As filed with the Securities and Exchange Commission on April 18, 2003

                                                      Registration Nos. 33-86500
                                                                       811-08868

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]

                        Pre-Effective Amendment No. _                      [ ]

                       Post-Effective Amendment No. 12                     [X]

             REGISTRATION STATEMENT UNDER THE INVESTMENT ACT OF 1940

                               Amendment No. 3                             [X]

                            ------------------------

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                                  (Registrant)

                            ------------------------

                          AMERITAS LIFE INSURANCE CORP.
                                   (Depositor)
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                  402-467-1122

                            ------------------------

                                DONALD R. STADING
         Senior Vice President, Secretary and Corporate General Counsel
                          Ameritas Life Insurance Corp.
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                  402-467-7465
                            ------------------------

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

         It is proposed that this filing will become effective:
            [ ] 60 days after filing pursuant to paragraph a of Rule 485
            [ ] on __________ pursuant to paragraph a of Rule 485
            [X] on May 1, 2003 pursuant to paragraph b of Rule 485
            [ ] immediately upon filing pursuant to paragraph b of Rule 485

Title of Securities Being Registered: Securities of Unit Investment Trust

                    AMERITAS LOW-LOAD VARIABLE UNIVERSAL LIFE

                              CONTENTS OF FORM N-6

PART A:  INFORMATION REQUIRED IN A PROSPECTUS
Form N-6                                                    Item Heading in Prospectus
Item 1.  Front and Back Cover Pages
              (a) Front Cover Page..........................Front Cover Page
              (b) Back Cover Page...........................Last Page
Item 2.  Risk/Benefit Summary: Benefits and Risks
              (a) Contract Benefits.........................POLICY SUMMARY
              (b) Contract Risks............................         "
              (c) Portfolio Company Risks...................         "
Item 3.  Risk/Benefit Summary: Fee Table....................CHARGES TABLES
Item 4.  General Description of Registrant, Depositor and Portfolio Companies
              (a) Depositor.................................Front Cover Page (more in SAI)
              (b) Registrant................................INVESTMENT OPTIONS-Separate Account Variable
                                                            Options
              (c) Portfolio Company.........................         "
              (d) Portfolio Company Prospectus..............         "; Appendix A
              (e) Voting....................................         "
Item 5.  Charges
              (a) Description...............................CHARGES TABLES; CHARGES
              (b) Portfolio Company Charges.................                 "
              (c) Incidental Insurance Charges..............N/A
Item 6.  General Description of Contracts
              (a) Contract Rights...........................POLICY SUMMARY; INVESTMENT OPTIONS OTHER IMPORTANT POLICY INFORMATION;
                                                            POLICY DISTRIBUTIONS
              (b) Contract Limitations......................                 "
              (c) Contracts or Registrant Changes...........INVESTMENT OPTIONS-Adding, Deleting or
                                                            Substituting Variable Investment Options; OTHER
                                                            IMPORTANT POLICY INFORMATION-Policy Changes
              (d) Other Benefits............................N/A
              (e) Class of Purchasers.......................OTHER IMPORTANT POLICY INFORMATION-Policy Application and Issuance
Item 7.  Premiums
              (a) Purchase Procedures.......................                 "
              (b) Premium Amount............................                 "
              (c) Premium Payment Plans.....................                 "
              (d) Premium Due Dates.........................                 "
              (e) Automatic Premium Loans...................N/A
              (f) Sub-Account Valuation.....................OTHER IMPORTANT POLICY INFORMATION-Policy Value
Item 8.  Death Benefits and Contract Values
              (a) Death Benefits............................POLICY DISTRIBUTIONS-Death Benefit
              (b) Charges and Contract Values...............CHARGES TABLES; CHARGES; OTHER
                                                            IMPORTANT POLICY INFORMATION-Policy Value
Item 9.  Surrenders, Partial Surrenders, and Partial Withdrawals
              (a) Surrender.................................POLICY DISTRIBUTIONS-Full Surrender
              (b) Partial Surrender and Withdrawal..........                 "-Partial Withdrawal
              (c) Effect of Partial Surrender and Withdrawal                 "        "
              (d) Sub-Account Allocation....................OTHER IMPORTANT POLICY INFORMATION-Policy Application
                                                            and Issuance
              (e) Revocation Rights.........................                 "-"Free Look" rights
Item 10. Loans
              (a) Availability of Loans.....................POLICY DISTRIBUTIONS-Policy Loans
              (b) Limitations...............................                 "
              (c) Interest..................................                 "
              (d) Effect on Cash Value and Death Benefit....                 "
              (e) Procedures................................                 "
Item 11. Lapse and Reinstatement
              (a) Lapse.....................................OTHER IMPORTANT POLICY INFORMATION-Lapse and Grace Period
              (b) Lapse Options.............................                 "
              (c) Effect of Lapse...........................                 "
              (d) Reinstatement.............................                 "-Reinstatement


Item 12. Taxes
              (a) Tax Consequences..........................TAX MATTERS
              (b) Effect....................................         "
Item 13. Legal Proceedings..................................OTHER IMPORTANT POLICY INFORMATION-Legal Proceedings
Item 14. Financial Statements...............................See Statement of Additional Information, below.

PART B   Information Required in a Statement of Additional Information
Form N-6                                                    Item       Heading in Statement of Additional

Item 15. Cover Page and Table of Contents
              (a) Cover Page................................Cover Page
              (b) Table of contents.........................      "
Item 16. General Information and History
              (a) Depositor.................................About Our Company
              (b) Registrant................................see prospectus, INVESTMENT OPTIONS
              (c) History of Depositor and Registrant.......About Our Company; see prospectus, INVESTMENT OPTIONS-
                                                            Separate Account Variable Investment Options
Item 17. Services
              (a) Expenses Paid by Third Parties............N/A
              (b) Service Agreements........................N/A
              (c) Other Service Providers...................N/A
Item 18. Premiums
              (a) Administrative Procedures.................see prospectus, OTHER IMPORTANT POLICY INFORMATION- Policy
                                                            Application and Issuance
              (b) Automatic Premium Loans...................N/A
Item 19. Additional Information About Operation of Contracts and Registrant
              (a) Incidental Benefits.......................see prospectus, OTHER IMPORTANT POLICY INFORMATION
              (b) Surrender and Withdrawal..................see prospectus, CHARGES TABLES; CHARGES POLICY DISTRIBUTIONS
              (c) Material Contracts Relating to The Registrant        N/A
Item 20. Underwriters
              (a) Identification............................Underwriter
              (b) Offering and Commissions..................Distribution of the Policy
              (c) Other Payments............................           "
              (d) Commissions to Dealers....................           "
Item 21. Additional Information about Charges
              (a) Sales Load................................see prospectus, CHARGES TABLES; CHARGES
              (b) Special Purchase Plans....................More Information on charges
              (c) Underwriting Procedures...................           "
              (d) Increases in Face Amount..................see prospectus, POLICY DISTRIBUTIONS-Death Benefit
Item 22. Lapse and Reinstatement............................see prospectus, OTHER IMPORTANT POLICY INFORMATION-
                                                            lapse and Reinstatement
Item 23. Loans
              (a) Loan Provisions...........................see prospectus, OTHER IMPORTANT POLICY INFORMATION- policy Loans
              (b) Amount Available..........................               "
              (c) Effect on Cash Value and Sub-Accounts.....               "
              (d) Interest..................................               "
              (e) Other Effects.............................               "
Item 24. Financial Statements
              (a) Registrant................................Financial Statements
              (b) Depositor.................................Financial Statements
Item 25  Performance Data
              (a) Calculation...............................Performance Data
              (b) Quotation.................................           "
Item 26. Illustrations
              (a) Narrative Information.....................see prospectus, last page-Illustrations
              (b) Headings..................................               "
              (c) Premiums, Ages............................               "
              (d) Rating Classifications....................               "
              (e) Years.....................................               "
              (f) Illustrated Values........................               "
              (g) Rates of Return...........................               "
              (h) Portfolio Company Charges.................               "
              (i) Other Charges.............................               "
              (j) Additional Information....................               "

PROSPECTUS: May 1, 2003

AMERITAS LOW-LOAD
Flexible Premium
Variable Universal Life Insurance Policy
                             Ameritas Life Insurance Corp. Separate Account LLVL

     This prospectus describes the Policy, especially its Separate Account. The Policy is designed to help you, the Policy Owner, provide life insurance protection while having flexibility, within limits, as to the amount and timing of premium payments, the amount of the death benefit, and how to invest your Policy value. The value of your Policy will go up or down based on the investment performance of the investment options you choose. The amount of the death benefit can also vary as a result of investment performance.

     You may allocate all or part of your Policy value among a variety of variable investment options (where you have the investment risk, including possible loss of principal) with allocated indirect interests in non-publicly traded portfolios from several prominent portfolio managers (see Appendix A of this prospectus).

     You may also allocate all or part of your investment to a Fixed Account fixed interest rate option (where we have the investment risk and guarantee a certain return on your investment).

Please Read this Prospectus Carefully and Keep It for Future Reference. It provides information you should consider before investing in a Policy. Prospectuses for the portfolios underlying the Subaccount variable investment options are available without charge from your sales representative or from our Service Center.

             The Securities and Exchange Commission ("SEC") does not
             pass upon the accuracy or adequacy of this prospectus,
               and has not approved or disapproved the Policy. Any
              representation to the contrary is a criminal offense.

           This prospectus may only be used to offer the Policy where the Policy may lawfully be sold. The Policy, and certain
           features described in this prospectus, may not be available in all states.

                   No one is authorized to give information or
                    make any representation about the Policy
                    that is not in this prospectus. If anyone
                     does so, you should not rely upon it as
                           being accurate or adequate.

          NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

                  Ameritas Life Insurance Corp. (we, us, our)
            Service Center, P.O. Box 81889, Lincoln, Nebraska 68501.
                     1-800-255-9678. www.ameritasdirect.com
                             ----------------------

                        This page is intentionally blank.

Contacting Us. To answer your questions or to send additional premium, contact your sales representative or write or call us at:

                          Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 81889
                             Lincoln, Nebraska 68501
                                       Or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-255-9678
                               Fax: 1-402-467-7725
                         InterfundTransfer Request Fax:
                                 1-402-467-7923
                             www.ameritasdirect.com

Express mail packages should be sent to our street address, not our P.O. Box address.

Sending Forms, Written Notice and Written Requests in "Good Order." If you are writing to change your beneficiary, request a withdrawal or for any other purpose, contact us or your sales represent-active to learn what information is required for the request to be in "good order". Often, we can only accept information on a form we provide. We can only act upon requests that are received in good order.

Remember, the Correct Form is important for us to accurately process your Policy elections and changes. Many can be found on the on-line services section of our Web site. Or, call us at our toll-free number and we'll send you the form you need.

                            Make checks payable to:
                        "Ameritas Life Insurance Corp."

TABLE OF CONTENTS                                           Begin on Page

     POLICY SUMMARY..............................................4
     CHARGES TABLES..............................................6
     INVESTMENT OPTIONS..........................................9
         Separate Account Variable Investment Options
         Fixed Account Fixed Interest Rate Option
         Transfers
         Third-Party Services
         Model Asset Allocation
         Systematic Transfer Programs
           (Dollar Cost Averaging, Portfolio Rebalancing,
           Earnings Sweep)
     CHARGES....................................................13
         Transaction Fees
           (Percent of Premium Charge,
           Partial Withdrawal Charge, Transfer Fee)
         Periodic Charges: Monthly Deductions from Policy Value
           (Cost of Insurance Charge, Administrative Charge,
           Cost of Optional Features)
         Periodic Charges: Daily Deduction from Separate
         Account Assets
           (Risk Charge, Portfolio Charges)
     OTHER IMPORTANT POLICY INFORMATION.........................15
         Policy Application and Issuance
         Policy Value
         Misstatement of Age or Sex
         Suicide
         Incontestability
         Telephone Transactions
         Lapse and Grace Period
         Reinstatement
         Delay of Payments or Transfers
         Beneficiary
         Minor Owner or Beneficiary
         Policy Changes
         "Free Look" Rights
         Optional Features
         Legal Proceedings
         How to get Financial Statements
     POLICY DISTRIBUTIONS.......................................20
         Death Benefit
         Maturity Date
         Policy Loans
         Full Surrender
         Partial Withdrawal
         Payment of Policy Proceeds
     TAX MATTERS................................................25
         Life Insurance Qualification; Tax Treatment of Death Benefit Special Considerations for Corporations
         Tax Treatment of Loans & Other Distributions
         Other Policy Owner Tax Matters
     APPENDIX A: Variable Investment Option Portfolios..........28
     APPENDIX B: Optional Features..............................30
     DEFINED TERMS..............................................31
     LAST PAGE...............................................Last Page
         IMSA
         Thank You/ If You Have Questions
         Illustrations
         Statement of Additional Information;
           Registration Statement
         Reports to You

POLICY SUMMARY
Refer to the Policy for the actual and complete terms of the Policy. You may obtain a copy from us.

         The AMERITAS LOW-LOAD Variable Universal Life Policy is flexible premium life insurance. The Policy will usually be unsuitable for short-term savings or short-term life insurance needs. We are obligated to pay all amounts promised under the Policy. The Policy pays death benefit proceeds to the Policy beneficiary upon the insured's death, or pays a Cash Surrender Value to you if you surrender the Policy. The insured cannot be over age 80 on the insured's birthday nearest the Policy issue date. We will only issue the Policy for an initial specified amount of insurance coverage of $100,000 or more.

         You have flexibility under the Policy. Within certain limits, you can vary the amount and timing of premium payments, change the death benefit, and transfer amounts among the investment options. You may allocate Policy premium and value among several different variable investment options where you can gain or lose money on your investment, or to a fixed rate option where we guarantee you will earn a fixed rate of interest. You can take out a Policy loan, make a partial withdrawal, or surrender your Policy completely, subject to certain restrictions. However, unpaid loans, partial withdrawals and surrenders may be subject to income tax and penalty tax, and unpaid loans and withdrawals will decrease death benefit protection and may cause the need for additional premium to keep the Policy in force.

         Your Policy value and Death Benefit will go up or down as a result of the investment experience of your Policy. Even if you pay Planned Periodic Premiums, your Policy could lapse if the Policy value is not enough to pay the Policy's charges. Your Policy's Death Benefit will never be less than the then current Specified Amount of insurance coverage less any outstanding loans and loan interest, and less any due but unpaid Policy charges. The Policy remains in force until surrendered for its Cash Surrender Value, or all proceeds have been paid as a death benefit, or until it lapses because the Cash Surrender Value is insufficient to keep the Policy in force.

         Buying a Policy might not be advisable if it is just replacing existing life insurance. You may wish to consult with your financial or insurance adviser.

         COMPARISON TO OTHER POLICIES AND INVESTMENTS

         Compared to other life insurance. The Policy is like fixed-benefit life insurance except for its investment features, the flexibility to vary the amount and timing of premium payments and, within limits, to change the death benefit. Another difference is that the Policy value and death benefit fluctuate to reflect the investment experience of the variable investment options you select, so you have both the investment risk (including possible loss of value) and opportunity, not us.

A significant advantage of the Policy is that it provides the ability to accumulate capital on a long-term tax-deferred basis while providing benefits such as life insurance protection through death benefits, lifetime income payments, and the potential for tax-free income during the insured's life.

         Compared to mutual funds. Although the underlying portfolios of the Separate Account operate like publicly traded mutual funds and have the same investment risks, in many ways the Policy is different. Unlike publicly traded mutual funds, the Policy has these features:

o Provides death benefit insurance protection that is exempt from income tax but estate taxes may apply.
o Can lapse with no value if the Cash Surrender Value is not enough to pay charges or loan interest, unless the terms for a Guaranteed Death Benefit are met.
o Can provide settlement option payments for the rest of your life or for some other period.
o You can transfer money from one underlying investment portfolio to another without tax liability.
o Dividends and capital gains distributed by the variable investment options' underlying portfolios are automatically reinvested and are reflected in the portfolio's value.
o Insurance-related charges not associated with direct mutual fund investments are deducted from the value of the Policy.
o Policy earnings that would be treated as capital gains in a mutual fund are treated as ordinary income when distributed, although (a) such earnings are exempt from taxation if received as a death benefit (special tax considerations may apply if the Policy is owned by a business or used to fund certain business purposes) and (b) taxation is deferred until such earnings are distributed as a full surrender or partial withdrawal.
o Most states allow you a "right to examine" period to review your Policy and cancel it for a return of premium paid. (See a Policy for details.)
o By purchasing interests in the Separate Account Subaccounts, you select the portfolios in which we then invest your money. We own the Separate Account assets, but they are held separately from our other assets.

             Information about the risks of each variable investment
                 option is contained in the portfolio prospectus for each option. You may obtain a copy from us.

         POLICY OPERATION & FEATURES

Premiums.
o Premium is used to create Policy value to cover Policy charges and to generate investment earnings.

Charges Deducted from Premium
o    Percentage of Premium Charge: currently 3 1/2%.

Investment Options.
o Variable investment option allocations are invested in Subaccounts of the Separate Account, which in turn invest in corresponding underlying portfolios. Fixed Account allocations are invested in our general account and we guarantee a fixed rate of interest.
o You may transfer between investments, subject to limits. Model asset allocation, dollar cost averaging, portfolio rebalancing and earnings sweep systematic investment programs are available.

Charges Deducted from Assets.
(See CHARGES TABLES on next pages.)

No Sales Load.
No Surrender Charge.

Transaction Fees:

o    Percentage of Premium Charge.
o    Partial withdrawal charges.
o    Transfer fee, if any.

Periodic Charges (monthly from Policy value):
o    Cost of Insurance Charge.
o    Administrative Charges.
o    Charges for selected optional features.

Periodic Charges (daily from Separate Account assets only):
o    Risk charge.
o    Underlying portfolio investment advisory charges and operating expenses.

Loans
o You may borrow a limited amount of Policy value. Each loan must be at least $200. Interest accrues on outstanding loan amounts. After the 10th Policy Year, loans at a lower interest rate may be available.

Surrenders.
o You can surrender the Policy in full at any time for its Cash Surrender Value, or, within limits, withdraw part of the Policy value. Applicable charges are shown in the CHARGES TABLES, next page.

                      -----------------
                          Premiums
                      -----------------
---------------------------------------------------------
             Ameritas Life Insurance Corp.
---------------------------------------------------------
               -------------------------------
               Charges Deducted from Premium
               -------------------------------
---------------------------------------------------------
                   Investment Options
---------------------------------------------------------
    Fixed
   Account            Ameritas Life Insurance Corp.
                          Separate Account LLVL
Policy value
 receives a            Variable Investment Options
 guaranteed       Policy value may vary daily depending
    fixed           upon the investment performance of
  interest              the underlying portfolios.
    rate.
-------------- -- ---------------------------------------
                             The Subaccounts
-------------- -- ------------ ------------- ------------
                       A            B           Etc.
-------------- -- ------------ ------------- ------------
                  Underlying    Underlying      Etc.
                  Portfolio A  Portfolio B
--------------    ------------ ------------- ------------

              Charges Deducted from Assets
---------------------------------------------------------
-------------------    ---------------    ---------------
                       Surrender all
      Loans              or part of           Death
                         the Policy          Benefits
-------------------    ---------------    ---------------
-------------------    ---------------    ---------------
                       ----------------------------------
                            Paid in Annuity Income
                                  or Lump Sum
                       ----------------------------------

Death Benefit.

o If you meet certain premium requirements, we will guarantee a death benefit for a certain period even if your Policy's Cash Surrender Value falls to zero.
     The death benefit is essentially a level death benefit that includes total Policy value within the specified amount (although death benefit can vary as a result of investment performance).
     Death Benefit proceeds are reduced by any Policy loan balance, unpaid loan interest, and any monthly deductions due but unpaid at death.
     See the POLICY DISTRIBUTIONS: Death Benefits section for details.

Settlement Income.
o Amounts surrendered or death benefit proceeds can be paid out under several different payment options.

CHARGES TABLES
Some charges are rounded. Charges shown are maximums, and may be less in certain states.

o        POLICY CHARGES

         The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you pay a premium, surrender the Policy, or transfer Policy value between investment options. State premium taxes may also be deducted.

--------------------------------------------------- ----------------------- -------------------- --------------------
                                                                                                      Guaranteed
   TRANSACTION FEES                                       When Deducted            Current              Maximum
--------------------------------------------------- ----------------------- -------------------- --------------------
PERCENT OF PREMIUM CHARGE                           When each premium is        3 1/2% of each    5% of each premium
                                                    paid.                       premium payment         payment
--------------------------------------------------- ----------------------- -------------------- --------------------
SURRENDER CHARGE                                              --                   NONE                 NONE
--------------------------------------------------- ----------------------- -------------------- --------------------
PARTIAL WITHDRAWAL CHARGE                           Upon each withdrawal.        2% or $25            2% or $50
     (lesser of % of withdrawal amount or dollar
amount)
--------------------------------------------------- ----------------------- -------------------- --------------------
TRANSFER FEE (per transfer)                         First 15 transfers per year:   NONE                 NONE
                                                    Each additional transfer:      NONE                  $10
--------------------------------------------------- ----------------------- -------------------- --------------------
         The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, to equal the annualized charges shown, not including Subaccount portfolio operating fees and expenses.

---------------------------------------------------- ---------------------- -------------------- --------------------

---------------------------------------------------- ---------------------- -------------------- --------------------
 PERIODIC CHARGES
(other than Subaccount portfolio operating             When Deducted              Current            Guaranteed
expenses)                                                                         (annual)        Maximum (annual)
---------------------------------------------------- ---------------------- -------------------- --------------------
DAILY DEDUCTION FROM
SEPARATE ACCOUNT ASSETS  (to equal the annual %
shown)
---------------------------------------------------- ---------------------- -------------------- --------------------
RISK CHARGE (for mortality and expense risk)                 Daily
                                  Policy Years 1-20                                0.75%                0.90%
                                   Policy Years 21+                                0.45%                0.90%
---------------------------------------------------- ---------------------- -------------------- --------------------
MONTHLY DEDUCTION FROM
POLICY VALUE

     Several of the charges below vary based on individual
     characteristics. The cost shown for these charges may
     not be representative of the charge you will pay. Ask
     for a Policy illustration or see your Policy for the
     charge applicable to you.
---------------------------------------------------- ---------------------- -------------------- --------------------
BASE POLICY COST OF INSURANCE (Rate is a % of the           Monthly         Varies(1)            Varies(2)
net amount of insurance coverage at risk)                                   Minimum       0.04%  Minimum       0.07%
                                                                            Maximum     100.00%  Maximum     100.00%
                                                                            Example(4,5)  0.12%  Example(4,5)  0.33%
---------------------------------------------------- ---------------------- -------------------- --------------------
ADMINISTRATIVE CHARGE                                       Monthly
          o  First Policy Year and first 12 months                                  $108                 $108
             after an increase in Specified Amount                                   $54                 $108
          o  Thereafter
---------------------------------------------------- ---------------------- -------------------- --------------------
COST OF OPTIONAL FEATURES
        (No-cost Riders are not listed.)
---------------------------------------------------- ---------------------- -------------------- --------------------
   Waiver of Monthly Deductions on Disability               Monthly         Varies(2)
   Rider (Rate is a percentage of the total                                 Minimum       3.32%
   monthly deduction not including this rider.)                             Maximum      53.68%   Same as current
                                                                            Example(4,5)  7.94%
---------------------------------------------------- ---------------------- -------------------- --------------------
   Payor Waiver of Monthly Deductions on                    Monthly         Varies(2)
   Disability Rider  (Rate is a percentage of the                           Minimum       3.32%
   total monthly deductions not including this                              Maximum      53.68%   Same as current
   rider.)                                                                  Example(5,6)  6.18%
---------------------------------------------------- ---------------------- -------------------- --------------------
   Children's Protection Rider  (Flat annual rate.)         Monthly                   $52         Same as current
---------------------------------------------------- ---------------------- -------------------- --------------------
   Guaranteed Insurability Rider  (Rate is a % of           Monthly         Varies(3)
   the selected amount.)                                                    Minimum       0.06%
                                                                            Maximum       0.20%   Same as current
                                                                            Example(6)    0.09%
---------------------------------------------------- ---------------------- -------------------- --------------------

Periodic Charges Table Footnotes:
     (1) Rate varies by insured's sex, issue age, risk class, and the length of time the Policy has been in force.
     (2)  Rate varies by insured's sex, risk class and attained age.
     (3) Rate varies by insured's sex and issue age at the time the rider is added to the Policy.
     (4) "Example" charges assume an insured who is male, best risk class, age 45 when Policy is issued or rider is added to the Policy.
     (5)  "Example" charges assume Policy is in its first Policy Year.
     (6) "Example" charges assume an insured who is male, age 10 at the time the rider is added to the Policy.

         We currently do not assess a separate charge against our Separate Account or Fixed Account for any income taxes. We may, however, make such a charge in the future if income or gains within the Separate Account will incur any income tax liability, or if tax treatment of our Company changes.

         The next table describes net interest rates charged on amounts borrowed from the Policy.

--------------------------------------------------- ----------------------- -------------------- --------------------
                                                                                                    Guaranteed
 NET INTEREST CHARGED ON LOANS                           When Deducted             Current             Maximum
--------------------------------------------------- ----------------------- -------------------- --------------------
 LOAN ACCOUNT  (effective annual rates)                Upon each Policy
          Regular Loans                                   anniversary.               2%                  2.5%
          Reduced Rate Loans (available only after
                           the 10th Policy Year)                                     0%                  0.5%
--------------------------------------------------- ----------------------- -------------------- --------------------

         PORTFOLIO COMPANY OPERATING EXPENSES
         The next table shows the minimum and maximum total operating expenses charged by the portfolio companies, before any waivers or reductions, that you may pay periodically during the time that you own the contract, followed by a table showing additional information for each portfolio company. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

---------------------------------------------------------------------------- -------------------- --------------------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
     Expenses that are deducted from portfolio company assets, including             Minimum           Maximum
     management fees, distribution and/or service (12b-1) fees, and other expenses
---------------------------------------------------------------------------- -------------------- --------------------
Before any Waivers and Reductions                                                      0.18%              2.24%
------------------------------------------------------------------------------- ------------------ ------------------
After any Waivers and Reductions (explained in the footnotes to these tables)          0.18%              2.24%
------------------------------------------------------------------------------- ------------------ ------------------

---------------------------------------------------------------------------- -------------------- --------------------
                                                                              Total                 Total Expenses
Subaccount's underlying                    Management    12b-1     Other      Fund    Waivers and   after Waivers and
Portfolio Name                                Fees       Fees      Fees       Fees    Restrictions  Reductions, if any
---------------------------------------------------------------------------- -------------------- --------------------
AMERITAS PORTFOLIOS (subadvisor) (1)
o        Ameritas Growth (Fred Alger)         0.80%       -        0.14%      0.94%       0.05%         0.89%
CALVERT Portfolios
o        CVS Social Balanced                  0.70%       -        0.21%      0.91%         -           0.91%
o        CVS Social International Equity      1.10%       -        1.14%      2.24%         -           2.24% (2)
o        CVS Social Mid Cap Growth            0.90%       -        0.29%      1.19%         -           1.19% (2)
o        CVS Social Small Cap Growth          1.00%       -        0.38%      1.38%         -           1.38% (2)
FIDELITY
o        VIP Mid Cap: Service Class           0.58%      0.10%     0.12%      0.80%         -           0.80%
INVESCO FUNDS (3)
o        VIF-Financial Services               0.75%        -       0.34%      1.09%         -           1.09%
o        VIF-Health Sciences                  0.75%        -       0.32%      1.07%         -           1.07%
o        VIF-Technology                       0.75%        -       0.36%      1.11%         -           1.11%
o        VIF-Telecommunications               0.75%        -       0.47%      1.22%         -           1.22%
JANUS ASPEN (4)
o        Growth                               0.65%        -       0.02%      0.67%         -           0.67%
NEUBERGER BERMAN (5)
o        AMT Balanced                         0.85%        -       0.27%      1.12%         -           1.12%
o        AMT Growth                           0.85%        -       0.11%      0.96%         -           0.96%
o        AMT Limited Maturity Bond            0.65%        -       0.11%      0.76%         -           0.76%
o        AMT Partners                         0.83%        -       0.08%      0.91%         -           0.91%
RYDEX
o        Nova                                 0.75%        -       0.97%      1.72%         -           1.72%
o        OTC                                  0.75%        -       0.99%      1.74%         -           1.74%
o        Precious Metals                      0.75%        -       0.92%      1.67%         -           1.67%
o        Ursa                                 0.90%        -       0.89%      1.79%         -           1.79%
o        U.S. Government Bond                 0.50%        -       0.74%      1.24%         -           1.24%
SCUDDER (6)
o        VIT EAFE(R)Equity Index              0.45%        -       0.47%      0.92%       0.27%         0.65%
o        VIT Small Cap Index                  0.35%        -       0.26%      0.61%       0.16%         0.45%
STRONG
o        Mid Cap Growth Fund II               0.75% (7)    -       0.72%      1.47% (8)     -           1.47%
o        Opportunity Fund II                  0.75% (7)    -       0.63%      1.38% (8)     -           1.38%
THIRD AVENUE  (9)
o        Third Avenue Value                   0.90%        -       0.40%      1.30%         -           1.30%

                                      -7-

---------------------------------------------------------------------------- -------------------- --------------------
                                                                              Total                 Total Expenses
Subaccount's underlying                    Management    12b-1     Other      Fund    Waivers and   after Waivers and
Portfolio Name                                Fees       Fees      Fees       Fees    Restrictions  Reductions, if any
---------------------------------------------------------------------------- -------------------- --------------------
VANGUARD
o        VIF Balanced                         0.31%        -       0.02%      0.33%         -           0.33%
o        VIF Diversified Value                0.46%        -       0.04%      0.50%         -           0.50%
o        VIF Equity Income                    0.34%        -       0.03%      0.37%         -           0.37%
o        VIF Equity Index                     0.16%        -       0.02%      0.18%         -           0.18%
o        VIF Growth                           0.37%        -       0.04%      0.41%         -           0.41%
o        VIF High Yield Bond                  0.30%        -       0.03%      0.33%         -           0.33%
o        VIF International                    0.42%        -       0.11%      0.53%         -           0.53%
o        VIF Mid-Cap Index                    0.24%        -       0.06%      0.30%         -           0.30%
o        VIF Money Market                     0.18%        -       0.03%      0.21%         -           0.21%
o        VIF REIT Index                       0.34%        -       0.05%      0.39%         -           0.39%
o        VIF Small Company Growth             0.54%        -       0.03%      0.57%         -           0.57%
o        VIF Total Bond Market Index          0.21%        -       0.03%      0.24%         -           0.24%
---------------------------------------------------------------------------------------------------------------------

(1) The portfolio adviser (AIC) has contractually agreed to limit annual portfolio operating expenses through December 31, 2003, as reflected above.

(2) "Total Fees" reflect an indirect fee and fees before waivers. Indirect fees result from the portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the portfolio's uninvested cash balances. These credits are used to reduce the portfolio's expenses. Net operating expenses after reductions for fees paid indirectly and fee waivers would be as follows:

                  CVS Social International Equity                         2.01%
                  CVS Social Mid Cap Growth                  1.16%
                  CVS Social Small Cap Growth                1.28%

(3) The fund's actual other expenses and total annual fund operating expenses were lower than the figures shown because the custodian fees were reduced under an expense offset arrangement. Certain expenses of the INVESCO portfolios were absorbed voluntarily by INVESCO pursuant to commitments between the fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any offset arrangements, the differences in the fund's other and total annual fund operating expenses were insignificant for the year ended December 31, 2002.

(4) Expenses are shown without the effect of any expense offset arrangement.

(5) Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2006 to reimburse certain operating expenses, excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs that exceed in the aggregate 1.00% of each portfolios' average daily net asset value. The expense reimbursement arrangements for the portfolios are contractual for three years and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a portfolio to exceed the limitation.

(6) The Advisor has contractually agreed to waive its fees and/or reimburse expenses of the funds, to the extent necessary, to the respective limits of average daily net assets (shown in the column "Total after waivers and reimbursements if any") until April 30, 2005.

(7) The fund has a breakpoint schedule under which the management fee will decrease on fund net assets above designated levels.

(8) The fund participated in a program under which it received a credit for part of the brokerage commission paid in transactions with participating brokers. This credit was applied to the fund's Other Expenses that were not attributable to Strong or its affiliates. Total Annual Operating Expenses do not reflect these credits or our voluntary waivers of fees and/or expense absorptions. After giving effect to these credits and with waivers and/or absorptions, Total Annual Operating Expenses were 1.17% for the Mid Cap Growth Fund II and at 1.10% for the Opportunity Fund II. Strong can modify or terminate voluntary waivers and/or absorptions at any time.

(9) Under current arrangements, whenever, in any fiscal year, the Portfolio's normal operating expenses, including the investment advisory fee, but excluding broker commissions, exceeds 1.30% of the Portfolio's average net assets, the Adviser is obligated to reimburse the Portfolio in an amount equal to that excess.

INVESTMENT OPTIONS

         We recognize you have very personal goals and investment strategies. The Policy allows you to choose from a wide array of investment options - each chosen for its potential to meet specific investment objectives.

     You may allocate all or a part of your premiums among the Separate Account variable investment options or the Fixed Account fixed interest rate option. Allocations must be in whole percentages and total 100%. The variable investment options, which invest in underlying portfolios, are listed and described in Appendix A to this prospectus.

The value of your Policy will go up () or down () based on the investment performance of the variable investment options you choose. The investment results of each variable investment option are likely to differ significantly, and vary over time. They do not earn a fixed interest rate. Please consider carefully, and on a continuing basis, which investment options best suit your long-term investment objectives and risk tolerance.

         SEPARATE ACCOUNT VARIABLE INVESTMENT OPTIONS (also see Appendix A)

     The Separate Account provides you with variable investment options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Policy value of your Policy depends directly on the investment performance of the portfolios that you select.

     The SEC does not supervise the management or the investment practices or policies of the Separate Account or us. Under Nebraska law, we own the Separate Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of business unrelated to the Separate Account. Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable investment options' underlying portfolios. We do not make any representations about their future performance.

         The underlying portfolios in the Separate Account are NOT publicly traded mutual funds, and are NOT the same as publicly traded mutual funds with very similar names. The portfolios are only available as separate account investment options in life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.
         Even if the investment options and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.
         You should read the prospectuses for the underlying portfolios together with this prospectus for more information.

                 You bear the risk that the variable investment
                    options you select may fail to meet their
                 objectives, that they could decrease in value,
                       and that you could lose principal.

              Each Subaccount's underlying portfolio operates as a separate variable investment option, and the income or losses of one generally has no effect on the investment performance of any other. Complete descriptions of each variable investment option's investment objectives and restrictions and other material information related to an investment in the variable investment option are contained in the prospectuses for each of the series funds which accompany this prospectus.

o        Adding, Deleting, or Substituting Variable Investment Options
         We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available. We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio. If the shares of the underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account, we will first notify you and receive any necessary SEC and state approval before making such a change.

         New Separate Account underlying portfolios may be added, or existing funds eliminated, when, in our sole discretion, conditions warrant a change. If a portfolio is eliminated, we will ask you to reallocate any amount in the eliminated portfolio. If you do not reallocate these amounts, we will automatically reinvest them in the Vanguard VIF Money Market Subaccount.

         If we make a portfolio substitution or change, we may change the Policy to reflect the substitution or change. Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts.

o        Voting Rights
         As a Policy Owner, you may have voting rights in the portfolios whose shares underlie the Subaccounts in which you invest. You will receive proxy material, reports, and other materials relating to each underlying portfolio in which you have voting rights.

         If you send us written voting instructions, we will follow your instructions in voting the portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote those shares in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we receive instructions from other Policy Owners. The underlying portfolios may not hold routine annual shareholder meetings.

         FIXED ACCOUNT FIXED INTEREST RATE OPTION

         There is one fixed interest rate option ("Fixed Account"), where we bear the investment risk. We guarantee that you will earn a minimum interest rate that will yield at least 3.5% per year, compounded annually. We may declare a higher current interest rate. However, you bear the risk that we will not credit more interest than will yield the minimum guaranteed rate per year for the life of the Policy. We have sole discretion over how assets allocated to the Fixed Account are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. The focus of this prospectus is to disclose the Separate Account aspects of the Policy. Refer to the Policy for additional details regarding the Fixed Account.

All amounts allocated to the Fixed Account become assets of our general account. Interest in the general account has not been registered with the SEC and is not subject to SEC regulation. Therefore, SEC staff have not reviewed the Fixed Account disclosures in this prospectus.

         TRANSFERS

         The Policy is designed for long-term investment. Excessive transfers such as those triggered by market timing services or other large or frequent transfers could harm other Policy Owners by having a detrimental effect on investment portfolio management. Therefore, upon notice to you, we reserve the right to reject any specific premium allocation or transfer request, if in the judgment of a Subaccount portfolio fund advisor, a Subaccount's portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or if Policy Owners would otherwise potentially be adversely affected.

          Subject to restrictions during the "right to examine period", you may transfer Policy value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to these rules:

         Transfer Rules:
          o A transfer is considered any single request to move assets between one or more investment options.
          o We must receive notice of the transfer at our Service center Trading Unit - either Written Notice, an authorized telephone transaction, fax or by Internet when available. Our Trading Unit facsimile number is 402-467-7923. Transfers will be processed on the business day they are received by our Trading Unit before 3:00 p.m. Central Time (2:00 p.m. for Rydex portfolios). You must be available to receive a confirmation telephone call for any faxed transfer requests sent to us, or your trade may not be processed until it is confirmed.
          o The transferred amount must be at least $250, or the entire Subaccount or Fixed Account value if it is less. (If the value remaining after a transfer will be less than $100 in a Subaccount or $100 in the Fixed Account, we will include that amount as part of the transfer.)
               - If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $100 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.
               - The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer limits.
          o We currently do not levy any charge for transfers. However, we reserve the right to limit free transfers to only the first 15 transfers each Policy Year. If we imposed this limit, subsequent transfers may result in a $10 charge for each transfer. See the CHARGES section of this Prospectus for information about how this charge is applied. This fee is not subtracted from the amount of the transfer. Transfers under any systematic transfer program do count toward the 15 free transfer limit.
          o A transfer from the Fixed Account (except made pursuant to a systematic transfer program):
               -    may be made only once each Policy Year;
               -    may be delayed up to six months;
               -    is limited during any Policy Year to the greater of:
                    - 25% of the Fixed account value on the date of the transfer during that Policy Year;
                    - the greatest amount of any similar transfer out of the Fixed Account during the previous 13 months; or
                    -    $1,000.
          o You may make two substantive transfers from each Subaccount (at least 30 days apart) during any calendar year. A substantive transfer is a transfer that exceeds the lesser of: (1) 51% of the Policy value or (2) $100,000. This restriction does not apply to transfers from the Vanguard VIF Money Market or Rydex Subaccounts.
          o We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time. We and our portfolio managers consider market timing strategies, programmed transfers or transfers that are large in relation to the total assets of an investment option's underlying portfolio as disruptive. We may react to disruptive transfers by, among other things, restricting the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer service. We may also refuse to act on transfer instructions of an agent acting under a power of attorney or otherwise who is acting on behalf of one or more Owners. In making these determinations, we may consider the combined transfer activity of annuity contracts and life insurance policies that we believe are under common ownership, control or direction.
          o If the Policy value in any Subaccount falls below $250, we may transfer the remaining balance, without charge, to the Vanguard VIF Money Market Subaccount.
          o Rydex Subaccount transfers received later than 2 p.m. Central Time are processed the next Business Day.

         THIRD-PARTY SERVICES

         Where permitted and subject to our rules (including those Transfer Rules above regarding rejection of a transfer request), we may accept your authorization to have a third party (such as your sales representative or someone else you name) exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election on the application or by sending us Written Notice on a form provided by us. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that charges assessed by such third parties for their service are separate from and in addition to charges paid under the Policy.

         MODEL ASSET ALLOCATION

         We may offer model asset allocation, but reserve the right to alter or terminate any program upon thirty days advance written notice. Our program is offered at no charge. Some research studies have shown that the asset allocation decision is the single largest determinant of portfolio performance. You cannot use a model asset allocation program and the systematic transfer Dollar Cost Averaging program at the same time.

         SYSTEMATIC TRANSFER PROGRAMS

         Transfers under any systematic transfer program do count toward the 15 free transfer limit. We reserve the right to alter or terminate any systematic transfer program upon thirty days advance written notice. Only one systematic transfer program may be utilized at a time.

o        Dollar Cost Averaging
         The Dollar Cost Averaging program allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the Ameritas Money Market Subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time.

Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when a portfolio's value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Policy value, protect against a loss, or otherwise achieve your investment goals.

         Dollar Cost Averaging Rules:
          o There is no additional charge for the Dollar Cost Averaging program.
          o We must receive notice of your election and any changed instruction - either Written Notice, by telephone transaction instruction, or by Internet when available.
          o    Transfers can only occur monthly.
          o The minimum transfer amount out of the Ameritas Money Market Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time Dollar Cost Averaging is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
          o Dollar Cost Averaging program transfers cannot begin before the end of a Policy's "right to examine" period.
          o You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy Month Anniversary following the date the Policy's "right to examine" period ends.
          o You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the Ameritas Money Market Subaccount or the Fixed Account is less than $100.
          o Dollar Cost Averaging is not available when the Portfolio Rebalancing Program is elected.

o        Portfolio Rebalancing

         The Portfolio Rebalancing program allows you to rebalance your Policy value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

         Portfolio Rebalancing Program Rules:
          o There is no additional charge for the Portfolio Rebalancing program.
          o    The Fixed Account is excluded from this program.
          o You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by Internet when available.
          o You may have rebalancing occur quarterly, semi-annually or annually.
          o Portfolio Rebalancing is not available when the Dollar Cost Averaging Program is elected.

o        Earnings Sweep
         The Earnings Sweep program allows you to rebalance your Policy value by automatically allocating earnings from your Subaccounts among designated investment options (Subaccounts or the Fixed Account), either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

         Earnings Sweep Program Rules:
          o    There is no additional charge for the Earnings Sweep program.
          o    The Fixed Account is included in this program.
          o You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by Internet when available.
          o You may have your earnings sweep quarterly, semi-annually or annually.

CHARGES

         The following repeats and adds to information provided in the CHARGES TABLES section where the amount of each charge is shown. Please review both prospectus sections, and the Policy, for information on charges. For those Policies issued on a unisex basis in certain states or in certain cases, sex-distinct rates do not apply. Certain charges expressly permit you to designate the investment options from which the charge is to be deducted. If there are insufficient funds in such a designated investment option, and for all other charges deducted from total Policy value, charges are deducted pro-rata from your selected Subaccount and Fixed Account investment options.

         TRANSACTION FEES

o        Percent of Premium Charge
         We currently deduct a percentage of each Policy premium payment we receive as a Percent of Premium Charge. This charge partially offsets premium taxes imposed by some States and local governments and federal taxes on certain capitalized acquisition expenses. We do not expect to profit from this charge.

o        Surrender Charge and Sales Load Charge
         The Policy has no Surrender Charge and no Sales Load Charge.

o        Partial Withdrawal Charge
         Upon a partial withdrawal from your Policy, we will deduct a Partial Withdrawal Charge. This fee will be deducted from the investment options and in the same allocation as your partial withdrawal allocation instruction; if that is not possible (due to insufficient value in one of the investment options you elect) or you have not given such instructions, we will deduct this fee on a pro-rata basis from balances in all Subaccounts and the Fixed Account. Taxes and tax penalties may apply.

o        Transfer Fee
         Currently, we do not impose a Transfer Fee. We may, however, charge a Transfer Fee for any transfer in excess of 15 transfers per Policy Year. This fee may be deducted from only Policy investment options you designate; if that is not possible (due to insufficient value in an investment option you elect) or you have not provided such instructions, we will deduct this fee on a pro-rata basis from balances in all Subaccounts and the Fixed Account.

         PERIODIC CHARGES:  MONTHLY DEDUCTIONS FROM POLICY VALUE

         The following charges are deducted from Policy value on each Policy Monthly Anniversary.

o        Cost of Insurance Charge
         The cost of insurance rate per $1,000 of net amount at risk cannot exceed the guaranteed cost of insurance rate that is set forth in the Policy. The maximum cost of insurance each month can be determined by using the guaranteed cost of insurance rate in the formula below for cost of insurance.

         The cost of insurance charge is for providing insurance protection under the Policy. Because the cost of insurance charge depends upon several variables, the cost for each Policy Month can vary from month to month. The cost of insurance rate for the initial specified amount of insurance coverage varies by the insured's sex, issue age, risk class and the length of time the Policy has been in force. The cost of insurance rate for an increase in specified amount varies by the insured's sex, age and risk class at the time of the increase, and the length of time the Policy has been in force since the increase. We may use current cost of insurance rates less than those shown in the Policy, and reserve the right to change them so long as they do not exceed the rates shown in the Policy. Changes will equally apply to similarly situated Policy Owners and be based on changes in future expectations of factors such as investment earnings, mortality, persistency, and expenses. We expect a profit from this charge. Ask for a Policy illustration or see your Policy for these charges applicable to you.

The Cost of Insurance each month equals:
-    The "Net Amount at Risk" for the month; multiplied by
-    The cost of insurance rate per $1,000 of net amount at risk; divided by
-    $1,000.

The Net Amount at Risk in any month equals:
- The death benefit on the Policy Monthly Anniversary, discounted at the guaranteed rate of interest for the Fixed Account for one month; minus
- The Policy value on the Policy Monthly Anniversary after deducting the charge for any optional features selected and the administrative charges but not the cost of insurance charge.

o        Administrative Charge
         The administrative charge partially compensates us for our costs in issuing and administering the Policy and operating the Separate Account. We do not anticipate making a profit from this charge.

o        Cost of Optional Features
         The cost for any optional features you select (sometimes called Policy "Riders") is also deducted monthly from Policy value. See the CHARGES TABLES for information about the costs of these features, and refer to APPENDIX B for descriptions of these features. Optional features may not be available in all states.

         PERIODIC CHARGES: DAILY DEDUCTION FROM SEPARATE ACCOUNT ASSETS

         The following charges are applied daily to Separate Account assets in determining the daily Accumulation Unit value of each Subaccount.

o    Risk Charge
         The Risk Charge is for the mortality risks we assume - that insureds may live for shorter periods of time than we estimate, and also compensates us for the Policy expense risks we assume. If this charge exceeds our actual costs to cover these risks, the excess goes to our general account. Conversely, if this charge is not enough, we bear the additional expense, not you. We expect a profit from this charge.

o    Portfolio Charges
         Each Subaccount's underlying portfolio has investment advisory expenses. These expenses, as of the end of each portfolio's last fiscal year, are stated in this prospectus' CHARGES TABLES section and described in more detail in each fund's prospectus. A portfolio's charges and expenses are not deducted from your Policy value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These charges and expenses help to pay the portfolio's investment adviser and operating expenses.

OTHER IMPORTANT POLICY INFORMATION

         POLICY APPLICATION AND ISSUANCE

         The insured must not be older than age 80 on the insured's birthday nearest to the Policy Date. To purchase a Policy, you must submit an application, at least the Initial Premium (see below), and provide evidence of the proposed insured's insurability satisfactory to us. Before accepting an application, we conduct underwriting to determine insurability. We reserve the right to reject any application or premium. If we issue a Policy, insurance coverage will be effective as of the Policy Date.

 Replacing an existing life insurance policy is not always your best choice.
                       Evaluate any replacement carefully.

o        Application in Good Order
         All application questions must be answered, but particularly note these requirements:
          o The Owner's and insured's full name, Social Security number (tax identification number for a business or trust Owner), date of birth, and certain other required information must be included.
          o Your premium allocations must be complete, be in whole percentages, and total 100%.
          o    Initial Premium requirements must be met (see below).
          o Your signature and your agent's signature must be on the application.
          o City, state and date the application was signed must be completed.
          o You must provide all information required for us to underwrite your application (including health and medical information about the insured, and other information we consider relevant).
          o    If you have one, please give us your e-mail address to facilitate receiving updated Policy information by electronic delivery.
          o    There may be forms in addition to the application required by law or regulation, especially when a replacement of other coverage is involved.
          o    Your agent must be both properly licensed and appointed with us.

o        Premium Requirements
         Your premium checks should be made payable to "Ameritas Life Insurance Corp." We may postpone crediting any payment made by check until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources.

         Initial Premium
          o At least 25% of the total first year guaranteed monthly deductions including charges for riders, and any substandard risk adjustments for the specified amount of insurance coverage you apply for.

         Additional Premiums
          o Payment of additional premiums is flexible, but must be enough to cover Policy charges.
          o If a premium increases the net amount of insurance coverage at risk, it is subject to evidence of the insured's continued insurability and our underwriting requirements as to the amount of the increase.
          o Planned Periodic Premiums may be paid annually, semi-annually, quarterly, or monthly. You may change your Planned Periodic Premium, subject to our approval. Because Policy value can fluctuate depending upon the performance of your selected variable investment options, payment of your Planned Periodic Premiums does not guarantee that your Policy will remain in force. Your Policy can lapse even if you pay all Planned Periodic Premiums on time.
          o If there is a Policy loan, you should identify any payment intended to reduce a loan as a loan repayment; otherwise it will be treated as a premium and added to Policy value.
          o    Additional premiums are applied pursuant to your current
               allocation instructions, unless you give us different
               instructions by Written Notice or authorized telephone transaction when you make the payment.
          o We reserve the right to limit premiums or refund any values so the Policy qualifies as life insurance under the federal Internal Revenue Code.

o        Crediting and Allocating Premium
         Once your application is in good order, we will credit initial net premium to the Policy on the date the Policy is issued. All premiums are allocated to the Vanguard VIF Money Market Subaccount until 13 days after the date the Policy is issued to accommodate state "Right to Examine" rights under the Policy. Then, we allocate your Policy value to the investment options according to your allocation instructions. However, where allowed, if you have allocated 100% to the Fixed Account, the initial net premium is allocated to the Fixed Account. In this instance, no further allocation will occur. If a Policy is not issued, we will return your premium.

         Until your Policy is issued, premium payments received by us are held in our general account and are credited with interest at a rate we determine.

         POLICY VALUE

         On your Policy's date of issue, Policy value equals your initial net premium (premium less the Percent of Premium Charge) less the Policy's first monthly deductions. On any Business Day thereafter, your total Policy value equals the sum of Policy value in the Separate Account variable investment options, the Fixed Account, and the Loan Account, minus any monthly deduction due and not paid.

o        Separate Account Value
         Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Policy value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of Subaccount units allocated to the Policy. Each Subaccount's Accumulation Unit value is calculated at the end of each Business Day as follows:
          (a) the per share net asset value of the Subaccount's underlying portfolio as of the end of the current Business Day plus any dividend or capital gain distribution declared and unpaid by the underlying portfolio during that Business Day, times the number of shares held by the Subaccount, before the purchase or redemption of any shares on that date; minus
          (b) the daily mortality and expense risk charge; and this result divided by
          (c) the total number of Accumulation Units held in the Subaccount on the Business Day before the purchase or redemption of any Accumulation Units on that day.

         When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on the Business Day the transaction is made.

         An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

o        Fixed Account Value
         The Policy value of the Fixed Account on any Business Day equals:
          (a) the Policy value of the Fixed Account at the end of the preceding Policy month; plus
          (b) any net premiums credited to the Fixed Account since the end of the previous Policy month; plus
          (c) any transfers from the Subaccounts to the Fixed Account since the end of the previous Policy month; plus
          (d) any transfers from the Loan Account to the Fixed Account since the end of the previous Policy month, minus
          (e) any transfers from the Fixed Account to the Loan Account since the end of the previous Policy month; minus
          (f) any transfers and transfer fee from the Fixed Account to the Subaccounts since the end of the previous Policy month; minus
          (g) any partial withdrawal and partial withdrawal charge taken from the Fixed Account since the end of the previous Policy month; minus
          (h) the Fixed Account's share of any monthly deductions from Policy value; minus
          (i)  the Fixed Account's share of charges for any optional features;
               plus
          (j) interest credited on the Fixed Account balance since the end of the previous Policy month.

         MISSTATEMENT OF AGE OR SEX

         If the age or sex of the insured or any person insured by a Policy or rider has been misstated on the application, the Policy death benefit and any additional benefits provided will be those which would be purchased by the most recent cost of insurance charge and the cost of such additional benefits at the insured person's correct age or sex.

         SUICIDE

         We will pay the greater of the premiums received or Policy value, less any partial withdrawals and indebtedness, if the insured, while sane or insane, commits suicide within two years (one year in Colorado and North Dakota) after the date the Policy was issued (and in Missouri, the insured intended suicide at the time coverage was applied for). We will pay the greater of the monthly deductions for an increase in specified amount of insurance coverage or Policy value attributable to such an increase if the insured, while sane or insane, commits suicide within two years (one year in Colorado and North Dakota) after the effective date of any increase (and in Missouri, the insured intended suicide at the time the increase was applied for). Optional feature riders to the Policy may have separate suicide provisions.

         INCONTESTABILITY

         We will not contest the validity of the Policy after it has been in force during the insured's lifetime for two years from the date the Policy was issued or for two years from the date of any reinstatement. We will not contest the validity of an increase in the specified amount of insurance coverage after the Policy has been in force during the insured's lifetime for two years from the effective date of any increase. Any contest of an increase in the specified amount of insurance coverage will be based on the application for that increase. Optional benefit riders to the Policy may have separate incontestability provisions.

         TELEPHONE TRANSACTIONS

Telephone Transactions Permitted
o    Transfers among investment options.
o    Establish systematic transfer programs.
o    Change premium allocations.

How to Authorize Telephone Transactions
o Upon your authorization on the Policy application or in Written Notice to us, you, your registered representative or a third person named by you may do telephone transactions on your behalf. You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules
o Must be received by close of the New York Stock Exchange ("NYSE") (usually 3 p.m. Central Time); if later, the transaction will be processed the next day the NYSE is open. Rydex Subaccount transactions must be received by 2 p.m. Central Time for same day processing.
o    Calls will be recorded for your protection.
o For security, you or your authorized designee must provide your Social Security number and/or other identification information.
o    May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

         LAPSE AND GRACE PERIOD

o        Lapse

         Because Policy value can fluctuate depending upon the performance of your selected variable investment options, your Policy can lapse, even if you pay all Planned Periodic Premiums on time.

         This Policy will lapse with no value when Policy's cash surrender value is not enough to cover any due but unpaid charges. However, this Policy will not terminate during a grace period as long as sufficient premium is paid by the end of the grace period to prevent lapse.

           Lapse of the Policy may result in adverse tax consequences.

o        Guaranteed Death Benefit

         We guarantee the Policy will not lapse during its first five Policy Years so long as the premiums paid minus partial withdrawals and outstanding Policy loan and loan interest exceeds the cumulative Minimum Premium required to date. This feature may be modified or not available in all states.

         If an optional Guaranteed Death Benefit is elected, we further guarantee the Policy will not lapse during the Guaranteed Death Benefit Period (stated in your Policy's Schedule page; this period varies depending upon your age at Policy issue), even if the Cash Surrender Value is not enough to pay Policy charges due but unpaid, if you meet the Guaranteed Death Benefit Premium requirements and the following rules.
     o If the Policy does lapse, the Guaranteed Death Benefit ends and is not reinstated even if the underlying Policy is reinstated after a grace period;
     o Increases in specified amount of insurance will be reflected in the Guaranteed Death Benefit Premium requirement from the effective date of the change; and

     o Policy premiums paid to date, minus partial withdrawals since the Policy Date, and minus outstanding Policy loans and loan interest charged, must meet or exceed the cumulative Guaranteed Death Benefit Premium required to date.

o        Grace Period

         If your Policy lapses, we allow you a 61-day grace period to make a premium payment in order to continue the Policy. The grace period begins on the date we mail a notice of the premium necessary to keep this Policy in force. We will mail this notice to you at your current address on record with us and to any assignee on record. Insurance coverage continues during the grace period, but the Policy has no value for purposes of Policy loans, surrenders or transfers. If sufficient premium is not paid by the end of the grace period, the Policy will terminate without value as of the first day of the grace period. If the insured dies during the grace period, we will deduct outstanding Policy debt and Policy charges due but not paid from the death benefit proceeds payable.

         REINSTATEMENT

         If the Policy lapses because a grace period ended without a sufficient payment being made, you may reinstate it within three years of the date of lapse. To reinstate, we must receive:
          o    Written application signed by you and the insured;
          o Evidence of the insured's insurability satisfactory to us, and the insurability of any insured covered under an optional benefit rider;
          o    Premium at least equal to the greater of:
               (1) An amount sufficient to bring the Cash Surrender Value after the first monthly deduction to an amount greater than zero; or
               (2)  Three times the current Policy Month's monthly deduction.
          o    Repayment or reinstatement of any outstanding Policy debt.

         The effective date of reinstatement will be the Policy Monthly Anniversary date on or next following the date the reinstatement is approved.

         The specified amount of the reinstated Policy may not exceed the specified amount at the time of lapse. The Policy value on the effective date of reinstatement will equal the Policy value as of the date of lapse. The surrender charge at reinstatement, if any, will be based on the current Policy Year as if the Policy had never terminated. Any guaranteed death benefit cannot be reinstated.

         The Policy cannot be reinstated once it has been fully surrendered.

         DELAY OF PAYMENTS OR TRANSFERS

         We will usually pay any amounts from the Separate Account requested as a partial withdrawal or cash surrender within seven days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Separate Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

         We may defer payments of a full or partial surrender from the Fixed Account for up to six months from the date we receive your Written Notice requesting the surrender.

         BENEFICIARY

         You may change your beneficiary by sending Written Notice to us, unless the named beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named beneficiary is irrevocable, you may change the named beneficiary only by Written Notice signed by both you and the beneficiary. If more than one named beneficiary is designated, and you fail to specify their interest, they will share equally.

         If the named beneficiary dies before you, then your estate is the beneficiary until you name a new beneficiary.

         The interest of any beneficiary is subject to that of any assignee.

         MINOR OWNER OR BENEFICIARY

         Generally (and except as provided for in some states) a minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy beneficiary. Contrary to common belief, in most States parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named beneficiary, we are able to pay the minor's beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

         POLICY CHANGES

         Any change to your Policy is only effective if on a form acceptable to us, and then only once it is received at our Service Center and recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this prospectus' page 1, 3 and last page.

         "FREE LOOK" RIGHTS

         Most States give you a limited period of time within which you can cancel your Policy, usually called a "right to examine" or "free look" period. The amount we will refund if you cancel during this period varies, but will always be at least the amount required by the State whose law governs your Policy. The specific terms of your state's "free look" requirements are on the front page of your Policy.

         OPTIONAL FEATURES

         Subject to certain requirements, one or more of the optional insurance benefits described in APPENDIX B - OPTIONAL FEATURES may be added to your Policy by rider. The cost of any optional insurance benefit will be deducted monthly from Policy value as stated in this prospectus' CHARGES TABLES.

         LEGAL PROCEEDINGS

         As of the date of this Prospectus, there are no proceedings affecting the Separate Account, or that are material in relation to our total assets.

         HOW TO GET FINANCIAL STATEMENTS

         Our company and separate account financial statements are included in a Statement of Additional Information ("SAI"). For information on how to obtain copies of these financial statements, at no charge, see the STATEMENT OF ADDITIONAL INFORMATION; REGISTRATION STATEMENT provision on the last page of this prospectus.

POLICY DISTRIBUTIONS
         The principle purpose of the Policy is to provide a death benefit upon the insured's death, but before then you may also borrow against the Policy's Cash Surrender Value, take a partial withdrawal, or fully surrender it for its Cash Surrender Value. Tax penalties and surrender charges may apply to amounts taken out of your Policy.

         DEATH BENEFIT
         Upon the insured's death, we will pay to the Policy beneficiary:
          (a) the death benefit on the insured's life, determined as described below; plus
          (b) any additional life insurance proceeds provided by any optional benefit or rider; minus
          (c)  any outstanding Policy debt; minus
          (d) any due and unpaid Policy charges, including deductions for the month of death.

         We will pay the death benefit after we receive Due Proof of Death of the insured's death and as soon thereafter as we have sufficient information about the beneficiary to make the payment. Death benefits may be paid pursuant to a payment option to the extent allowed by applicable law and any settlement agreement in effect at the insured's death. If neither you nor the beneficiary makes a payment option election within 60 days of our receipt of Due Proof of Death, we will issue a lump-sum payment to the beneficiary.

A death benefit is payable upon:
   -  Your Policy being in force;
   -  Our receipt of Due Proof of Death of the Insured;
   -  Our receipt of sufficient beneficiary information to make the payment; and
   -  Your election of a payment option.
"Due Proof of Death" is generally a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.

o        Death Benefit Options
         You may choose one of two death benefit options. Option A is in effect unless you elect Option B.

Death Benefit Option A
     If you prefer to have favorable investment performance, if any, reflected in higher Policy value rather than increased insurance coverage, you should generally select Option A.
     Under Option A, the death benefit is the greater of:
     (a) the specified amount of insurance coverage on the insured's date of death; or
     (b) the Policy value on the date of death multiplied times the corridor percentage (see below).
Death Benefit Option B
     If you prefer to have favorable investment performance, if any, reflected in increased insurance coverage rather than higher Policy value, you should generally select Option B.
     Under Option B, the death benefit is the greater of:
     (a) the specified amount of insurance coverage on the date of death plus the Policy value; or
     (b) the Policy value on the date of death multiplied times the corridor percentage (see below).

         ------------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
            Attained      Corridor    Attained    Corridor   Attained     Corridor    Attained    Corridor
              Age            %           Age         %          Age          %           Age          %
         ------------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
             0-40         250%
              41          243%          51         178%         61         128%         71         113%
              42          236%          52         171%         62         126%         72         111%
              43          229%          53         164%         63         124%         73         109%
              44          222%          54         157%         64         122%         74         107%
              45          215%          55         150%         65         120%       75-90        105%
              46          209%          56         146%         66         119%         91         104%
              47          203%          57         142%         67         118%         92         103%
              48          197%          58         138%         68         117%         93         102%
              49          191%          59         134%         69         116%        94+         101%
              50          185%          60         130%         70         115%
         ------------- ------------ ----------- ----------- ----------- ----------- ----------- -----------

o        Changes in Death Benefit Option
         After the first Policy Year, you may change your Policy's death benefit option.

Changes in Death Benefit Option Rules
o    Your request for a change must be by Written Notice.
o You can only change your Policy death benefit option once each Policy Year. The change will be effective on the Policy Monthly Anniversary after we receive your request.
o    There is no fee to change your Policy death benefit option.
o Changing from Option A to Option B: The specified amount is decreased by an amount equal to the total Policy value as of the date of the change.

o Changing from Option B to Option A: The specified amount of insurance will equal the death benefit on the date of the change.
o The change is only allowed if the new specified amount of insurance meets the requirements set forth in the Change in Specified Amount of Insurance Coverage section, below.




o        Change in Specified Amount of Insurance Coverage
         You may change the current specified amount of insurance coverage by Written Notice on a form provided by us, and subject to our approval. A change could have federal tax consequences (see this Prospectus' TAX MATTERS section). Any change will take effect on the Policy Monthly Anniversary on or after the date we receive your Written Notice.

INCREASE () in Coverage Rules
o    No increase is allowed in the first Policy Year.
o    The insured's age nearest birthday must be 80 or younger.
o A new application, evidence of insurability, and additional premium for the amount of the increase may be required.
o Minimum amount of an increase in specified amount of insurance coverage is $25,000.
o Cost of insurance charges for the increase will be based upon the insured's attained age and underwriting class at the time of the increase.
o The Administrative Charge will increase to $9 per month for the 12 months following the increase. See this Prospectus' CHARGES section.
o Ongoing additional premium may be required to maintain your Policy's Guaranteed Death Benefit Premium requirements. (See this Prospectus' OTHER IMPORTANT POLICY INFORMATION: Lapse - Guaranteed Death Benefit provision.)
o An additional Administrative Charge Per $1,000 of Increase in Specified Amount will be added. See this Prospectus' CHARGES section.
o Additional premium may be required if Policy value at the time of the increase, minus outstanding Policy debt, is less than an amount equal to 12 times what the current monthly deductions from Policy value will be reflecting the increase in specified amount of insurance coverage.

DECREASE () in Coverage Rules
o No decrease is allowed in the first Policy Year nor during the first 12 Policy Months following an increase in specified amount of insurance coverage except for a decrease which is the result of a partial withdrawal.
o    The specified amount of coverage after the decrease must be at least:
     -    $100,000 in the first three Policy Years, and
     -    $75,000 in the 4th and subsequent Policy Years.
o We may limit any requested decrease to the amount necessary to keep the Policy in compliance with maximum premium limits under federal tax law.
o A decrease will not lower the Guaranteed Death Benefit Premium in effect at the time of the decrease.

         MATURITY DATE

         The Policy's normal Maturity Date is the Policy anniversary nearest the insured's 100th birthday. On the Maturity Date, we will pay you the Policy value, less any loan and unpaid loan interest, if the insured is then living, if this Policy is in force, and you have not elected to extend the Policy's Maturity Date. The Policy may terminate prior to the Maturity Date as described under the Lapse and Grace Period provision. If the Policy does continue in force to the Maturity Date, it is possible there will be little or no Policy value at that time.

o        Coverage Beyond Maturity

         At least 90 days before the Policy's normal Maturity Date, you may elect to continue the Policy in force beyond the normal Maturity Date for as long as the Policy value is greater than zero. The election must be made by Written Notice, upon which we will issue you, at no additional cost, an Extended Maturity Rider; this Rider is not available in all states. The following will apply:

The tax consequences of extending the Maturity Date are unclear. Please consult a tax advisor.

     o    The death benefit will be the Policy value.
     o    You cannot pay any more premiums.
     o The insured's date of death will be considered the Policy's Maturity Date, except that this rider does not extend the Maturity Date for purposes of determining benefits under any other riders.
     o We will maintain your allocation of Policy value to the Subaccounts and the fixed account according to your instructions.
     o    No monthly charges will be made for cost of insurance or riders.

                  Some States may require that your Policy mature as of a certain date (usually the Policy Anniversary nearest your 100th birthday), or limit your benefits and the charges we may collect for your coverage after such date. See your Policy language for detailed information about benefits at age 100 and beyond.

         POLICY LOANS

         If you ask, your sales representative or we may be able to provide you with illustrations giving examples of how a loan might affect Policy value, Cash Surrender Value and death benefit. Any loan transaction will permanently affect Policy values. Surrender or lapse of a Policy while a loan is outstanding could result in significant tax consequences.

--------------------------------------------------------------------------------
Amount You Can Borrow
--------------------------------------------------------------------------------
Standard Policy Loan. After the first Policy Year, you may borrow not less than $200 and up to an amount equal to the Cash Surrender Value, minus guaranteed monthly deductions from Policy value for the rest of the Policy Year, minus interest on Policy debt including the requested loan to the next Policy anniversary.
--------------------------------------------------------------------------------
Reduced Rate Policy Loan. Available after the 10th Policy Year. Amount eligible is 10% of Policy value as of the 10th Policy anniversary times the number of years since the 10th anniversary, increased by the accrued interest charges on the reduced loan amount. Any Standard Policy Loan outstanding at the end of the 10th Policy Year and each year thereafter will become a Reduced Rate Policy Loan up to the eligible amount from that point forward. Once a loan is categorized as a Reduced Rate Policy Loan, it will continue to be charged the reduced loan rate.
--------------------------------------------------------------------------------
Loan Interest Rate
--------------------------------------------------------------------------------
Standard Policy Loan. Current net annual loan interest rate of 2%. We charge a current interest rate with a 5.5% effective annual yield (guaranteed to not exceed 6%), but we also credit an interest rate with an effective annual yield of 3.5% to any amounts in the Loan Account.
--------------------------------------------------------------------------------
Reduced Rate Policy
Loan. Current net annual loan interest rate of 0%: we charge a current interest rate with a 3.5% effective annual yield (guaranteed to not exceed 4%), but we also credit an interest rate with an effective annual yield of 3.5% to any amounts in the Loan Account.
--------------------------------------------------------------------------------

Loan Rules
o    The Policy must be assigned to us as sole security for the loan.
o We will accept a loan request signed by you on our form of Written Notice by mail or facsimile.
o We will transfer all loan amounts from the Subaccounts and the Fixed Account to a Loan Account. The amounts will be transferred on a pro rata basis, unless you instruct us otherwise. If the value of an investment option after a transfer pursuant to your instructions is less than $100, the amounts will be transferred on a pro rata basis.
o Loan interest is due on each Policy Anniversary. If the interest is not paid when due, we will transfer an amount equal to the unpaid loan interest from only Policy investment options you designate; if that is not possible (due to insufficient value in an investment option you elect) or you have not provided such instructions, we will deduct loan interest on a pro-rata basis from balances in all Subaccounts and the Fixed Account.
o If Policy debt exceeds Policy value minus the Surrender Charge minus accrued expenses and charges, you must pay the excess or your Policy will lapse.
o All or part of a loan may be repaid at any time while the Policy is in force. We will deduct the amount of the loan repayment from the Loan Account and allocate that amount among the Subaccounts and the Fixed Account in the same percentages as net premium is allocated on the date of repayment. We will treat any amounts you pay us as a premium unless you specify that it is a loan repayment.
o The death benefit will be reduced by the amount of any loan outstanding and unpaid loan interest on the date of the insured's death.
o We may defer making a loan for up to six months unless the loan is to pay premiums to us.

         FULL SURRENDER

         While the insured is alive, you may terminate the Policy for its Cash Surrender Value. Following a full surrender, all your rights in the Policy end, and the Policy may not be reinstated.

         Full Surrender Rules
          o We will accept a full surrender request signed by you on our form of Written Notice by mail or facsimile. However, when accepting a request by a method not requiring an original signature, there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.
          o The applicable Surrender Charge is described in your Policy and the CHARGES section of this Prospectus.
          o We may defer surrender payments from the Fixed Account for up to six months from the date we receive your request.

         PARTIAL WITHDRAWAL

         While the insured is alive, you may withdraw part of the Policy value. The amount requested and any partial withdrawal charge will usually be deducted from the Policy value on the date we receive your request if received before 3 p.m. Central Time. The Policy value will be reduced by the amount of the partial withdrawal, but the specified amount of insurance coverage will not change.

         If Death Benefit Option A (described above) is in effect, then the current specified amount of insurance coverage as well as Policy value will be reduced by the amount of any partial withdrawal.

         If Death Benefit Option B (described above) is in effect, the Policy value will be reduced by the amount of the partial surrender, but the specified amount of insurance coverage will not change.

Partial Withdrawal Rules
o We will accept a partial withdrawal request signed by you on our form of Written Notice by mail or facsimile. However, when accepting a request by a method not requiring an original signature, there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.
o The applicable Partial Withdrawal Charge is described in your Policy and the CHARGES section of this Prospectus.
o The minimum partial withdrawal amount is $500; the maximum is an amount such that remaining Cash Surrender Value is at least $1,000 or an amount sufficient to maintain the Policy in force for the next 12 months, and the specified amount of insurance coverage after the withdrawal must be at least:
        .  $100,000 in the first three Policy Years, and
        .   $75,000 in the 4th and subsequent Policy Years.
o    A partial withdrawal is irrevocable.
o For tax purposes, partial withdrawals are treated as made first from premiums paid and then from earnings, beginning with the most recent premium payment, unless the Policy is a modified endowment contract.
o Partial withdrawals will be deducted from your Policy investment options on a pro rata basis, unless you instruct us otherwise. If the value of an investment option after a withdrawal pursuant to your instructions is less than $100, the amounts will be deducted on a pro rata basis.
o Partial withdrawals result in cancellation of Accumulation Units from each applicable Subaccount.
o We reserve the right to defer withdrawal payments from the Fixed Account for up to six months from the date we receive your request.
o Partial withdrawals may change the Guaranteed Death Benefit Premium requirements. You may request a new illustration of policy values from us to demonstrate these changes.
o Depending upon the circumstances, a partial withdrawal may have tax consequences.

         PAYMENT OF POLICY PROCEEDS

         A primary function of a life insurance policy is to provide payment options for payment of Policy proceeds in a way that best benefits the payee. Policy proceeds are payable upon the insured's death, a full surrender or partial withdrawal of Policy value, or upon any other benefit where certain proceeds are payable. You may elect to have Policy proceeds paid under one of several payment options or as a lump sum. If another option is not chosen within 60 days of the date we receive satisfactory proof of the insured's death, we will make payment in a lump sum to the beneficiary.

         Rules for Payment of Policy Proceeds
          o You, or your beneficiary after your death if you are the insured, may elect a payment option by completing an election form that can be requested from us at any time.
          o Payees must be individuals who receive payments in their own behalf unless otherwise agreed to by us.
          o An association, corporation, partnership or fiduciary can only receive a lump sum payment or a payment under a fixed period payment option (Death Benefit Option C).
          o Any payment option chosen will be effective when we acknowledge it.
          o We may require proof of your age or survival or the age or survival of the payee.
          o We reserve the right to pay the proceeds in one lump sum when the amount is less than $5,000, or when the payment option chosen would result in periodic payments of less than $100. If any payment would be or becomes less than $100, we also have the right to change the frequency of payments to an interval that will result in payments of at least $100. In no event will we make payments under a payment option less frequently than annually.
          o No payee may commute, encumber or alienate any proceeds under this Policy before they are due. No proceeds are subject to attachment for any debt or obligation of any payee.
          o When the last payee dies, we will pay to the estate of that payee any amount on deposit, or the then present value of any remaining guaranteed payments under a fixed payment option.

         Payments under the payment options are fixed payments based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 3% on an annual basis. Proceeds to fund payments are transferred to our general account and are no longer a part of the Separate Account. We have sole discretion whether or not to pay a higher interest rate for payment options A, B, C, D or E (see below). Current single premium immediate annuity rates for options D or E are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). Current interest rates, and further information, may be obtained from us. The amount of each fixed annuity payment is set and begins on the date payment of Policy proceeds is to begin, and does not change.

o        Selecting a Payment Option

         Once fixed payments under a payment option begin, they cannot be changed. (We may allow the beneficiary to transfer amounts applied under options A to C to options D to F after the date payment of Policy proceeds begins. However, we reserve the right to discontinue this practice.)

The longer the guaranteed or projected payment option period, the lower the amount of each payment.

         Note: If you elect payment options D or E and select a non-guaranteed period, it is possible that only one annuity payment would be made under the payment option if the person whose life the payment is based upon (the "measuring life") dies before the due date of the second payment, only two payments would be made if the "measuring life" died before the due date of the third payment, etc.

         The payment options for receiving Policy proceeds are:

A. Interest Payment. We will pay interest each month at a rate determined by us on the amount retained.

B. Payments for a Fixed Amount. Proceeds are paid in equal monthly installments until proceeds, with interest, have been fully paid. The total annual payment must be at least 5% of the amount retained.

C. Payments for a Fixed Period. Proceeds are paid in equal monthly installments for the specified period chosen not to exceed 20 years. Monthly incomes for each $1,000 of proceeds, which include interest, are illustrated by a table in the Policy.

D. Lifetime Income. Proceeds are paid as equal monthly installments based on the life of a named person, and continue for the lifetime of that person. Variations provide for guaranteed payments for a period of time or a lump sum refund.

E. Joint and Last Survivor Lifetime Income. Proceeds are paid as equal monthly installments during the joint lives of two individuals and until the last of them dies. Variations provide for a reduced amount of payment during the lifetime of the surviving person.

F.   Lump Sum. Proceeds are paid in one sum.

TAX MATTERS
         The following is only general information about federal tax law and is not intended as tax advice to any individual. Tax laws affecting the Policy are complex, may change and are affected by your facts and circumstances. We cannot guarantee the tax treatment of the Policy or any transaction involving the Policy. You should consult your own tax adviser as to how these general rules and any applicable taxes will apply to you if you purchase a Policy.

         LIFE INSURANCE QUALIFICATION; TAX TREATMENT OF DEATH BENEFIT

         The Internal Revenue Code, as amended (the "Code") defines a life insurance contract for federal income tax purposes. This definition can be met if an insurance contract satisfies either one of two tests. The Code and related regulations do not directly address the manner in which these tests should be applied to certain features of the Policy. Thus, there is some uncertainty about how those tests apply to the Policy.

         Nevertheless, we believe the Policy qualifies as a life insurance contract for federal tax purposes, so that:

          o the death benefit should be fully excludable from the beneficiary's gross income; and
          o you should not be considered in constructive receipt of the Cash Surrender Value, including any increases in Cash Surrender Value, unless and until it is distributed from the Policy.

         We reserve the right to make such changes in the Policy as we deem necessary to assure it qualifies as a life insurance contract under the Code and continues to provide the tax benefits of such qualification.

         Modified Endowment Contracts. The Code establishes a class of life insurance contracts designated as modified endowment contracts. The Code rules governing whether a Policy will be treated as a modified endowment contract are extremely complex. In general, a Policy is a modified endowment contract if the accumulated premium payments made at any time during the first seven Policy Years exceed the sum of the net level premium payments which would have been paid on or before such time if the policy provided for paid-up future benefits after the payment of seven level annual premiums. A Policy may also become a modified endowment contract because of a material change. The determination of whether a Policy is a modified endowment contract after a material change generally depends upon the relationship of the Policy's death benefit and Policy value at the time of such change and the additional premium payments made in the seven years following the material change. A Policy may also become a modified endowment contract if the death benefit is reduced.

This Policy's flexibility and how you tailor it to meet your needs could cause it to be a modified endowment contract. We recommend you consult with a tax adviser to determine if desired Policy transactions may cause such treatment. When a premium payment is credited which we believe causes the Policy to become a modified endowment contract, we will notify you and offer you the opportunity to request a refund of that premium in order to avoid such treatment. You have 30 days after receiving such a notice to request the refund.

         A Policy issued in exchange for a modified endowment contract is subject to tax treatment as a modified endowment contract. However, we believe that a Policy issued in exchange for a life insurance policy that is not a modified endowment contract will generally not be treated as a modified endowment contract if the death benefit of the Policy is greater than or equal to the death benefit of the Policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the Policy to become a modified endowment contract. You may, of course, choose to not make additional payments in order to prevent a Policy from being treated as a modified endowment contract.

         SPECIAL CONSIDERATIONS FOR CORPORATIONS

       Premium paid by a business for a life insurance Policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the Policy. For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from the Policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes. In addition, although increases to the Policy's cash surrender value are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes. In recent years, Congress has adopted new rules relating to corporate owned life insurance. Any business contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax advisor.

TAX TREATMENT OF LOANS & OTHER DISTRIBUTIONS

         Upon a surrender or lapse of the Policy, if the amount received plus any outstanding Policy debt exceeds the total cost basis in the Policy, the excess will generally be treated as ordinary income subject to tax, regardless of whether a Policy is or is not a modified endowment contract. However, the tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a modified endowment contract.

"Cost Basis in the Policy" means:
     - the total of any premium payments or other consideration paid for the Policy, minus
     -  any withdrawals previously recovered that were not taxable.

Distributions from Policies Classified as Modified Endowment Contracts are subject to the following tax rules:
1) All distributions, including surrenders and partial withdrawals, are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Policy value immediately before the distribution over the cost basis in the Policy at such time.
2) Loans from or secured by the Policy are treated as distributions and taxed accordingly. If you do not repay loan interest, the loan interest itself is treated as a distribution.
3) A 10% additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, the Policy that is included in income except where the distribution or loan is made on or after the Owner attains age 59 1/2, is attributable to the Owner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's beneficiary.

Distributions from Policies Not Classified as Modified Endowment Contracts are generally treated as first recovering the cost basis in the Policy and then, only after the return of all such cost basis in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the Owner in order for the Policy to continue complying with the Code's definition of life insurance. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy).

         Loans from, or secured by, a Policy that is not a modified endowment contract are not treated as distributions. However, it is possible that reduced rate loans could be treated as distributions rather than loans.

         Distributions (including upon surrender) and loans from, or secured by, a Policy that is not a modified endowment contract are not subject to the 10% additional income tax rule. If a Policy which is not now but later becomes a modified endowment contract because of a reduction in benefits, then any distributions made from the Policy within two years prior to the change will become taxable pursuant to modified endowment contract rules.

         OTHER POLICY OWNER TAX MATTERS

         Depending on the circumstances, the exchange of a Policy, a Policy loan, a partial or full surrender, a lapse, a change in ownership, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer and other tax consequences of ownership or receipt of distributions from a Policy depends on the circumstances of each Owner or beneficiary.

         Interest paid on Policy loans generally is not tax deductible.

         Aggregation of modified endowment contracts. Pre-death distributions (including a loan, partial surrender, collateral assignment or full surrender) from a Policy that is treated as a modified endowment contract may require a special aggregation to determine the amount of income recognized on the Policy. If we or any of our affiliates issue more than one modified endowment contract to the same Policy Owner within any 12-month period, then for purposes of measuring the income on the Policy with respect to a distribution from any of those Policies, the income for all those Policies will be aggregated and attributed to that distribution.

         Federal and state estate, inheritance and other tax consequences of ownership or receipt of proceeds under the Policy depend upon your or the beneficiary's individual circumstance.

         Diversification requirements. Investments of the Separate Account must be "adequately diversified" for the Policy to qualify as a life insurance contract under the Code. Any failure to comply with diversification requirements could subject you to immediate taxation on the incremental increases in Policy value plus the cost of insurance protection for the year. However, we believe the Policy complies fully with such requirements.

         Owner control. The Treasury Department stated that it anticipates the issuance of regulations or rulings prescribing the circumstances in which your control of the investments of the Separate Account may cause you, rather than us, to be treated as the owner of the assets in the Separate Account. To date, no such regulations or guidance has been issued. If you are considered the Owner of the assets of the Separate Account, income and gains from the Separate Account would be included in your gross income.

         The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it determined that owners were not owners of separate account assets. For example, you have additional flexibility in allocating Policy premium and Policy values. These differences could result in you being treated as the owner of a pro rata share of the assets of the Separate Account. In addition, we do not know what standards will be set forth in the regulations or rulings which the Treasury may issue. We therefore reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the Owner of the assets of the Separate Account.

         Tax-advantaged arrangements. The Policy may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax advisor regarding the tax attributes of the particular arrangement and the suitability of this Policy for the arrangement.

APPENDIX A:  Variable Investment Option Portfolios

         The Separate Account Subaccount underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met.

     This information is just a summary for each underlying portfolio. You should read the series fund prospectus for an underlying portfolio accompanying this prospectus for more information about that portfolio, including detailed information about the portfolio's fees and expenses, investment strategy and investment objective. To get a copy of any portfolio prospectus, contact your representative or us as shown on Table of Contents page or the last page of this prospectus.

---------------------------------------------- -----------------------------------------------------------------------
              Separate Account
                 Portfolio                                  Summary of Investment Strategy/Fund Type
---------------------------------------------- -----------------------------------------------------------------------
            AMERITAS PORTFOLIOS                 Offered through Calvert Variable Series, Inc. Ameritas Portfolios
                (Subadvisor)                                   Advised by Ameritas Investment Corp
---------------------------------------------- -----------------------------------------------------------------------
Ameritas Growth (Fred Alger)                   Growth.
---------------------------------------------- -----------------------------------------------------------------------
                                                   Offered through Calvert Variable Series, Inc. Calvert Social
             CALVERT PORTFOLIOS                                             Portfolios
                                                           Advised by Calvert Asset Management Company
---------------------------------------------- -----------------------------------------------------------------------
CVS Social Balanced                            Income and Growth.
---------------------------------------------- -----------------------------------------------------------------------
CVS Social International Equity                Growth.
---------------------------------------------- -----------------------------------------------------------------------
CVS Social Mid Cap Growth                      Growth.
---------------------------------------------- -----------------------------------------------------------------------
CVS Social Small Cap Growth                    Growth.
---------------------------------------------- -----------------------------------------------------------------------
                  FIDELITY                                 Offered through Variable Insurance Products
                                                       Advised by Fidelity Management and Research Company

---------------------------------------------- -----------------------------------------------------------------------
VIP Mid Cap: Service Class                     Growth.
---------------------------------------------- -----------------------------------------------------------------------
                INVESCO FUNDS                        Offered through INVESCO Variable Investment Funds, Inc.
                                                               Advised by INVESCO Funds Group, Inc.
---------------------------------------------- -----------------------------------------------------------------------
VIF Financial Services                         Growth.
---------------------------------------------- -----------------------------------------------------------------------
VIF Health Sciences                            Growth.
---------------------------------------------- -----------------------------------------------------------------------
VIF Technology                                 Growth.
---------------------------------------------- -----------------------------------------------------------------------
VIF Telecommunications                         Growth and Income.
---------------------------------------------- -----------------------------------------------------------------------
                   JANUS ASPEN                          Offered through Berger Institutional Products Trust
                                                                       Advised by Berger LLC
---------------------------------------------- -----------------------------------------------------------------------
IPT- Growth                                    Growth.
---------------------------------------------- -----------------------------------------------------------------------
              NEUBERGER BERMAN                     Offered through Neuberger Berman Advisers Management Trust.
                                                           Advised by Neuberger Berman Management Inc.
---------------------------------------------- -----------------------------------------------------------------------
AMT Balanced                                   Growth and Income.
---------------------------------------------- -----------------------------------------------------------------------
AMT Growth                                     Growth.
---------------------------------------------- -----------------------------------------------------------------------
AMT Limited Maturity Bond                      Bond.
---------------------------------------------- -----------------------------------------------------------------------
AMT Mid-Cap Growth                             Growth.
---------------------------------------------- -----------------------------------------------------------------------
AMT Partners                                   Growth
---------------------------------------------- -----------------------------------------------------------------------
                    RYDEX                                      Offered through Rydex Variable Trust
                                                                Advised by Rydex Global Advisors.
---------------------------------------------- -----------------------------------------------------------------------
Nova                                           150% of the daily performance of the S&P 500 Index
---------------------------------------------- -----------------------------------------------------------------------
OTC                                            Match the performance of the NASDAQ 100 Index.
---------------------------------------------- -----------------------------------------------------------------------
Precious Metals                                Growth.
---------------------------------------------- -----------------------------------------------------------------------
Ursa                                           Investment results that inversely correlate to the performance of the S&P 500 Index.
---------------------------------------------- -----------------------------------------------------------------------
U.S. Government Bond                           120% of the daily price movement of the Long Treasury Bond.
---------------------------------------------- -----------------------------------------------------------------------
               SCUDDER                         Offered through Scudder Investment VIT Funds
                                               Advised by Deutsche Asset Management, Inc.
---------------------------------------------- -----------------------------------------------------------------------
VIT EAFE(R) Equity Index                       Match, before expenses, performance of the Morgan Stanley Capital
                                               International EAFE Index.
---------------------------------------------- -----------------------------------------------------------------------
VIT Small Cap Index                            Match, before expenses, performance of the Russell 2000 Small Stock
                                               Index.
---------------------------------------------- -----------------------------------------------------------------------
                                                    Offered through Strong Variable Insurance Funds, Inc., and
                   STRONG                                        Strong Opportunity Fund II, Inc.
                                                            Advised by Strong Capital Management, Inc.
---------------------------------------------- -----------------------------------------------------------------------
Mid Cap Growth Fund II                         Growth.
---------------------------------------------- -----------------------------------------------------------------------
Opportunity Fund II                            Growth.
---------------------------------------------- -----------------------------------------------------------------------

                                      -28-

---------------------------------------------- -----------------------------------------------------------------------
              Separate Account
                 Portfolio                                  Summary of Investment Strategy/Fund Type
---------------------------------------------- -----------------------------------------------------------------------
THIRD AVENUE                                            Offered through Third Avenue Variable Series Trust
                                                                  Advised by EQSF Advisers, Inc.
---------------------------------------------- -----------------------------------------------------------------------
Third Avenue Value                             Growth.
---------------------------------------------- -----------------------------------------------------------------------
             VANGUARD (Advisor)                          Offered through Vanguard Variable Insurance Fund
---------------------------------------------- -----------------------------------------------------------------------
VIF Balanced                                   Growth and Income.
(Wellington Management Company, LLP).)
---------------------------------------------- -----------------------------------------------------------------------
VIF Diversified Value                          Growth and Income.
(Barrow, Hanley, Mewhinney & Strauss, Inc.)
---------------------------------------------- -----------------------------------------------------------------------
VIF Equity Income                              Growth and Income.
(Newell Associates)
---------------------------------------------- -----------------------------------------------------------------------
VIF Equity Index                               Growth and Income.  Match performance of a broad-based market index
(The Vanguard Fixed Income Group)              of stocks of large U.S. companies.
---------------------------------------------- -----------------------------------------------------------------------
VIF Growth                                     Growth.
(Lincoln Capital Management Company)
---------------------------------------------- -----------------------------------------------------------------------
VIF High Yield Bond                            Income.  High-yield, higher-risk corporate "junk" bonds.
(Wellington Management Company, LLP)
---------------------------------------------- -----------------------------------------------------------------------
VIF International
(Schroder Investment Management North          Growth.
America Inc.)
---------------------------------------------- -----------------------------------------------------------------------
VIF Mid-Cap Index                              Growth and Income.  Match performance of a broad-based market index
(The Vanguard Fixed Income Group)              of stocks of medium U.S. companies.
---------------------------------------------- -----------------------------------------------------------------------
VIF Money Market                               Money Market.
(The Vanguard Fixed Income Group)
---------------------------------------------- -----------------------------------------------------------------------
VIF REIT Index                                 Income and Growth.
(The Vanguard Fixed Income Group )
---------------------------------------------- -----------------------------------------------------------------------
VIF Small Company Growth                       Growth.
(Granahan Investment Management, Inc.)
----------------------------------------------------------------------------------------------------------------------
VIF Total Bond Market Index                           Match performance of a broad-based market index of publicly traded,
(The Vanguard Fixed Income Group)              investment-grade bonds.
---------------------------------------------- -----------------------------------------------------------------------


APPENDIX B: Optional Features

         This Appendix is intended to provide only a very brief overview of additional benefits available to be added to your Policy by rider. Some of these features are only available at the time the Policy is issued, and may not be added later. For more information, contact your registered representative or us. Certain riders may not be available in all states. The cost for each rider, if any, is explained in the CHARGES TABLES.

o    Cost Recovery Rider
          This Rider allows a one time special partial withdrawal without reducing the Specified Amount of coverage. Cost: None.

o    Reduced Loan Interest Rate Rider
          This Rider allows reduced interest rate Policy loans after the 10th Policy anniversary. Cost: None.

o    Extended Maturity Rider
          If elected, as long as the Policy Cash Surrender Value is greater than zero, the Policy will remain in force to provide a death benefit. Once maturity is extended under this rider, the death benefit is the Policy value and Death Benefit Option A is in effect; there is no ability to select Death Benefit Option B. For more information about this Rider, see this prospectus' POLICY DISTRIBUTIONS section Maturity Date provision. Cost: None.

o    Waiver of Monthly Deductions on Disability Rider
          This Rider provides that during periods of the insured's total disability, as defined in the Rider, certain Policy charges and charges for any Policy riders will be waived.

o    Payor Waiver of Monthly Deductions on Disability Rider
          This Rider provides that during periods of the premium payor's total disability, as defined in the Rider, certain Policy charges and charges for any Policy riders will be waived.

o    Children's Protection Rider
          This Rider provides term life insurance protection, as defined in the Rider, for the insured's children.

o    Guaranteed Insurability Rider
          This Rider guarantees that insurance coverage may be added at various option dates without evidence of insurability. This benefit may be exercised on the option dates even if the insured is disabled.

o    Terminal Illness Rider
          This Rider provides for the ability to accelerate the death benefit to be a living benefit to withdraw value from the Policy, as defined in the Rider, in the event of diagnosis of a terminal illness. Cost: No extra cost. The total value available as a benefit is an amount less than the total death benefit payable under the Policy. See the Policy and Rider language for details.

DEFINED TERMS

Accumulation Units are an accounting unit of measure used to calculate the Policy value allocated to Subaccounts of the Separate Account. It is similar to a share of a mutual fund. The Policy describes how Accumulation Units are calculated.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the total Policy value less outstanding loans and loan interest, less any applicable surrender charge, and less any due but unpaid Policy charges.

Fixed Account is an account that credits a fixed rate of interest guaranteed by us and is not affected by the experience of the variable investment options of the Separate Account. The Fixed Account is part of our general account.

Guaranteed Death Benefit is the initial specified amount of insurance guaranteed for the first five Policy Years so long as Minimum Premium is paid, and any other longer period provided by an optional Guaranteed Death Benefit Rider.

Loan Account is an account we maintain for your Policy if you have a Policy loan outstanding. The Loan Account is credited with interest and is not affected by the experience of the variable investment options of the Separate Account. The Loan Account is part of our general account.

Owner, You, Your is you -- the person(s) or legal entity who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy.

Policy Date is the effective date for Policy coverage. It is usually, but need not be, the same as the date the Policy is issued.

Policy Year/Month/Anniversary is measured from respective anniversary dates of the Policy Date of your Policy.

Premium
   Guaranteed Death Benefit Premium is the amount of premium which, if paid in advance, will keep your Policy in force during the optional Guaranteed Death Benefit Period or extended Guaranteed Death Benefit Period so long as other Policy provisions are met, even if the Cash Surrender Value is zero or less.
   Minimum Initial Premium is equal to 25% of the first year monthly deductions including charges for riders, and any substandard risk adjustments for the level of initial specified amount of life insurance coverage you select.
   Planned Periodic Premium is a schedule of equal premiums payable at fixed intervals chosen by you, the Owner. You need not follow this schedule, nor will following it ensure that the Policy will remain in force unless the payments meet the requirements of the Minimum Premium or Guaranteed Death Benefit Premium.

Subaccount is a variable investment option division within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single, underlying, non-publicly traded portfolio issued through a series fund.

Valuation Period is the period commencing at the close of business of the New York Stock Exchange on each Business Day and ending at the close of business on the next succeeding Business Day.

We, Us, Our, Ameritas, ALIC - Ameritas Life Insurance Corp.

Written Notice or Request -- Written notice, signed by you, in good order, on a form approved by or acceptable to us, that gives us the information we require and is received at Ameritas, Service Center, P.O. Box 81889, Lincoln, NE 68501 (or 5900 "O" Street, Lincoln, NE 68510), fax 1-402-467-6153. Call us if you have questions about what form or information is required. When notice is permitted and sent to us by facsimile, we have the right to implement the request if the copied or facsimile signature appears to be a copy of a your genuine original signature.

         IMSA

       We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. Our membership in IMSA applies to us only and not to our products or affiliates.

                                    THANK YOU
        for reviewing this Prospectus. You should also review the series fund prospectuses for those Subaccount variable investment option underlying portfolios you wish to select.

                             IF YOU HAVE QUESTIONS,
            for marketing assistance or other product questions prior
                             to issue, call us at:
                          Ameritas Life Insurance Corp.
                            Telephone: 1-800-255-9678

                   for all other matters, write or call us at:
                          Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 81889
                             Lincoln, Nebraska 68501
                                       or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-255-9678
                               Fax: 1-402-467-7725
                 Interfund Transfer Request Fax: 1-402-467-7923
                             www.ameritasdirect.com

                           REMEMBER, THE CORRECT FORM
is important for us to accurately process your Policy elections and changes. Many can be found in the "on-line services" section of our Web Site. Or, call us at our toll-free number and we'll send you the form you need.

       ILLUSTRATIONS

       Illustrations are tools that can help demonstrate how the Policy operates, given the Policy's charges, investment options and any optional features selected, how you plan to accumulate or access Policy value over time, and assumed rates of return. Illustrations may also be able to assist you in comparing the Policy's death benefits, Cash Surrender Values and Policy values with those of other variable life insurance policies based upon the same or similar assumptions. You may ask your sales representative or us (at our toll-free telephone number) to provide an illustration, without charge, based upon your specific situation.

       STATEMENT OF ADDITIONAL INFORMATION; REGISTRATION STATEMENT

     A Statement of Additional Information ("SAI") with the same date as this prospectus contains other information about us and the Policy. You may obtain a copy without charge upon request to our toll-free telephone number shown to the left. Information about us (including the SAI), is available on the SEC's Internet site at www.sec.gov, or can be reviewed and copies made at or ordered from (for a fee) the SEC's Public Reference Room, 450 Fifth St., NW, Washington, D.C. 20549-0102. (Direct questions to the SEC at 202-942-8090.)

       REPORTS TO YOU

       We will send you a statement at least annually showing your Policy's death benefit, Policy value and any outstanding Policy loan balance. We will also confirm Policy loans, Subaccount transfers, lapses, surrender, partial withdrawals, and other Policy transactions as they occur, except automated transactions will be confirmed quarterly. You will receive such additional periodic reports as may be required by the SEC.

LLVL                                     SEC Registration #: 811-08868, 33-86500

                                    Last Page

Statement of Additional Information:  May 1, 2003
to accompany Policy Prospectuses dated:  May 1, 2003

LOW-LOAD VARIABLE LIFE
INSURANCE POLICIES offered through
AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVL



TABLE OF CONTENTS                                Page

About Our Company..................................1

Underwriter........................................2
Distribution of the Policy
More Information on Charges
         Waiver of Certain Charges
         Underwriting Procedure

Distribution of Materials..........................3
Advertising

Performance Data...................................4
Financial Statements

Contacting Us. To answer your questions or to send additional premium, contact your sales representative orwrite or call us at:

                                  Ameritas Life
                                Insurance Corp.,
                                 Service Center
                                 P.O. Box 81889
                             Lincoln, Nebraska 68501
                                       Or
                                 5900 "O"Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-255-9678
                               Fax: 1-402-467-7725
                              www.ameritasdirect.com

Express mail packages should be sent to our street address, not our P.O. Box address.

         This Statement of Additional Information is not a prospectus. It contains information in addition to that set forth in the Policy prospectus and should be read together with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 81889, Lincoln, Nebraska 68501, by e-mailing us or accessing it through our Web site at www.ameritasdirect.com, or by calling us at 1-800-225-9678. Defined terms used in the current prospectus for the Policies are incorporated in this Statement.

         ABOUT OUR COMPANY

         Ameritas Life Insurance Corp. Separate Account LLVL was established as a separate investment account of Ameritas Life Insurance Corp. ("we, us, our, Ameritas") on August 24, 1994. The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust. We issue the Policy described in this prospectus and are responsible for providing each Policy's insurance benefits. We are a stock life insurance company - Nebraska's first life insurance company - organized under the laws of the State of Nebraska in 1887. We are a wholly-owned subsidiary of Ameritas Acacia Mutual Holding Company, which is also the ultimate parent company of Acacia Life Insurance Company, a District of Columbia domiciled company chartered by an Act of the United States Congress in 1869.

         We are engaged in the business of issuing life and health insurance and annuities throughout the United States (except New York). Through our Ameritas Direct division, we specialize in low-load life insurance and no-load annuity products, offered directly to investors and through fee-based professionals. The Ameritas Acacia companies are a diversified family of financial services business offering the above listed products and services as well as mutual funds and other investments, financial planning, retirement plans and 401(k) plans, group dental and vision insurance, banking and public financing.

                                      SAI:1

         UNDERWRITER

         The Policies are offered continuously and are distributed by Ameritas Investment Corp. ("AIC"), 5900 "O" Street, Lincoln, Nebraska 68510. AIC is our subsidiary. AIC enters into contracts with various broker-dealers
("Distributors") to distribute the Policies.

                                                    YEAR:       2000             2001             2002
---------------------------------------------------------- ---------------- ---------------- ----------------
Variable life insurance commission we paid to AIC that          $260,982         $113,225         $111,702
was paid to other broker-dealers and representatives
(not kept by AIC).
---------------------------------------------------------- ---------------- ---------------- ----------------
Variable life insurance commission earned and kept by                $33              $29              $27
AIC.
---------------------------------------------------------- ---------------- ---------------- ----------------
Fees we paid to AIC for variable life insurance                      $33              $19              $26
Principal Underwriter services.
---------------------------------------------------------- ---------------- ---------------- ----------------

         DISTRIBUTION OF THE POLICY

         Our underwriter, AIC, enters into contracts with various broker-dealers ("Distributors") to distribute Policies. These Distributors are registered with the SEC and are members of the National Association of Securities Dealers, Inc. ("NASD"). All persons selling the Policy must be registered representatives of the Distributors, and must also be licensed as insurance agents to sell variable insurance products. There is no premium load to cover sales and distribution expenses. All compensation or expense reimbursement received by AIC for serving as principal underwriter of the Policies will be paid by us from our other assets or surplus in our general account, which may include profits derived from other charges made under the Policies. Policies can be purchased directly from us through our direct consumer services, with salaried employees who are registered representatives of AIC and who will not receive compensation related to the purchase.

     o Low-Load Survivorship Variable Universal Life: During the first Policy Year, commission may equal an amount up to 15% of first year target premium paid plus the first year cost of any riders and 2% of excess first year premium. In years thereafter, we may pay the broker-dealer asset-based compensation at an annualized rate of 0.1% per Policy Year of the net Cash Surrender Value.
     o Low-Load Variable Life: During the first Policy Year, commission may equal an amount up to 9% of first year target premium paid plus the first year cost of any riders and 2% of excess first year premium. In years thereafter, we may pay the broker-dealer asset-based compensation at an annualized rate of 0.1% per Policy Year of the net Cash Surrender Value.

         Compensation arrangements may vary among broker-dealers. We may also pay other distribution expenses such as production incentive bonuses. These distribution expenses do not result in any additional charges under the Policy other than those described in this prospectus' CHARGES section.

         MORE INFORMATION ON CHARGES

o        Waiver of Certain Charges

         When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding charges charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue, or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee and withdrawal charges. Any fee waiver will not discriminate unfairly against protected classes of individuals and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any charges may be subject to State approval.

                                     SAI:2

o        Underwriting Procedure

         The Policy's cost of insurance depends upon the insured's sex, issue age, risk class, and length of time the Policy has been in force. The rates will vary depending upon tobacco use and other risk factors. Guaranteed cost of insurance rates are based on the insured's attained age and are equal to the 1980 Insurance Commissioners Standard Ordinary Male and Female Mortality Tables without smoker distinction. The maximum rates for the table-rated substandard insureds are based on a multiple (shown in the schedule pages of the Policy) of the above rates. We may add flat extra ratings to reflect higher mortality risk. Any change in the cost of insurance rates will apply to all insureds of the same age, gender, risk class and whose Policies have been in effect for the same length of time.

       The cost of insurance rates, Policy charges, and payment options for Policies issued in Montana, and perhaps other states or in connection with certain employee benefit arrangements, are issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males.

       If the rating class for any increase in the specified amount of insurance coverage is not the same as the rating class at issue, the cost of insurance rate used after such increase will be a composite rate based upon a weighted average of the rates of the different rating classes. Decreases may be reflected in the cost of insurance rate, as discussed earlier.

       The actual charges made during the Policy year will be shown in the annual report delivered to Policy owners.

         DISTRIBUTION OF MATERIALS

         We will distribute proxy statements, updated prospectuses and other materials to you from time to time. In order to achieve cost savings, we may send consolidated mailings to several owners with the same last name who share a common address or post office box.

         ADVERTISING

         From time to time, we may advertise performance information for the Subaccounts and their underlying portfolios. We may also advertise ratings, rankings or other information related to us, the Subaccounts or the underlying portfolios.

         We may provide hypothetical illustrations of Policy value, Cash Surrender Value and death benefit based on historical investment returns of the underlying portfolios for a sample Policy based on assumptions as to age, sex and risk class of the insured, and other Policy-specific assumptions.

         We may also provide individualized hypothetical illustrations calculated in the same manner as stated above but based upon factors particular to your Policy.


                                     SAI:3

PERFORMANCE DATA

         From time to time, we may advertise performance for the Subaccount variable investment options. Performance data is available on our website and is authorized for use with prospective investors only when accompanied or preceded by current product and fund prospectuses containing detailed information about the Policy, investment, limitations and risks.

         Performance returns reflect fees and charges assessed by the fund companies and current mortality and expenses and administrative risk charges deducted from separate account assets. Some portfolio advisors have agreed to limit their expenses; without these limits, performance would have been lower. The returns shown on our website do not reflect the Policy's transaction fees and periodic charges. If these fees and charges were deducted, the performance quoted would be lower. Yields shown are typically "annualized" yields. This means the income generated during the measured seven days is assumed to be generated each week over a 52-week period, and not reinvested, and is shown as a percentage of the investment.

         We encourage you to obtain a personalized illustration which reflects all charges of the Policy and the impact of those charges upon performance; contact your registered representative or us to obtain an illustration, without charge, based upon your specific situation. See the Policy prospectus for detailed information about Policy charges and portfolio prospectuses for each portfolio's expenses.

         For periods prior to the date the Policy Subaccount began operation, performance data will be calculated based on the performance of the underlying portfolio and the assumption that the Subaccounts were in existence for the same periods as those indicated for the underlying portfolio with the level of Policy charges that were in effect at the inception of the Subaccount.

         Past performance is no guarantee of future results. The return and principal value of an investment will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost.

         FINANCIAL STATEMENTS

         The financial statements of Ameritas Life Insurance Corp. as of December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002, and the financial statements of the Subaccounts of Ameritas Life Insurance Corp. Separate Account LLVL as of December 31, 2002, and for each of the periods in the two year period then ended, included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, 1248 "O" Street, Suite 1040, Lincoln, Nebraska 68508, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

         Our financial statements follow this page of this Statement. They only bear on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                                     SAI:4

INDEPENDENT AUDITORS' REPORT

To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise Ameritas Life Insurance Corp. Separate Account LLVL as of December 31, 2002, and the related statements of operations and changes in net assets for each of the periods in the two year period then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the subaccounts constituting Ameritas Life Insurance Corp. Separate Account LLVL as of December 31, 2002, and the results of their operations and changes in net assets for each of the periods in the two year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Lincoln, Nebraska
February 14, 2003

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2002

ASSETS
INVESTMENTS AT FAIR VALUE:
     Calvert Variable Series, Inc. Calvert Portfolios (Calvert):
        CVS Social Balanced Portfolio (Balanced) -
            3,696.536 shares at $1.500 per share (cost $5,871)                                   $           5,545
        CVS Social International Equity Portfolio (International Equity) -
            570.915 shares at $10.92 per share (cost $6,425)                                                 6,234
        CVS Social Mid Cap Growth Portfolio (Mid Cap) -
            20,448.383 shares at $18.31 per share (cost $554,647)                                          374,410
        CVS Social Small Cap Growth Portfolio (Small Cap) -
            6,223.398 shares at $11.03 per share (cost $76,928)                                             68,644
     Calvert Variable Series, Inc. Ameritas Portfolios (Ameritas):
        Ameritas Growth Portfolio (Growth) -
            3,263.054 shares at $32.00 per share (cost $151,464)                                           104,418
        Ameritas MidCap Growth Portfolio (MidCap) -
            3,954.792 shares at $21.38 per share (cost $119,856)                                            84,554
        Ameritas Small Capitalization Portfolio (Small Cap) -
            351.540 shares at $19.04 per share (cost $9,841)                                                 6,693
     Berger Institutional Products Trust (Berger):
        IPT - Growth Fund (Growth) -
            40,092.670 shares at $6.24 per share (cost $475,621)                                           250,178
        IPT - Small Company Growth Fund (Small Company Growth) -
            96,903.259 shares at $7.22 per share (cost $1,236,570)                                         699,642
     Deutsche Asset Management VIT Funds (Deutsche):
        VIT EAFE Equity Index Fund (EAFE Equity) -
            95,950.199 shares at $6.47 per share (cost $797,778)                                           620,798
        VIT Equity 500 Index Fund (Equity 500) -
            227,417.222 shares at $9.20 per share (cost $3,011,114)                                      2,092,238
        VIT Small Cap Index Fund (Small Cap) -
            60,736.595 shares at $8.45 per share (cost $632,623)                                           513,224
     Variable Insurance Products (Fidelity):
        VIP Contrafund Portfolio: Service Class (Contrafund SC) -
            2,045.214 shares at $18.04 per share (cost $40,043)                                             36,896
        VIP High Income Portfolio: Service Class (High Income SC) -
            535.133 shares at $5.91 per share (cost $3,001)                                                  3,163
        VIP Investment Grade Bond Portfolio: Initial Class (Inv. Grade Bond IC) -
            20,797.704 shares at $13.70 per share (cost $269,004)                                          284,929
        VIP Mid Cap Portfolio: Service Class (Mid Cap SC) -
            41,656.381 shares at $17.46 per share (cost $750,397)                                          727,320


                                      FS-2

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2002

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

     INVESCO Variable Investment Funds, Inc. (Invesco):
        VIF - Financial Services Fund (Financial) -
            4,240.275 shares at $10.50 per share (cost $47,992)                                  $          44,523
        VIF - Health Sciences Fund (Health) -
            17,399.641 shares at $13.75 per share (cost $266,049)                                          239,245
        VIF - Technology Fund (Technology) -
            24,339.641 shares at $8.17 per share (cost $225,878)                                           198,855
        VIF - Telecommunications Fund (Telecomm) -
            12,408.011 shares at $2.74 per share (cost $36,392)                                             33,998
     Neuberger Berman Advisers Management Trust (Neuberger Berman):
        AMT Balanced Portfolio (Balanced) -
            75,729.847 shares at $7.81 per share (cost $851,547)                                           591,450
        AMT Growth Portfolio (Growth) -
            121,877.984 shares at $7.93 per share (cost $2,344,907)                                        966,492
        AMT Guardian Portfolio (Guardian) -
            8,407.963 shares at $10.70 per share (cost $132,353)                                            89,965
        AMT Limited Maturity Bond Portfolio  (Limited Maturity Bond) -
            27,556.496 shares at $13.50 per share (cost $365,075)                                          372,013
        AMT Liquid Assets Portfolio (Liquid Assets) -
            1,193.105 shares at $1.00 per share (cost $1,193)                                                1,193
        AMT Mid-Cap Growth Portfolio (Mid-Cap) -
            2,671.231 shares at $11.97 per share (cost $56,730)                                             31,975
        AMT Partners Portfolio (Partners) -
            166,605.529 shares at $11.40 per share (cost $2,702,779)                                     1,899,303
     Rydex Variable Trust (Rydex):
        Nova Fund (Nova) -
            44,985.935 shares at $5.18 per share (cost $260,235)                                           233,027
        OTC Fund (OTC) -
            95,685.795 shares at $9.05 per share (cost $1,078,638)                                         865,957
        Precious Metals Fund (Precious Metals) -
            68,082.172 shares at $7.09 per share (cost $444,530)                                           482,703
        Ursa Fund (Ursa) -
            164,947.568 shares at $7.57 per share (cost $1,236,250)                                      1,248,653
        U.S. Government Bond Fund (US Government Bond) -
            34,201.784 shares at $13.08 per share (cost $416,944)                                          447,359
     Strong Variable Insurance Funds, Inc. (Strong Variable):
        Mid Cap Growth Fund II Portfolio (Growth) -
            22,069.530 shares at $10.23 per share (cost $246,840)                                          225,771
     Strong Opportunity Fund II, Inc. (Strong Opportunity):
        Opportunity Fund II Portfolio (Opportunity) -
            18,450.763 shares at $13.87 per share (cost $350,531)                                          255,912


                                      FS-3


                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2002

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

     Third Avenue Variable Series Trust (Third Avenue):
        Third Avenue Value Portfolio (Value) -
            74,426.285 shares at $14.99 per share (cost $1,200,801)                              $       1,115,650
     Vanguard Variable Insurance Fund (Vanguard):
        VIF Money Market Portfolio (Money Market) -
            11,957,829.910 shares at $1.00 per share (cost $11,957,830)                                 11,957,830
        VIF Equity Index Portfolio (Equity Index) -
            625,263.190  shares at $21.68 per share (cost $18,367,480)                                  13,555,706
        VIF Total Bond Market Index Portfolio (Total Bond) -
            274,954.602 shares at $11.74 per share (cost $3,026,338)                                     3,227,967
        VIF REIT Index Portfolio (REIT Index) -
            78,397.693 shares at $12.84 per share (cost $1,015,423)                                      1,006,627
        VIF Mid-Cap Index Portfolio (Mid-Cap) -
            87,524.860 shares at $10.60 per share (cost $1,020,149)                                        927,764
        VIF Equity Income Portfolio (Equity Income) -
            246,300.140 shares at $16.55 per share (cost $4,718,820)                                     4,076,267
        VIF Growth Portfolio (Growth) -
            610,542.387 shares at $8.70 per share (cost $12,555,345)                                     5,311,719
        VIF Balanced Portfolio (Balanced) -
            244,045.327 shares at $14.72 per share (cost $3,989,835)                                     3,592,347
        VIF High Yield Bond Portfolio (High Yield Bond) -
            114,112.578 shares at $8.21 per share (cost $935,855)                                          936,864
        VIF International Portfolio (International) -
            459,876.601 shares at $9.67 per share (cost $5,408,583)                                      4,447,007
        VIF Diversified Value Portfolio (Diversified) -
            65,027.415 shares at $8.98 per share (cost $622,433)                                           583,946
        VIF Small Company Growth Portfolio (Small Company Growth) -
            332,843.225 shares at $11.99 per share (cost $5,059,955)                                     3,990,790
                                                                                                --------------------

     NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS                                              $      68,837,764
                                                                                                ====================


The accompanying notes are an integral part of these financial statements.

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Calvert
                                                                              --------------------------------------

                                                                                            Balanced
                                                                              --------------------------------------
                                                                                    2002                2001
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $            163   $             23
   Mortality and expense risk charge                                                        (22)              (620)
                                                                              ------------------ -------------------
Net investment income(loss)                                                                 141               (597)
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----                 11
   Net realized gain(loss) on sale of fund shares                                           (49)            (9,447)
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                     (49)            (9,436)
                                                                              ------------------ -------------------


Change in unrealized appreciation/depreciation                                             (269)             5,791
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $           (177)  $         (4,242)
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $            141   $           (597)
   Net realized gain(loss)                                                                  (49)            (9,436)
   Net change in unrealized appreciation/depreciation                                      (269)             5,791
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                         (177)            (4,242)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                    1,057              2,158
   Subaccounts transfers (including fixed account), net                                   4,624           (114,074)
   Transfers for policyowner benefits and terminations                                     ----             (1,467)
   Policyowner maintenance charges                                                         (559)            (1,399)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                      5,122           (114,782)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                    4,945           (119,024)
Net assets at beginning of period                                                           600            119,624
                                                                              ------------------ -------------------
Net assets at end of period                                                    $          5,545   $            600
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                      Calvert
--------------------------------------------------------------------------------------------------------------------

        International Equity                          Mid Cap                               Small Cap
-------------------------------------- -------------------------------------- --------------------------------------
      2002               2001                2002               2001               2002                2001
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

 $           ----    $              7   $           ----   $           ----    $          1,154   $           ----
              (47)                (54)            (3,436)            (3,506)             (1,810)              (941)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
              (47)                (47)            (3,436)            (3,506)               (656)              (941)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


             ----                 781               ----             36,643               1,428              4,025
           (2,667)               (853)           (72,887)           (15,632)            (63,176)           (10,782)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
           (2,667)                (72)           (72,887)            21,011             (61,748)            (6,757)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


            2,441              (2,124)           (85,548)           (87,208)            (17,375)             9,875
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


 $           (273)   $         (2,243)  $       (161,871)  $        (69,703)   $        (79,779)  $          2,177
=================== ================== =================== ================== ================== ===================




 $            (47)   $            (47)  $         (3,436)  $         (3,506)   $           (656)  $           (941)
           (2,667)                (72)           (72,887)            21,011             (61,748)            (6,757)
            2,441              (2,124)           (85,548)           (87,208)            (17,375)             9,875
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

             (273)             (2,243)          (161,871)           (69,703)            (79,779)             2,177
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


            2,880               2,425             36,011             26,631              30,004             30,351
           (2,320)              3,567            (42,742)           546,345            (106,994)           188,344
             ----              (1,828)              (293)              (666)               ----             (1,452)
             (791)               (886)           (22,137)           (14,447)            (11,948)            (4,178)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
             (231)              3,278            (29,161)           557,863             (88,938)           213,065
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

             (504)              1,035           (191,032)           488,160            (168,717)           215,242
            6,738               5,703            565,442             77,282             237,361             22,119
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $          6,234    $          6,738   $        374,410   $        565,442    $         68,644   $        237,361
=================== ================== =================== ================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Ameritas
                                                                              --------------------------------------

                                                                                             Growth
                                                                              --------------------------------------
                                                                                    2002                2001
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $           ----   $             62
   Mortality and expense risk charge                                                       (768)              (514)
                                                                              ------------------ -------------------
Net investment income(loss)                                                                (768)              (452)
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----                754
   Net realized gain(loss) on sale of fund shares                                       (13,134)              (600)
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                 (13,134)               154
                                                                              ------------------ -------------------


Change in unrealized appreciation/depreciation                                          (30,638)            (5,140)
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        (44,540)  $         (5,438)
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $           (768)  $           (452)
   Net realized gain(loss)                                                              (13,134)               154
   Net change in unrealized appreciation/depreciation                                   (30,638)            (5,140)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      (44,540)            (5,438)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   39,971             55,137
   Subaccounts transfers (including fixed account), net                                 (31,661)            49,981
   Transfers for policyowner benefits and terminations                                     ----               ----
   Policyowner maintenance charges                                                       (6,012)            (3,408)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                      2,298            101,710
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  (42,242)            96,272
Net assets at beginning of period                                                       146,660             50,388
                                                                              ------------------ -------------------
Net assets at end of period                                                    $        104,418   $        146,660
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.


                                  Ameritas                                                   Berger
----------------------------------------------------------------------------- --------------------------------------

               MidCap                                Small Cap                               Growth
-------------------------------------- -------------------------------------- --------------------------------------
       2002               2001                2002               2001               2002                2001
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

 $           ----    $           ----   $           ----   $           ----    $           ----   $           ----
             (519)               (339)               (35)               (31)             (2,459)            (3,915)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
             (519)               (339)               (35)               (31)             (2,459)            (3,915)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


             ----               2,455               ----               ----                ----               ----
           (1,839)             (8,465)               (78)              (420)           (124,515)          (233,233)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
           (1,839)             (6,010)               (78)              (420)           (124,515)          (233,233)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


          (26,010)             (2,315)            (2,222)              (876)            (49,196)             4,604
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


 $        (28,368)   $         (8,664)  $         (2,335)  $         (1,327)   $       (176,170)  $       (232,544)
=================== ================== =================== ================== ================== ===================




 $           (519)   $           (339)  $            (35)  $            (31)   $         (2,459)  $         (3,915)
           (1,839)             (6,010)               (78)              (420)           (124,515)          (233,233)
          (26,010)             (2,315)            (2,222)              (876)            (49,196)             4,604
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

          (28,368)             (8,664)            (2,335)            (1,327)           (176,170)          (232,544)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


           65,960               8,200              3,395              2,716              93,233            116,581
           (1,708)            (21,906)              ----              4,473             (56,576)          (134,937)
             ----                  (1)              ----             (1,700)             (8,317)            (6,631)
           (2,837)             (1,709)              (195)              (441)            (43,687)           (44,386)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
           61,415             (15,416)             3,200              5,048             (15,347)           (69,373)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

           33,047             (24,080)               865              3,721            (191,517)          (301,917)
           51,507              75,587              5,828              2,107             441,695            743,612
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $         84,554    $         51,507   $          6,693   $          5,828    $        250,178   $        441,695
=================== ================== =================== ================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Berger
                                                                              --------------------------------------

                                                                                      Small Company Growth
                                                                              --------------------------------------
                                                                                    2002                2001
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $           ----   $           ----
   Mortality and expense risk charge                                                     (7,851)           (15,402)
                                                                              ------------------ -------------------
Net investment income(loss)                                                              (7,851)           (15,402)
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----             17,362
   Net realized gain(loss) on sale of fund shares                                      (751,775)          (759,898)
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                (751,775)          (742,536)
                                                                              ------------------ -------------------


Change in unrealized appreciation/depreciation                                           12,205           (235,914)
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $       (747,421)  $       (993,852)
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         (7,851)  $        (15,402)
   Net realized gain(loss)                                                             (751,775)          (742,536)
   Net change in unrealized appreciation/depreciation                                    12,205           (235,914)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                     (747,421)          (993,852)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  162,452            394,482
   Subaccounts transfers (including fixed account), net                                (298,153)          (424,367)
   Transfers for policyowner benefits and terminations                                  (33,041)           (35,650)
   Policyowner maintenance charges                                                      (85,461)          (112,965)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                   (254,203)          (178,500)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                               (1,001,624)        (1,172,352)
Net assets at beginning of period                                                     1,701,266          2,873,618
                                                                              ------------------ -------------------
Net assets at end of period                                                    $        699,642   $      1,701,266
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.


                                                     Deutsche
--------------------------------------------------------------------------------------------------------------------

             EAFE Equity                            Equity 500                              Small Cap
-------------------------------------- -------------------------------------- --------------------------------------
       2002               2001                2002               2001               2002                2001
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

 $          9,994    $           ----   $         23,876   $         22,309    $          4,012   $          2,664
           (4,170)             (3,487)           (14,050)           (14,378)             (3,723)            (2,232)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
            5,824              (3,487)             9,826              7,931                 289                432
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


             ----                ----               ----              2,325                 302             21,446
         (129,605)            (13,917)           (21,451)            (5,756)            (39,634)            (1,755)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
         (129,605)            (13,917)           (21,451)            (3,431)            (39,332)            19,691
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


          (40,538)           (128,663)          (606,446)          (267,548)            (99,087)           (16,030)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


 $       (164,319)   $       (146,067)  $       (618,071)  $       (263,048)   $       (138,130)  $          4,093
=================== ================== =================== ================== ================== ===================




 $          5,824    $         (3,487)  $          9,826   $          7,931    $            289   $            432
         (129,605)            (13,917)           (21,451)            (3,431)            (39,332)            19,691
          (40,538)           (128,663)          (606,446)          (267,548)            (99,087)           (16,030)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

         (164,319)           (146,067)          (618,071)          (263,048)           (138,130)             4,093
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


           61,462              51,794            141,777            100,916              58,819             51,012
          107,656             651,661            (47,288)         2,259,119             157,453            338,324
          (10,749)               (359)            (1,452)            (1,134)            (10,952)              (173)
          (10,721)             (3,782)           (33,209)           (25,805)            (13,750)            (4,202)
------------------- ------------------ ------------------- ------------------- ------------------ -------------------
          147,648             699,314             59,828          2,333,096             191,570            384,961
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

          (16,671)            553,247           (558,243)         2,070,048              53,440            389,054
          637,469              84,222          2,650,481            580,433             459,784             70,730
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $        620,798    $        637,469   $      2,092,238   $      2,650,481    $        513,224   $        459,784
=================== ================== =================== ================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              --------------------------------------

                                                                                          Contrafund SC
                                                                              --------------------------------------
                                                                                    2002               2001
                                                                              ------------------ ------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $            164   $              4
   Mortality and expense risk charge                                                       (179)               (89)
                                                                              ------------------ ------------------
Net investment income(loss)                                                                 (15)               (85)
                                                                              ------------------ ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----                 18
   Net realized gain(loss) on sale of fund shares                                        (1,480)               (44)
                                                                              ------------------ ------------------
Net realized gain(loss)                                                                  (1,480)               (26)
                                                                              ------------------ ------------------


Change in unrealized appreciation/depreciation                                           (2,433)              (670)
                                                                              ------------------ ------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $         (3,928)  $           (781)
                                                                              ================== ==================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $            (15)  $            (85)
   Net realized gain(loss)                                                               (1,480)               (26)
   Net change in unrealized appreciation/depreciation                                    (2,433)              (670)
                                                                              ------------------ ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                       (3,928)              (781)
                                                                              ------------------ ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   25,197                841
   Subaccounts transfers (including fixed account), net                                  (2,414)            20,108
   Transfers for policyowner benefits and terminations                                     ----               ----
   Policyowner maintenance charges                                                       (1,978)              (872)
                                                                              ------------------ ------------------
Net increase(decrease) from policyowner transactions                                     20,805             20,077
                                                                              ------------------ ------------------

Total increase(decrease) in net assets                                                   16,877             19,296
Net assets at beginning of period                                                        20,019                723
                                                                              ------------------ ------------------
Net assets at end of period                                                    $         36,896   $         20,019
                                                                              ================== ==================

The accompanying notes are an integral part of these financial statements.


                                                     Fidelity
--------------------------------------------------------------------------------------------------------------------

           High Income SC                       Inv. Grade Bond IC                         Mid Cap SC
-------------------------------------- -------------------------------------- --------------------------------------
       2002               2001                2002               2001               2002                2001
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $            152    $          2,720   $          6,708   $          3,534    $          2,229   $           ----
              (68)               (109)            (1,086)              (643)             (3,465)              (654)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
               84               2,611              5,622              2,891              (1,236)              (654)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


             ----                ----               ----               ----                ----               ----
              187              (1,753)               (38)              (705)             (5,024)                43
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
              187              (1,753)               (38)              (705)             (5,024)                43
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


              130                (712)            11,870              3,996             (33,050)             9,949
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $            401    $            146   $         17,454   $          6,182    $        (39,310)  $          9,338
=================== ================== ================== =================== ================== ===================




 $             84    $          2,611   $          5,622   $          2,891    $         (1,236)  $           (654)
              187              (1,753)               (38)              (705)             (5,024)                43
              130                (712)            11,870              3,996             (33,050)             9,949
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

              401                 146             17,454              6,182             (39,310)             9,338
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


            9,894                 728             77,406             29,224              81,164             76,172
           (8,207)            (21,311)            64,745             72,645             378,865            254,845
             ----                ----               ----               ----                (510)            (2,026)
             (391)               (563)            (5,708)            (1,802)            (26,989)            (6,374)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
            1,296             (21,146)           136,443            100,067             432,530            322,617
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

            1,697             (21,000)           153,897            106,249             393,220            331,955
            1,466              22,466            131,032             24,783             334,100              2,145
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $          3,163    $          1,466   $        284,929   $        131,032    $        727,320   $        334,100
=================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Invesco
                                                                              --------------------------------------

                                                                                            Financial
                                                                              --------------------------------------
                                                                                    2002                2001
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
   Dividend distributions received                                             $            294   $            224
   Mortality and expense risk charge                                                       (522)              (253)
                                                                              ------------------ -------------------
Net investment income(loss)                                                                (228)               (29)
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----                 56
   Net realized gain(loss) on sale of fund shares                                       (13,302)               (87)
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                 (13,302)               (31)
                                                                              ------------------ -------------------


Change in unrealized appreciation/depreciation                                             (313)            (3,156)
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        (13,843)  $         (3,216)
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $           (228)  $            (29)
   Net realized gain(loss)                                                              (13,302)               (31)
   Net change in unrealized appreciation/depreciation                                      (313)            (3,156)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      (13,843)            (3,216)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   17,835             11,095
   Subaccounts transfers (including fixed account), net                                 (20,850)            61,695
   Transfers for policyowner benefits and terminations                                   (1,167)                (1)
   Policyowner maintenance charges                                                       (5,052)            (1,973)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                     (9,234)            70,816
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  (23,077)            67,600
Net assets at beginning of period                                                        67,600               ----
                                                                              ------------------ -------------------
Net assets at end of period                                                    $         44,523   $         67,600
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                      Invesco
--------------------------------------------------------------------------------------------------------------------

               Health                               Technology                              Telecomm
-------------------------------------- -------------------------------------- --------------------------------------
       2002               2001                2002               2001               2002                2001
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $           ----    $            432   $           ----   $           ----    $           ----   $           ----
           (1,269)               (761)            (1,305)            (1,173)               (405)              (302)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
           (1,269)               (329)            (1,305)            (1,173)               (405)              (302)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


             ----                ----               ----               ----                ----               ----
          (26,125)             (6,104)          (166,385)           (54,663)            (69,455)              (198)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          (26,125)             (6,104)          (166,385)           (54,663)            (69,455)              (198)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          (27,495)                692            (17,104)            (9,918)              3,632             (6,026)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $        (54,889)   $         (5,741)  $       (184,794)  $        (65,754)   $        (66,228)  $         (6,526)
=================== ================== ================== =================== ================== ===================




 $         (1,269)   $           (329)  $         (1,305)  $         (1,173)   $           (405)  $           (302)
          (26,125)             (6,104)          (166,385)           (54,663)            (69,455)              (198)
          (27,495)                692            (17,104)            (9,918)              3,632             (6,026)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          (54,889)             (5,741)          (184,794)           (65,754)            (66,228)            (6,526)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


           43,677              20,485             24,189              8,595               5,405              2,234
          132,988             119,655             55,074            370,295            (230,194)           335,485
             (804)                (13)              (619)             1,566                (203)              (953)
          (11,720)             (4,393)            (6,345)            (3,352)             (3,624)            (1,398)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          164,141             135,734             72,299            377,104            (228,616)           335,368
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          109,252             129,993           (112,495)           311,350            (294,844)           328,842
          129,993                ----            311,350               ----             328,842               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $        239,245    $        129,993   $        198,855   $        311,350    $         33,998   $        328,842
=================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                        Neuberger Berman
                                                                              --------------------------------------

                                                                                            Balanced
                                                                              --------------------------------------
                                                                                    2002                2001
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $         16,853   $         15,960
   Mortality and expense risk charge                                                     (4,827)            (6,738)
                                                                              ------------------ -------------------
Net investment income(loss)                                                              12,026              9,222
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----            301,541
   Net realized gain(loss) on sale of fund shares                                      (296,451)          (143,938)
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                (296,451)           157,603
                                                                              ------------------ -------------------


Change in unrealized appreciation/depreciation                                          130,551           (327,618)
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $       (153,874)  $       (160,793)
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         12,026   $          9,222
   Net realized gain(loss)                                                             (296,451)           157,603
   Net change in unrealized appreciation/depreciation                                   130,551           (327,618)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                     (153,874)          (160,793)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  145,412            117,672
   Subaccounts transfers (including fixed account), net                                (447,989)           294,986
   Transfers for policyowner benefits and terminations                                  (33,870)           (11,700)
   Policyowner maintenance charges                                                      (67,648)           (63,584)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                   (404,095)           337,374
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                 (557,969)           176,581
Net assets at beginning of period                                                     1,149,419            972,838
                                                                              ------------------ -------------------
Net assets at end of period                                                    $        591,450   $      1,149,419
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                  Neuberger Berman
--------------------------------------------------------------------------------------------------------------------

               Growth                                Guardian                         Limited Maturity Bond
-------------------------------------- -------------------------------------- --------------------------------------
       2002               2001                2002               2001               2002                2001
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

 $           ----    $           ----   $            886   $            803    $         11,357   $          9,517
           (9,372)            (13,565)              (716)            (1,018)             (1,910)            (1,306)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
           (9,372)            (13,565)               170               (215)              9,447              8,211
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


             ----             957,692               ----             11,465                ----               ----
         (741,894)           (564,234)            (8,293)           (12,177)                224              3,239
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
         (741,894)            393,458             (8,293)              (712)                224              3,239
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


          233,209          (1,171,090)           (29,259)            (9,984)              2,146                734
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


 $       (518,057)   $       (791,197)  $        (37,382)  $        (10,911)   $         11,817   $         12,184
=================== ================== =================== ================== ================== ===================




 $         (9,372)   $        (13,565)  $            170   $           (215)   $          9,447   $          8,211
         (741,894)            393,458             (8,293)              (712)                224              3,239
          233,209          (1,171,090)           (29,259)            (9,984)              2,146                734
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

         (518,057)           (791,197)           (37,382)           (10,911)             11,817             12,184
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


          208,326             341,523             16,296              4,957              64,845             54,808
         (179,701)           (126,026)            (8,825)             4,485             115,272             (3,504)
          (68,479)            (21,868)           (18,589)               114              (3,676)              (616)
         (100,930)           (107,861)            (6,375)            (4,377)            (19,947)           (10,748)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
         (140,784)             85,768            (17,493)             5,179             156,494             39,940
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

         (658,841)           (705,429)           (54,875)            (5,732)            168,311             52,124
        1,625,333           2,330,762            144,840            150,572             203,702            151,578
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $        966,492    $      1,625,333   $         89,965   $        144,840    $        372,013   $        203,702
=================== ================== =================== ================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                        Neuberger Berman
                                                                              --------------------------------------

                                                                                          Liquid Assets
                                                                              --------------------------------------
                                                                                    2002                2001
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $            802   $         12,653
   Mortality and expense risk charge                                                       (475)            (1,800)
                                                                              ------------------ -------------------
Net investment income(loss)                                                                 327             10,853
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                          381               ----
   Net realized gain(loss) on sale of fund shares                                          ----               ----
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                     381               ----
                                                                              ------------------ -------------------


Change in unrealized appreciation/depreciation                                             ----               ----
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
  from operations                                                              $            708   $         10,853
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $            327   $         10,853
   Net realized gain(loss)                                                                  381               ----
   Net change in unrealized appreciation/depreciation                                      ----               ----
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                          708             10,853
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                     ----          3,493,385
   Subaccounts transfers (including fixed account), net                                 (88,215)        (3,633,235)
   Transfers for policyowner benefits and terminations                                     ----              1,138
   Policyowner maintenance charges                                                       (2,756)            (8,928)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                    (90,971)          (147,640)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  (90,263)          (136,787)
Net assets at beginning of period                                                        91,456            228,243
                                                                              ------------------ -------------------
Net assets at end of period                                                    $          1,193   $         91,456
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                              Neuberger Berman                                                Rydex
----------------------------------------------------------------------------- --------------------------------------

               Mid-Cap                               Partners                                 Nova
-------------------------------------- -------------------------------------- --------------------------------------
       2002               2001                2002               2001               2002                2001
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


 $           ----    $           ----   $         12,023   $         12,964    $         19,040   $         93,468
             (333)               (576)           (17,175)           (23,164)             (2,053)            (4,576)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
             (333)               (576)            (5,152)           (10,200)             16,987             88,892
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


             ----                ----               ----            123,154                ----               ----
          (20,699)            (14,837)          (179,652)          (153,914)           (219,488)          (404,387)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
          (20,699)            (14,837)          (179,652)           (30,760)           (219,488)          (404,387)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


             (173)            (16,176)          (464,699)           (92,696)             64,346             62,557
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


 $        (21,205)   $        (31,589)  $       (649,503)  $       (133,656)   $       (138,155)  $       (252,938)
=================== ================== =================== ================== ================== ===================




 $           (333)   $           (576)  $         (5,152)  $        (10,200)   $         16,987   $         88,892
          (20,699)            (14,837)          (179,652)           (30,760)           (219,488)          (404,387)
             (173)            (16,176)          (464,699)           (92,696)             64,346             62,557
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

          (21,205)            (31,589)          (649,503)          (133,656)           (138,155)          (252,938)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


            5,020               4,375            288,072            383,221             105,801             41,606
           (7,012)             (1,131)          (569,703)          (220,133)              7,232           (299,021)
          (23,965)             (1,175)          (123,646)          (403,108)            (14,102)             2,688
           (2,190)             (2,115)          (133,913)          (136,491)            (28,350)           (22,353)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
          (28,147)                (46)          (539,190)          (376,511)             70,581           (277,080)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

          (49,352)            (31,635)        (1,188,693)          (510,167)            (67,574)          (530,018)
           81,327             112,962          3,087,996          3,598,163             300,601            830,619
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $         31,975    $         81,327   $      1,899,303   $      3,087,996    $        233,027   $        300,601
=================== ================== =================== ================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                              Rydex
                                                                              --------------------------------------

                                                                                               OTC
                                                                              --------------------------------------
                                                                                    2002                2001
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $           ----   $           ----
   Mortality and expense risk charge                                                    (12,289)           (14,119)
                                                                              ------------------ -------------------
Net investment income(loss)                                                             (12,289)           (14,119)
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----               ----
   Net realized gain(loss) on sale of fund shares                                    (1,692,595)        (1,581,239)
                                                                              ------------------ -------------------
Net realized gain(loss)                                                              (1,692,595)        (1,581,239)
                                                                              ------------------ -------------------


Change in unrealized appreciation/depreciation                                          476,608            640,550
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $     (1,228,276)  $       (954,808)
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        (12,289)  $        (14,119)
   Net realized gain(loss)                                                           (1,692,595)        (1,581,239)
   Net change in unrealized appreciation/depreciation                                   476,608            640,550
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   (1,228,276)          (954,808)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  218,323            551,366
   Subaccounts transfers (including fixed account), net                                 401,000           (382,116)
   Transfers for policyowner benefits and terminations                                  (16,632)           (21,426)
   Policyowner maintenance charges                                                     (119,932)          (114,610)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                    482,759             33,214
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                 (745,517)          (921,594)
Net assets at beginning of period                                                     1,611,474          2,533,068
                                                                              ------------------ -------------------
Net assets at end of period                                                    $        865,957   $      1,611,474
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.


                                                      Rydex
--------------------------------------------------------------------------------------------------------------------

           Precious Metals                             Ursa                            US Government Bond
-------------------------------------- -------------------------------------- --------------------------------------
       2002               2001                2002               2001               2002                2001
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $           ----    $           ----   $         23,591   $         24,147    $          9,798   $          5,311
           (2,242)             (9,211)           (11,817)            (4,732)             (2,045)            (1,260)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
           (2,242)             (9,211)            11,774             19,415               7,753              4,051
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


             ----                ----               ----               ----                ----               ----
           26,418             310,650            (57,954)           (46,337)             17,648             (1,038)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
           26,418             310,650            (57,954)           (46,337)             17,648             (1,038)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


           35,524             (51,821)           177,689           (166,156)             31,962             (6,454)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $         59,700    $        249,618   $        131,509   $       (193,078)   $         57,363   $         (3,441)
=================== ================== ================== =================== ================== ===================




 $         (2,242)   $         (9,211)  $         11,774   $         19,415    $          7,753   $          4,051
           26,418             310,650            (57,954)           (46,337)             17,648             (1,038)
           35,524             (51,821)           177,689           (166,156)             31,962             (6,454)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

           59,700             249,618            131,509           (193,078)             57,363             (3,441)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


           28,748               3,442             71,292              9,619              44,747              9,966
          390,640          (1,681,686)        (1,328,564)         2,601,164             317,557           (139,099)
           (1,533)             (3,771)            (5,044)               (66)            (43,990)              (597)
          (14,655)            (21,266)           (52,389)           (17,910)            (28,352)           (12,242)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          403,200          (1,703,281)        (1,314,705)         2,592,807             289,962           (141,972)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          462,900          (1,453,663)        (1,183,196)         2,399,729             347,325           (145,413)
           19,803           1,473,466          2,431,849             32,120             100,034            245,447
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $        482,703    $         19,803   $      1,248,653   $      2,431,849    $        447,359   $        100,034
=================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                         Strong Variable
                                                                              --------------------------------------

                                                                                             Growth
                                                                              --------------------------------------
                                                                                    2002                2001
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $           ----   $           ----
   Mortality and expense risk charge                                                       (518)              (188)
                                                                              ------------------ -------------------
Net investment income(loss)                                                                (518)              (188)
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----               ----
   Net realized gain(loss) on sale of fund shares                                       (24,866)            (8,925)
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                 (24,866)            (8,925)
                                                                              ------------------ -------------------


Change in unrealized appreciation/depreciation                                          (17,498)            (3,571)
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        (42,882)  $        (12,684)
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $           (518)  $           (188)
   Net realized gain(loss)                                                              (24,866)            (8,925)
   Net change in unrealized appreciation/depreciation                                   (17,498)            (3,571)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      (42,882)           (12,684)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   28,318              3,447
   Subaccounts transfers (including fixed account), net                                 184,873             74,136
   Transfers for policyowner benefits and terminations                                     ----             (2,351)
   Policyowner maintenance charges                                                       (5,075)            (2,011)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                    208,116             73,221
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  165,234             60,537
Net assets at beginning of period                                                        60,537               ----
                                                                              ------------------ -------------------
Net assets at end of period                                                    $        225,771   $         60,537
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.


         Strong Opportunity                        Third Avenue                             Vanguard
-------------------------------------- -------------------------------------- --------------------------------------

             Opportunity                               Value                              Money Market
-------------------------------------- -------------------------------------- --------------------------------------
       2002               2001                2002               2001               2002                2001
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $          1,296    $          2,359   $          2,060   $            159    $        210,329   $        574,043
           (2,734)               (843)            (7,826)            (1,989)            (89,414)          (102,940)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
           (1,438)              1,516             (5,766)            (1,830)            120,915            471,103
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


            5,980              32,378             17,936              1,039                ----               ----
          (76,551)             (2,144)           (90,286)            (5,703)               ----               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          (70,571)             30,234            (72,350)            (4,664)               ----               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          (75,003)            (19,615)          (102,346)            17,195                ----               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $       (147,012)   $         12,135   $       (180,462)  $         10,701    $        120,915   $        471,103
=================== ================== ================== =================== ================== ===================




 $         (1,438)   $          1,516   $         (5,766)  $         (1,830)   $        120,915   $        471,103
          (70,571)             30,234            (72,350)            (4,664)               ----               ----
          (75,003)            (19,615)          (102,346)            17,195                ----               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

         (147,012)             12,135           (180,462)            10,701             120,915            471,103
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


           30,135               6,604            213,334             44,531           5,379,458         10,692,380
         (265,098)            668,917            404,828            714,521          (6,389,701)        (7,424,117)
             (478)            (30,989)           (16,186)           (16,953)           (587,682)          (678,112)
          (14,991)             (3,311)           (49,096)            (9,568)           (586,023)          (644,797)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
         (250,432)            641,221            552,880            732,531          (2,183,948)         1,945,354
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

         (397,444)            653,356            372,418            743,232          (2,063,033)         2,416,457
          653,356                ----            743,232               ----          14,020,863         11,604,406
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $        255,912    $        653,356   $      1,115,650   $        743,232    $     11,957,830   $     14,020,863
=================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Vanguard
                                                                              --------------------------------------

                                                                                          Equity Index
                                                                              --------------------------------------
                                                                                    2002                2001
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $        245,333   $           ----
   Mortality and expense risk charge                                                   (109,422)          (126,640)
                                                                              ------------------ -------------------
Net investment income(loss)                                                             135,911           (126,640)
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      933,939               ----
   Net realized gain(loss) on sale of fund shares                                      (749,955)           (20,163)
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                 183,984            (20,163)
                                                                              ------------------ -------------------


Change in unrealized appreciation/depreciation                                       (4,178,971)        (2,162,270)
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $     (3,859,076)  $     (2,309,073)
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        135,911   $       (126,640)
   Net realized gain(loss)                                                              183,984            (20,163)
   Net change in unrealized appreciation/depreciation                                (4,178,971)        (2,162,270)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   (3,859,076)        (2,309,073)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                2,413,026          2,601,265
   Subaccounts transfers (including fixed account), net                                (716,040)           959,609
   Transfers for policyowner benefits and terminations                                 (408,699)          (627,466)
   Policyowner maintenance charges                                                     (831,854)          (769,871)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                    456,433          2,163,537
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                               (3,402,643)          (145,536)
Net assets at beginning of period                                                    16,958,349         17,103,885
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     13,555,706   $     16,958,349
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                      Vanguard
--------------------------------------------------------------------------------------------------------------------

             Total Bond                             REIT Index                               Mid-Cap
-------------------------------------- -------------------------------------- --------------------------------------
       2002               2001                2002               2001               2002                2001
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $         96,971    $         25,738   $         23,770   $           ----    $          7,327   $           ----
          (19,579)            (14,465)            (6,218)            (1,417)             (5,561)            (1,242)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
           77,392              11,273             17,552             (1,417)              1,766             (1,242)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


             ----                ----              8,082               ----              49,959               ----
           24,890              24,620            (16,057)             5,478             (98,014)           (14,291)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
           24,890              24,620             (7,975)             5,478             (48,055)           (14,291)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


           92,667              89,355            (21,522)            12,725            (107,584)            15,199
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $        194,949    $        125,248   $        (11,945)  $         16,786    $       (153,873)  $           (334)
=================== ================== ================== =================== ================== ===================




 $         77,392    $         11,273   $         17,552   $         (1,417)   $          1,766   $         (1,242)
           24,890              24,620             (7,975)             5,478             (48,055)           (14,291)
           92,667              89,355            (21,522)            12,725            (107,584)            15,199
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          194,949             125,248            (11,945)            16,786            (153,873)              (334)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          387,898             323,070            129,692             23,301             154,771             42,821
          604,545             161,630            521,904            423,209             562,854            373,773
         (156,799)            (54,089)            (6,545)           (22,105)            (10,765)                46
         (117,741)            (77,089)           (58,889)            (8,781)            (33,478)            (8,051)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          717,903             353,522            586,162            415,624             673,382            408,589
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          912,852             478,770            574,217            432,410             519,509            408,255
        2,315,115           1,836,345            432,410               ----             408,255               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $      3,227,967    $      2,315,115   $      1,006,627   $        432,410    $        927,764   $        408,255
=================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Vanguard
                                                                              --------------------------------------

                                                                                          Equity Income
                                                                              --------------------------------------
                                                                                    2002                2001
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $        128,182   $           ----
   Mortality and expense risk charge                                                    (33,398)           (34,413)
                                                                              ------------------ -------------------
Net investment income(loss)                                                              94,784            (34,413)
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                       21,364               ----
   Net realized gain(loss) on sale of fund shares                                      (121,593)            16,797
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                (100,229)            16,797
                                                                              ------------------ -------------------


Change in unrealized appreciation/depreciation                                         (713,895)          (204,615)
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $       (719,340)  $       (222,231)
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         94,784   $        (34,413)
   Net realized gain(loss)                                                             (100,229)            16,797
   Net change in unrealized appreciation/depreciation                                  (713,895)          (204,615)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                     (719,340)          (222,231)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  598,492            683,821
   Subaccounts transfers (including fixed account), net                                 (55,385)           216,429
   Transfers for policyowner benefits and terminations                                 (216,455)          (145,205)
   Policyowner maintenance charges                                                     (270,191)          (226,051)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                     56,461            528,994
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                 (662,879)           306,763
Net assets at beginning of period                                                     4,739,146          4,432,383
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      4,076,267   $      4,739,146
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                     Vanguard
--------------------------------------------------------------------------------------------------------------------

               Growth                                Balanced                            High Yield Bond
-------------------------------------- -------------------------------------- --------------------------------------
       2002               2001                2002               2001               2002                2001
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $         29,465    $           ----   $        150,543   $           ----    $         50,668   $         16,317
          (48,338)            (71,516)           (30,490)           (28,391)             (6,653)            (5,663)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          (18,873)            (71,516)           120,053            (28,391)             44,015             10,654
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          412,499                ----            146,958               ----                ----               ----
       (2,301,275)         (1,527,540)           (85,063)             1,071             (52,180)           (47,867)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
       (1,888,776)         (1,527,540)            61,895              1,071             (52,180)           (47,867)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


       (1,196,815)         (2,582,255)          (517,522)           161,798              19,981             52,774
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $     (3,104,464)   $     (4,181,311)  $       (335,574)  $        134,478    $         11,816   $         15,561
=================== ================== ================== =================== ================== ===================




 $        (18,873)   $        (71,516)  $        120,053   $        (28,391)   $         44,015   $         10,654
       (1,888,776)         (1,527,540)            61,895              1,071             (52,180)           (47,867)
       (1,196,815)         (2,582,255)          (517,522)           161,798              19,981             52,774
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

       (3,104,464)         (4,181,311)          (335,574)           134,478              11,816             15,561
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


        1,194,525           1,709,426            432,102            389,562             120,136            125,915
         (894,535)           (590,466)           (95,047)           654,558             102,479             42,919
         (207,436)           (236,899)          (563,581)           (64,425)            (13,643)           (12,365)
         (396,605)           (437,742)          (194,881)          (153,673)            (48,875)           (36,885)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
         (304,051)            444,319           (421,407)           826,022             160,097            119,584
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

       (3,408,515)         (3,736,992)          (756,981)           960,500             171,913            135,145
        8,720,234          12,457,226          4,349,328          3,388,828             764,951            629,806
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $      5,311,719    $      8,720,234   $      3,592,347   $      4,349,328    $        936,864   $        764,951
=================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Vanguard
                                                                              --------------------------------------

                                                                                          International
                                                                              --------------------------------------
                                                                                    2002                2001
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $        116,634   $           ----
   Mortality and expense risk charge                                                    (35,546)           (40,498)
                                                                              ------------------ -------------------
Net investment income(loss)                                                              81,088            (40,498)
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      168,702               ----
   Net realized gain(loss) on sale of fund shares                                      (892,023)          (539,447)
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                (723,321)          (539,447)
                                                                              ------------------ -------------------


Change in unrealized appreciation/depreciation                                         (260,111)          (612,375)
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $       (902,344)  $     (1,192,320)
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         81,088   $        (40,498)
   Net realized gain(loss)                                                             (723,321)          (539,447)
   Net change in unrealized appreciation/depreciation                                  (260,111)          (612,375)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                     (902,344)        (1,192,320)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions
   Payments received from policyowners                                                  571,747            827,100
   Subaccounts transfers (including fixed account), net                                  26,798            408,512
   Transfers for policyowner benefits and terminations                                 (210,724)          (228,893)
   Policyowner maintenance charges                                                     (261,043)          (243,651)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                    126,778            763,068
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                 (775,566)          (429,252)
Net assets at beginning of period                                                     5,222,573          5,651,825
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      4,447,007   $      5,222,573
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                  Vanguard
-----------------------------------------------------------------------------

             Diversified                       Small Company Growth
-------------------------------------- --------------------------------------
       2002               2001                2002               2001
------------------- ------------------ ------------------ -------------------


 $          6,557    $           ----   $         39,253   $           ----
           (3,122)               (544)           (33,993)           (33,718)
------------------- ------------------ ------------------ -------------------
            3,435                (544)             5,260            (33,718)
------------------- ------------------ ------------------ -------------------


             ----                ----            170,098               ----
          (33,325)             (6,230)          (185,269)           (54,684)
------------------- ------------------ ------------------ -------------------
          (33,325)             (6,230)           (15,171)           (54,684)
------------------- ------------------ ------------------ -------------------


          (32,028)             (6,459)        (1,334,547)           338,600
------------------- ------------------ ------------------ -------------------


 $        (61,918)   $        (13,233)  $     (1,344,458)  $        250,198
=================== ================== ================== ===================




 $          3,435    $           (544)  $          5,260   $        (33,718)
          (33,325)             (6,230)           (15,171)           (54,684)
          (32,028)             (6,459)        (1,334,547)           338,600
------------------- ------------------ ------------------ -------------------

          (61,918)            (13,233)        (1,344,458)           250,198
------------------- ------------------ --------------------------------------


           77,002              21,958            578,534            615,962
          451,596             155,361           (132,461)           (16,437)
          (17,340)                 (1)          (137,194)           (60,801)
          (22,802)             (6,677)          (226,805)          (191,007)
------------------- ------------------ ------------------ -------------------
          488,456             170,641             82,074            347,717
------------------- ------------------ ------------------ -------------------

          426,538             157,408         (1,262,384)           597,915
          157,408                ----          5,253,174          4,655,259
------------------- ------------------ ------------------ -------------------
 $        583,946    $        157,408   $      3,990,790   $      5,253,174
=================== ================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                          NOTES TO FINANCIAL STATEMENTS
                FOR THE PERIODS ENDED DECEMBER 31, 2002 AND 2001

1.  ORGANIZATION

    Ameritas Life Insurance Corp. Separate Account LLVL (the Account) was established on October 26, 1995, under Nebraska law. The assets of the Account are held by Ameritas Life Insurance Corp. (ALIC) (an indirect wholly owned subsidiary of Ameritas Acacia Mutual Holding Company), are segregated from all of ALIC's other assets and are used only to support variable life products issued by ALIC.

    The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund. At December 31, 2002 there are forty-seven subaccounts available within the Account:

    Calvert Asset Management                                 Deutsche Asset Management, Inc., continued
    Company, Inc. (Advisor) (See Note 4)                        Deutsche, continued
      Calvert (Fund)                                             *Equity 500
       *Balanced (Subaccount)                                     (Commenced November 29, 1999)
        (Commenced September 13, 2000)                           *Small Cap
       *International Equity                                      (Commenced January 31, 2000)
        (Commenced June 7, 2000)
       *Mid Cap                                              Fidelity Management & Research Company
        (Commenced July 24, 2000)                               Fidelity
       *Small Cap                                                *Contrafund SC
        (Commenced September 13, 2000)                            (Commenced September 25, 2000)
                                                                 *High Income SC
    Ameritas Investment Corp. (See Note 4)                        (Commenced December 7, 2000)
      Ameritas                                                   *Inv. Grade Bond IC
       *Growth                                                    (Commenced December 18, 2000)
        (Commenced August 7, 2000)                               *Mid Cap SC
       *MidCap                                                    (Commenced September 5, 2000)
        (Commenced July 5, 2000)
       *Small Cap                                            INVESCO Funds Group, Inc.
        (Commenced August 28, 2000)                             Invesco
                                                                 *Financial
    Berger LLC                                                    (Commenced May 10, 2001)
      Berger                                                     *Health
       *Growth                                                    (Commenced May 10, 2001)
        (Commenced June 6, 1997)                                 *Technology
       *Small Company Growth                                      (Commenced May 2, 2001)
        (Commenced May 5, 1997)                                  *Telecomm
                                                                  (Commenced June 13, 2001)
    Deutsche Asset Management, Inc.
      Deutsche
       *EAFE Equity
        (Commenced November 29, 1999)

1.  ORGANIZATION, continued

   Neuberger Berman Management Inc.                           The Vanguard Group
      Neuberger Berman                                          Vanguard
       *Balanced                                                 *Money Market
        (Commenced January 31, 1996)                              (Commenced January 9, 1996)
       *Growth                                                   *Equity Index
        (Commenced January 22, 1996)                              (Commenced January 31, 1996)
       *Guardian                                                 *Total Bond (formerly High-Grade Bond)
        (Commenced January 31, 2000)                              (Commenced February 12, 1996)
       *Limited Maturity Bond                                    *REIT Index
        (Commenced February 6, 1996)                              (Commenced May 1, 2001)
       *Liquid Assets                                            *Mid-Cap
        (Commenced November 15, 1999)                             (Commenced May 17, 2001)
       *Mid-Cap
        (Commenced January 31, 2000)                         Newell Associates
       *Partners                                                Vanguard
        (Commenced January 31, 1996)                             *Equity Income
                                                                  (Commenced February 6, 1996)
    Rydex Global Advisors
      Rydex                                                  Lincoln Capital Management Company
       *Nova                                                    Vanguard
        (Commenced July 6, 1999)                                 *Growth
       *OTC                                                       (Commenced January 22, 1996)
        (Commenced July 6, 1999)
       *Precious Metals                                      Wellington Management Company, LLP
        (Commenced August 10, 1999)                             Vanguard
       *Ursa                                                     *Balanced
        (Commenced July 27, 1999)                                 (Commenced February 12, 1996)
       *US Government Bond                                       *High Yield Bond
        (Commenced October 6, 1999)                               (Commenced March 10, 1997)

    Strong Capital Management, Inc.                          Schroder Investment Management
      Strong Variable                                        North America, Inc.
       *Growth                                                  Vanguard
        (Commenced May 18, 2001)                                 *International
                                                                  (Commenced January 22, 1996)
    Strong Capital Management, Inc.
      Strong Opportunity                                     Barrow, Hanley, Mewhinney & Strauss, Inc.
       *Opportunity                                             Vanguard
        (Commenced May 3, 2001)                                  *Diversified
                                                                  (Commenced May 21, 2001)
    EQSF Advisers, Inc.
      Third Avenue                                           Granahan Investment Management, Inc.,
       *Value                                                Grantham, Mayo, Van Otterloo & Co. LLC
        (Commenced May 3, 2001)                                 Vanguard
                                                                 *Small Company Growth
                                                                  (Commenced January 29, 1997)

2. ACCOUNTING POLICIES

    USE OF ESTIMATES
    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    INVESTMENTS
    The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners' units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

    Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments are computed on the weighted average cost basis.

    FEDERAL AND STATE TAXES
    The operations of the Account are included in the federal income tax return of ALIC, which is taxed as a life insurance company under the Internal Revenue Code. ALIC has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the policies funded in the Account. Charges for state and local taxes, if any, attributable to the Account may also be made. Currently, ALIC does not make a charge for income taxes or other taxes.

    RECLASSIFICATIONS
    Certain items on the prior period financial statements have been reclassified to conform to current period presentation.

3.  CHARGES

    ALIC charges the subaccounts for mortality and expense risks assumed. This daily charge is made on the ending daily value of the net assets representing equity of policyowners held in each subaccount per each product's current policy provisions. Additional policyowner maintenance charges are made at intervals and in amounts per each product's current policy provisions. These charges are prorated against the balance in each investment option of the policyowner, including the Fixed Account option which is not reflected in these financial statements.

4.  RELATED PARTIES

    The Ameritas subaccounts are managed by Ameritas Investment Corp., an affiliate of ALIC. During the periods ended December 31, 2002 and 2001, these subaccounts incurred advisory fees of approximately $900 and $700, paid to Ameritas Investment Corp. Other affiliates of ALIC also provided administrative services to these subaccounts during 2002 and 2001 of approximately $200 and $100.

    During the periods ended December 31, 2002 and 2001, the Calvert subaccounts incurred investment advisory fees of approximately $6,600 and $6,300, respectively, to Calvert Asset Management Company, Inc., an affiliate of ALIC, which serves as the investment advisor.

5.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments in the subaccounts for the period ended December 31, 2002 were as follows:

                                                                           Purchases                 Sales
                                                                     ----------------------  ----------------------
    Calvert:
      Balanced                                                         $           17,759      $           12,497
      International Equity                                                        123,457                 123,734
      Mid Cap                                                                     143,820                 176,417
      Small Cap                                                                   480,310                 568,475

    Ameritas:
      Growth                                                                       62,775                  61,245
      MidCap                                                                       71,312                  10,416
      Small Cap                                                                     3,384                     219

    Berger:
      Growth                                                                      229,721                 247,527
      Small Company Growth                                                      1,064,913               1,326,968

    Deutsche:
      EAFE Equity                                                                 605,821                 452,349
      Equity 500                                                                  157,925                  88,272
      Small Cap                                                                   549,581                 357,422

    Fidelity:
      Contrafund SC                                                                30,154                   9,365
      High Income SC                                                               70,401                  69,021
      Inv. Grade Bond IC                                                          178,844                  36,778
      Mid Cap SC                                                                  843,214                 411,921

    Invesco:
      Financial                                                                   168,587                 178,050
      Health                                                                      476,655                 313,783
      Technology                                                                3,273,515               3,202,521
      Telecomm                                                                    238,156                 467,177

    Neuberger Berman:
      Balanced                                                                    266,112                 658,182
      Growth                                                                      378,969                 529,124
      Guardian                                                                      8,291                  25,615
      Limited Maturity Bond                                                       666,957                 501,017
      Liquid Assets                                                                 1,182                  91,446
      Mid-Cap                                                                       2,964                  31,443
      Partners                                                                    310,809                 855,150

    Rydex:
      Nova                                                                      1,546,416               1,458,848
      OTC                                                                       4,301,255               3,830,786
      Precious Metals                                                           1,640,473               1,239,516
      Ursa                                                                      7,188,632               8,491,562
      US Government Bond                                                          761,870                 464,152


                                     FS-32

5.  PURCHASES AND SALES OF INVESTMENTS, continued

                                                                           Purchases                 Sales
    Strong Variable:
      Growth                                                            $          312,506      $          104,908

    Strong Opportunity:
      Opportunity                                                                  343,143                 589,033

    Third Avenue:
      Value                                                                      1,709,672               1,144,621

    Vanguard:
      Money Market                                                              24,194,189              26,257,222
      Equity Index                                                               4,355,352               2,829,068
      Total Bond                                                                 1,734,491                 939,195
      REIT Index                                                                 1,115,687                 503,892
      Mid-Cap                                                                    1,926,843               1,201,737
      Equity Income                                                              1,195,175               1,022,566
      Growth                                                                     2,069,761               1,980,186
      Balanced                                                                   1,092,584               1,246,979
      High Yield Bond                                                            1,198,300                 994,188
      International                                                              6,457,291               6,080,723
      Diversified                                                                  888,735                 396,844
      Small Company Growth                                                       1,950,821               1,693,390

6. UNIT VALUES

    A summary of unit values, units, net assets at December 31 and investment income ratio (Inv. Income Ratio) as a percentage of average net assets (excludes mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio), expenses as a percentage of average net assets (excluding the effect of expenses of the underlying fund portfolio and charges made directly to policyowner accounts through the redemption of units), and total return percentage (based upon the change in the unit value reported year-to-date, however, subaccounts which commenced in the current year, as shown in Note 1, are based on shorter return periods) for the periods ended December 31 follows (amounts have been rounded):

                                                                                     Expenses
                                                                          Inv.       as a % of
                                Unit                      Net Assets     Income       Average           Total
                             Value ($)        Units          ($)        Ratio %     Net Assets         Return %
                          --------------- ------------- -------------- -------- ---------------- --------------------
                            Min     Max                                             Min     Max      Min      Max

Calvert:
Balanced
2002                         1.69    1.69         3,285          5,545     5.98     0.75    0.75   (12.81)  (12.81)
2001                         1.94    1.94           310            600     0.03     0.60    0.75    (7.65)   (7.49)

International Equity
2002                        12.25   13.30           476          6,234     ----     0.60    0.75   (15.59)  (15.47)
2001                        14.49   15.76           431          6,738     0.10     0.60    0.75   (25.31)  (25.19)

Mid Cap
2002                        20.73   20.73        18,058        374,410     ----     0.60    0.75   (28.76)   (7.88)
2001                        27.18   29.10        19,479        565,442     ----     0.60    0.75   (12.82)   (4.26)


                                     FS-33

6. UNIT VALUES, continued

                                                                                     Expenses
                                                                          Inv.       as a % of
                                Unit                      Net Assets     Income       Average           Total
                             Value ($)        Units          ($)        Ratio %     Net Assets         Return %
                          --------------- ------------- -------------- -------- ---------------- --------------------
                            Min     Max                                             Min     Max      Min      Max
Calvert, continued:
Small Cap
2002                        11.91   11.91         5,766         68,644     0.48     0.60    0.75   (23.12)   (0.91)
2001                        15.49   15.49        15,326        237,361     ----     0.60    0.75    10.04    10.26

Ameritas:
Growth
2002                        31.68   31.78         3,289        104,418     ----     0.60    0.75   (33.76)  (33.66)
2001                        47.76   47.98         3,062        146,660     0.07     0.60    0.75   (12.81)  (12.65)

MidCap
2002                        22.64   22.64         3,734         84,554     ----     0.60    0.60   (30.32)  (30.32)
2001                        32.50   32.50         1,585         51,507     ----     0.60    0.60    (7.93)   (7.93)

Small Cap
2002                        18.87   18.87           355          6,693     ----     0.60    0.60   (35.62)  (35.62)
2001                        29.32   29.32           199          5,828     ----     0.60    0.60   (27.71)  (27.71)

Berger:
Growth
2002                         6.60    6.60        37,879        250,178     ----     0.75    0.75   (40.10)  (40.10)
2001                        11.03   11.03        40,052        441,695     ----     0.75    0.75   (33.02)  (33.02)

Small Company Growth
2002                         7.11    7.22        98,331        699,642     ----     0.60    0.75   (49.64)  (49.57)
2001                        14.13   14.32       120,431      1,701,266     ----     0.60    0.75   (33.97)  (27.29)

Deutsche:
EAFE Equity
2002                         6.50    6.88        91,099        620,798     1.49     0.60    0.75   (22.18)  (22.06)
2001                         8.35    8.83        72,286        637,469     ----     0.60    0.75   (25.25)  (25.15)

Equity 500
2002                         9.28    9.28       225,507      2,092,238     1.01     0.60    0.60   (22.78)  (22.78)
2001                        12.02   12.02       220,594      2,650,481     0.95     0.60    0.60   (12.72)  (12.72)

Small Cap
2002                         8.86    8.89        57,859        513,224     0.69     0.60    0.75   (21.17)  (21.05)
2001                        11.23   11.28        40,945        459,784     0.72     0.60    0.75     1.31     1.44

                                     FS-34



6. UNIT VALUES, continued

                                                                                     Expenses
                                                                          Inv.       as a % of
                                Unit                      Net Assets     Income       Average           Total
                             Value ($)        Units          ($)        Ratio %     Net Assets         Return %
                          --------------- ------------- -------------- -------- ---------------- --------------------
                            Min     Max                                             Min     Max      Min      Max
Fidelity:
Contrafund SC
2002                        18.52   18.52         1,993         36,896     0.55     0.60    0.60    (9.96)   (9.96)
2001                        20.57   20.57           973         20,019     0.03     0.60    0.60   (12.90)  (12.90)

High Income SC
2002                         6.54    6.54           484          3,163     1.33     0.60    0.60     2.99     2.99
2001                         6.35    6.35           231          1,466    14.18     0.60    0.60   (22.08)  (22.08)

Inv. Grade Bond IC
2002                        14.88   14.88        19,145        284,929     3.68     0.60    0.60     9.68     9.68
2001                        13.57   13.57         9,657        131,032     3.53     0.60    0.60     7.80     7.80

Mid Cap SC
2002                        17.39   17.41        41,811        727,320     0.46     0.60    0.75   (10.56)  (10.43)
2001                        19.43   19.45        17,184        334,100     ----     0.60    0.75    (4.08)   (3.95)

Invesco:
Financial
2002                        10.48   10.56         4,245         44,523     0.43     0.60    0.75   (15.53)   (3.05)
2001                        12.41   12.41         5,446         67,600     0.39     0.75    0.75    (4.23)   (4.23)

Health
2002                        13.63   13.74        17,556        239,245     ----     0.60    0.75   (25.01)   (8.37)
2001                        18.17   18.17         7,153        129,993     0.30     0.75    0.75     3.32     3.32

Technology
2002                         8.06    8.06        24,672        198,855     ----     0.75    0.75   (47.24)  (47.24)
2001                        15.28   15.28        20,378        311,350     ----     0.75    0.75   (27.45)  (27.45)

Telecomm
2002                         2.71    2.71        12,559         33,998     ----     0.75    0.75   (51.19)  (51.19)
2001                         5.57    5.57        59,288        328,842     ----     0.75    0.75   (33.01)  (33.01)

Neuberger Berman:
Balanced
2002                        12.17   21.80        31,743        591,450     2.41     0.60    0.75   (17.76)  (17.64)
2001                        14.78   26.52        51,568      1,149,419     1.68     0.60    0.75   (14.01)  (13.88)

Growth
2002                        25.43   25.43        38,012        966,492     ----     0.75    0.75   (31.68)  (31.68)
2001                        37.22   37.22        43,672      1,625,333     ----     0.75    0.75   (30.88)  (30.88)


                                     FS-35


6. UNIT VALUES, continued
                                                                                     Expenses
                                                                          Inv.       as a % of
                                Unit                      Net Assets     Income       Average           Total
                             Value ($)        Units          ($)        Ratio %     Net Assets         Return %
                          --------------- ------------- -------------- -------- ---------------- --------------------
                            Min     Max                                             Min     Max      Min      Max
Neuberger Berman, continued:
Guardian
2002                        11.38   11.38         7,907         89,965     0.74     0.60    0.60   (26.89)  (26.89)
2001                        15.56   15.56         9,306        144,840     0.48     0.60    0.60    (2.11)   (2.11)

Limited Maturity Bond
2002                        14.07   20.16        18,889        372,013     4.38     0.60    0.75     4.55     4.71
2001                        13.43   19.29        12,003        203,702     5.33     0.60    0.75     3.02     7.96

Liquid Assets
2002                         1.08    1.08         1,103          1,193     1.05     0.60    0.60     0.77     0.77
2001                         1.07    1.07        85,267         91,456     4.27     0.60    0.60     1.22     1.22

Mid-Cap
2002                        11.73   11.73         2,726         31,975     ----     0.60    0.60   (29.76)  (29.76)
2001                        16.70   16.70         4,869         81,327     ----     0.60    0.60   (25.10)  (25.10)

Partners
2002                        17.75   17.75       107,018      1,899,303     0.52     0.75    0.75   (24.71)  (24.71)
2001                        23.57   23.57       131,000      3,087,996     0.42     0.75    0.75    (3.55)   (3.55)

Rydex:
Nova
2002                         7.13    7.46        31,478        233,027     6.85     0.60    0.75   (36.20)  (36.11)
2001                        11.17   11.70        25,769        300,601    15.01     0.60    0.75   (24.15)  (24.05)

OTC
2002                         9.23    9.40        92,264        865,957     ----     0.60    0.75   (39.32)  (39.22)
2001                        15.19   15.50       104,127      1,611,474     ----     0.60    0.75   (35.67)  (35.58)

Precious Metals
2002                         6.93    6.98        69,606        482,703     ----     0.60    0.75    44.49    44.72
2001                         4.79    4.82         4,119         19,803     ----     0.60    0.75    12.01    12.30

Ursa
2002                         8.47    8.47       147,410      1,248,653     1.42     0.75    0.75    20.74    20.74
2001                         7.02    7.02       346,657      2,431,849     3.48     0.75    0.75    14.14    14.14

US Government Bond
2002                        13.64   14.15        31,661        447,359     3.67     0.60    0.75    17.74    17.87
2001                        11.57   12.01         8,329        100,034     3.12     0.60    0.75    (1.98)    1.35


                                     FS-36

6. UNIT VALUES, continued
                                                                                     Expenses
                                                                          Inv.       as a % of
                                Unit                      Net Assets     Income       Average           Total
                             Value ($)        Units          ($)        Ratio %     Net Assets         Return %
                          --------------- ------------- -------------- -------- ---------------- --------------------
                            Min     Max                                             Min     Max      Min      Max
Strong Variable:
Growth
2002                        10.10   10.10        22,342        225,771     ----     0.75    0.75   (38.01)  (38.01)
2001                        16.30   16.30         3,714         60,537     ----     0.75    0.75   (23.46)  (23.46)

Strong Opportunity:
Opportunity
2002                        14.17   16.66        15,387        255,912     0.34     0.60    0.75   (27.36)  (25.63)
2001                        22.94   22.94        28,482        653,356     1.13     0.75    0.75    (5.02)   (5.02)

Third Avenue:
Value
2002                        15.25   15.29        73,135      1,115,650     0.19     0.60    0.75   (11.38)  (11.25)
2001                        17.21   17.23        43,190        743,232     0.04     0.60    0.75    (0.88)    4.59

Vanguard:
Money Market
2002                         1.03    1.32     9,276,801     11,957,830     1.70     0.60    0.75     0.96     1.11
2001                         1.02    1.31    10,822,238     14,020,863     4.20     0.60    0.75     1.92     4.09

Equity Index
2002                        23.08   24.51       554,245     13,555,706     1.66     0.60    0.75   (22.69)  (22.57)
2001                        29.80   31.71       534,910     16,958,349     ----     0.60    0.75   (12.54)   (8.60)

Total Bond
2002                        12.15   16.15       203,084      3,227,967     3.65     0.60    0.75     7.50     7.66
2001                        11.29   15.02       154,163      2,315,115     1.39     0.60    0.75     0.52     7.45

REIT Index
2002                        13.32   13.37        75,531      1,006,627     2.84     0.60    0.75     2.76     2.91
2001                        12.97   12.99        33,346        432,410     ----     0.60    0.75     2.64     9.51

Mid-Cap
2002                        11.16   11.18        83,149        927,764     0.98     0.60    0.75   (15.28)  (15.15)
2001                        13.17   13.18        31,001        408,255     ----     0.60    0.75    (6.51)   (4.37)

Equity Income
2002                        16.90   20.61       198,287      4,076,267     2.85     0.60    0.75   (14.40)  (14.27)
2001                        19.72   24.07       196,968      4,739,146     ----     0.60    0.75    (5.80)   (4.23)

Growth
2002                         9.12   13.48       395,193      5,311,719     0.45     0.60    0.75   (36.37)  (36.27)
2001                        14.32   21.19       412,246      8,720,234     ----     0.60    0.75   (32.36)  (14.26)


                                     FS-37



6. UNIT VALUES, continued
                                                                                     Expenses
                                                                          Inv.       as a % of
                                Unit                      Net Assets     Income       Average           Total
                             Value ($)        Units          ($)        Ratio %     Net Assets         Return %
                          --------------- ------------- -------------- -------- ---------------- --------------------
                            Min     Max                                             Min     Max      Min      Max
Vanguard, continued:
Balanced
2002                        23.63   23.63       152,033      3,592,347     3.68     0.75    0.75    (7.41)   (7.41)
2001                        25.52   25.52       170,413      4,349,328     ----     0.75    0.75     3.64     3.64

High Yield Bond
2002                         8.17   11.99        78,435        936,864     5.66     0.60    0.75    (0.35)    0.78
2001                        11.90   11.90        64,306        764,951     1.95     0.60    0.75     0.36     2.50

International
2002                        10.17   12.14       366,401      4,447,007     2.42     0.60    0.75   (17.87)  (17.74)
2001                        12.36   14.79       353,192      5,222,573     ----     0.60    0.75   (19.21)    3.35

Diversified
2002                         9.03    9.08        64,636        583,946     1.57     0.60    0.75   (14.87)  (14.74)
2001                        10.61   10.65        14,830        157,408     ----     0.60    0.75   (12.09)    4.31

Small Company Growth
2002                        12.37   17.03       235,095      3,990,790     0.86     0.60    0.75   (24.59)  (24.48)
2001                        16.38   22.58       233,852      5,253,174     ----     0.60    0.75     4.80     5.45


7. CHANGES IN UNITS OUTSTANDING
The changes in units outstanding were as follows:

                                                       2002                    2001
                                               ---------------------   ---------------------
     Calvert:
     Balanced
     Units issued                                         10,652                  26,241
     Units redeemed                                       (7,677)                (82,998)
                                               ---------------------   ---------------------
     Net increase(decrease)                                2,975                 (56,757)
                                               =====================   =====================

     International Equity
     Units issued                                          8,159                     714
     Units redeemed                                       (8,114)                   (553)
                                               ---------------------   ---------------------
     Net increase(decrease)                                   45                     161
                                               =====================   =====================

     Mid Cap
     Units issued                                          7,180                  25,080
     Units redeemed                                       (8,601)                 (7,916)
                                               ---------------------   ---------------------
     Net increase(decrease)                               (1,421)                 17,164
                                               =====================   =====================


                                     FS-38

 7.  CHANGES IN UNITS OUTSTANDING, continued

                                                       2002                    2001
                                               ---------------------   ---------------------
     Calvert, continued:
     Small Cap
     Units issued                                         36,747                  32,868
     Units redeemed                                      (46,307)                (19,113)
                                               ---------------------   ---------------------
     Net increase(decrease)                               (9,560)                 13,755
                                               =====================   =====================

     Ameritas:
     Growth
     Units issued                                          2,270                   2,347
     Units redeemed                                       (2,043)                   (206)
                                               ---------------------   ---------------------
     Net increase(decrease)                                  227                   2,141
                                               =====================   =====================

     MidCap
     Units issued                                          2,498                   1,018
     Units redeemed                                         (349)                 (1,574)
                                               ---------------------   ---------------------
     Net increase(decrease)                                2,149                    (556)
                                               =====================   =====================

     Small Cap
     Units issued                                            164                     221
     Units redeemed                                           (8)                    (74)
                                               ---------------------   ---------------------
     Net increase(decrease)                                  156                     147
                                               =====================   =====================

     Berger:
     Growth
     Units issued                                         51,356                  66,461
     Units redeemed                                      (53,529)                (71,573)
                                               ---------------------   ---------------------
     Net increase(decrease)                               (2,173)                 (5,112)
                                               =====================   =====================

     Small Company Growth
     Units issued                                        197,823                 226,646
     Units redeemed                                     (219,923)               (240,529)
                                               ---------------------   ---------------------
     Net increase(decrease)                              (22,100)                (13,883)
                                               =====================   =====================

     Deutsche:
     EAFE Equity
     Units issued                                        114,333                  82,970
     Units redeemed                                      (95,520)                (17,825)
                                               ---------------------   ---------------------
     Net increase(decrease)                               18,813                  65,145
                                               =====================   =====================

     Equity 500
     Units issued                                         22,626                 196,264
     Units redeemed                                      (17,713)                (17,832)
                                               ---------------------   ---------------------
     Net increase(decrease)                                4,913                 178,432
                                               =====================   =====================


                                     FS-39

 7.  CHANGES IN UNITS OUTSTANDING, continued

                                                       2002                    2001
                                               ---------------------   ---------------------
     Deutsche, continued:
     Small Cap
     Units issued                                         62,786                  43,793
     Units redeemed                                      (45,872)                 (9,239)
                                               ---------------------   ---------------------
     Net increase(decrease)                               16,914                  34,554
                                               =====================   =====================

     Fidelity:
     Contrafund SC
     Units issued                                          1,913                   1,115
     Units redeemed                                         (893)                   (172)
                                               ---------------------   ---------------------
     Net increase(decrease)                                1,020                     943
                                               =====================   =====================

     High Income SC
     Units issued                                         11,105                  24,722
     Units redeemed                                      (10,852)                (27,249)
                                               ---------------------   ---------------------
     Net increase(decrease)                                  253                  (2,527)
                                               =====================   =====================

     Inv. Grade Bond IC
     Units issued                                         12,225                  20,461
     Units redeemed                                       (2,737)                (12,773)
                                               ---------------------   ---------------------
     Net increase(decrease)                                9,488                   7,688
                                               =====================   =====================

     Mid Cap SC
     Units issued                                         63,989                  22,208
     Units redeemed                                      (39,362)                 (5,130)
                                               ---------------------   ---------------------
     Net increase(decrease)                               24,627                  17,078
                                               =====================   =====================

     Invesco:
     Financial
     Units issued                                         31,656                  12,901
     Units redeemed                                      (32,857)                 (7,455)
                                               ---------------------   ---------------------
     Net increase(decrease)                               (1,201)                  5,446
                                               =====================   =====================

     Health
     Units issued                                         51,925                  43,741
     Units redeemed                                      (41,522)                (36,588)
                                               ---------------------   ---------------------
     Net increase(decrease)                               10,403                   7,153
                                               =====================   =====================

     Technology
     Units issued                                        332,439                 254,833
     Units redeemed                                     (328,145)               (234,455)
                                               ---------------------   ---------------------
     Net increase(decrease)                                4,294                  20,378
                                               =====================   =====================


                                     FS-40



 7.  CHANGES IN UNITS OUTSTANDING, continued

                                                       2002                    2001
                                               ---------------------   ---------------------
     Invesco, continued:
     Telecomm
     Units issued                                         76,067                  59,779
     Units redeemed                                     (122,796)                   (491)
                                               ---------------------   ---------------------
     Net increase(decrease)                              (46,729)                 59,288
                                               =====================   =====================

     Neuberger Berman:
     Balanced
     Units issued                                         21,302                  47,926
     Units redeemed                                      (41,127)                (33,021)
                                               ---------------------   ---------------------
     Net increase(decrease)                              (19,825)                 14,905
                                               =====================   =====================

     Growth
     Units issued                                         27,761                  24,741
     Units redeemed                                      (33,421)                (24,352)
                                               ---------------------   ---------------------
     Net increase(decrease)                               (5,660)                    389
                                               =====================   =====================

     Guardian
     Units issued                                          8,462                   7,837
     Units redeemed                                       (9,861)                 (8,001)
                                               ---------------------   ---------------------
     Net increase(decrease)                               (1,399)                   (164)
                                               =====================   =====================

     Limited Maturity Bond
     Units issued                                         37,667                  28,896
     Units redeemed                                      (30,781)                (25,379)
                                               ---------------------   ---------------------
     Net increase(decrease)                                6,886                   3,517
                                               =====================   =====================

     Liquid Assets
     Units issued                                           ----               3,638,389
     Units redeemed                                      (84,164)             (3,771,540)
                                               ---------------------   ---------------------
     Net increase(decrease)                              (84,164)               (133,151)
                                               =====================   =====================

     Mid-Cap
     Units issued                                          1,744                   2,923
     Units redeemed                                       (3,887)                 (3,119)
                                               ---------------------   ---------------------
     Net increase(decrease)                               (2,143)                   (196)
                                               =====================   =====================

     Partners
     Units issued                                         41,491                  71,986
     Units redeemed                                      (65,473)                (88,201)
                                               ---------------------   ---------------------
     Net increase(decrease)                              (23,982)                (16,215)
                                               =====================   =====================

     Rydex:
     Nova
     Units issued                                        202,545                  70,362
     Units redeemed                                     (196,836)                (98,492)
                                               ---------------------   ---------------------
     Net increase(decrease)                                5,709                 (28,130)
                                               =====================   =====================


                                     FS-41



 7.  CHANGES IN UNITS OUTSTANDING, continued

                                                       2002                    2001
                                               ---------------------   ---------------------
     Rydex, continued:
     OTC
     Units issued                                        377,203                 212,619
     Units redeemed                                     (389,066)               (213,728)
                                               ---------------------   ---------------------
     Net increase(decrease)                              (11,863)                 (1,109)
                                               =====================   =====================

     Precious Metals
     Units issued                                        294,572                  18,515
     Units redeemed                                     (229,085)               (358,702)
                                               ---------------------   ---------------------
     Net increase(decrease)                               65,487                (340,187)
                                               =====================   =====================

     Ursa
     Units issued                                        999,910                 657,853
     Units redeemed                                   (1,199,157)               (316,422)
                                               ---------------------   ---------------------
     Net increase(decrease)                             (199,247)                341,431
                                               =====================   =====================

     US Government Bond
     Units issued                                         84,829                  33,220
     Units redeemed                                      (61,497)                (45,319)
                                               ---------------------   ---------------------
     Net increase(decrease)                               23,332                 (12,099)
                                               =====================   =====================

     Strong Variable:
     Growth
     Units issued                                         30,506                   8,410
     Units redeemed                                      (11,878)                 (4,696)
                                               ---------------------   ---------------------
     Net increase(decrease)                               18,628                   3,714
                                               =====================   =====================

     Strong Opportunity:
     Opportunity
     Units issued                                         17,714                  32,492
     Units redeemed                                      (30,809)                 (4,010)
                                               ---------------------   ---------------------
     Net increase(decrease)                              (13,095)                 28,482
                                               =====================   =====================

     Third Avenue:
     Value
     Units issued                                        147,018                  57,706
     Units redeemed                                     (117,073)                (14,516)
                                               ---------------------   ---------------------
     Net increase(decrease)                               29,945                  43,190
                                               =====================   =====================

     Vanguard:
     Money Market
     Units issued                                     41,751,943              32,680,021
     Units redeemed                                  (43,297,380)            (31,028,238)
                                               ---------------------   ---------------------
     Net increase(decrease)                           (1,545,437)              1,651,783
                                               =====================   =====================


                                     FS-42



 7.  CHANGES IN UNITS OUTSTANDING, continued

                                                       2002                    2001
                                               ---------------------   ---------------------
     Vanguard, continued:
     Equity Index
     Units issued                                        278,515                 260,883
     Units redeemed                                     (259,180)               (196,966)
                                               ---------------------   ---------------------
     Net increase(decrease)                               19,335                  63,917
                                               =====================   =====================

     Total Bond
     Units issued                                        167,376                 148,112
     Units redeemed                                     (118,455)               (125,319)
                                               ---------------------   ---------------------
     Net increase(decrease)                               48,921                  22,793
                                               =====================   =====================

     REIT Index
     Units issued                                        111,961                  94,902
     Units redeemed                                      (69,776)                (61,556)
                                               ---------------------   ---------------------
     Net increase(decrease)                               42,185                  33,346
                                               =====================   =====================

     Mid-Cap
     Units issued                                        185,692                  55,376
     Units redeemed                                     (133,544)                (24,375)
                                               ---------------------   ---------------------
     Net increase(decrease)                               52,148                  31,001
                                               =====================   =====================

     Equity Income
     Units issued                                         97,718                 124,807
     Units redeemed                                      (96,399)               (104,150)
                                               ---------------------   ---------------------
     Net increase(decrease)                                1,319                  20,657
                                               =====================   =====================

     Growth
     Units issued                                        278,300                 251,286
     Units redeemed                                     (295,353)               (236,727)
                                               ---------------------   ---------------------
     Net increase(decrease)                              (17,053)                 14,559
                                               =====================   =====================

     Balanced
     Units issued                                         54,554                  98,850
     Units redeemed                                      (72,934)                (66,057)
                                               ---------------------   ---------------------
     Net increase(decrease)                              (18,380)                 32,793
                                               =====================   =====================

     High Yield Bond
     Units issued                                        171,052                 143,747
     Units redeemed                                     (156,923)               (133,709)
                                               ---------------------   ---------------------
     Net increase(decrease)                               14,129                  10,038
                                               =====================   =====================

     International
     Units issued                                        619,439                 381,904
     Units redeemed                                     (606,230)               (337,487)
                                               ---------------------   ---------------------
     Net increase(decrease)                               13,209                  44,417
                                               =====================   =====================


                                     FS-43


 7.  CHANGES IN UNITS OUTSTANDING, continued

                                                       2002                    2001
                                               ---------------------   ---------------------
     Vanguard, continued:
     Diversified
     Units issued                                        128,011                  24,266
     Units redeemed                                      (78,205)                 (9,436)
                                               ---------------------   ---------------------
     Net increase(decrease)                               49,806                  14,830
                                               =====================   =====================

     Small Company Growth
     Units issued                                        193,618                 158,327
     Units redeemed                                     (192,375)               (140,541)
                                               ---------------------   ---------------------
     Net increase(decrease)                                1,243                  17,786
                                               =====================   =====================

INDEPENDENT AUDITORS' REPORT

To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the accompanying consolidated balance sheets of Ameritas Life Insurance Corp. (a wholly owned subsidiary of Ameritas Holding Company) and subsidiaries as of December 31, 2002 and 2001, and the related consolidated statements of operations, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Ameritas Life Insurance Corp. and subsidiaries as of December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Lincoln, Nebraska
February 14, 2003

                 AMERITAS LIFE INSURANCE CORP. AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                        (in thousands, except share data)

                                                                                           December 31
                                                                              --------------------------------------
                                                                                     2002               2001
                                                                              ------------------- ------------------
                                    ASSETS
 Investments:
    Fixed maturity securities held to maturity (fair value
        $476,094 - 2002, $555,247 - 2001)                                       $     440,340      $      530,520
    Fixed maturity securities available for sale (amortized cost
        ($957,980 - 2002, $739,011 - 2001)                                          1,009,407             751,458
    Redeemable preferred stock - affiliate                                             25,000              25,000
    Equity securities (cost $98,499 - 2002, $93,214 - 2001)                            90,456             111,990
    Mortgage loans on real estate                                                     306,674             303,024
    Loans on insurance policies                                                        97,770              94,034
    Real estate, less accumulated depreciation
       ($15,633 - 2002, $16,224 - 2001)                                                23,352              25,546
    Other investments                                                                  85,925              81,237
                                                                             ------------------- ------------------
                             Total Investments                                      2,078,924           1,922,809
                                                                             ------------------- ------------------


Cash and cash equivalents                                                             174,409             116,096
Accrued investment income                                                              26,132              26,022
Deferred policy acquisition costs                                                     229,261             222,533
Property and equipment, less accumulated depreciation
    ($42,627 - 2002, $38,108 - 2001)                                                   32,753              23,464
Reinsurance receivable - affiliate                                                        751               1,369
Current income taxes                                                                    4,709               2,081
Other assets                                                                           59,523              41,210
Separate accounts                                                                   1,979,823           2,417,355
                                                                             ------------------- ------------------
                             Total Assets                                      $    4,586,285      $    4,772,939
                                                                             =================== ==================











The accompanying notes to the consolidated financial statements are an integral part of these statements.


                                      FP-2



                 AMERITAS LIFE INSURANCE CORP. AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                        (in thousands, except share data)
                                                                                          December 31
                                                                             ---------------------------------------
                                                                                    2002                2001
                                                                             ------------------- -------------------
                    LIABILITIES AND STOCKHOLDER'S EQUITY

Policy and contract reserves                                                   $      354,732      $      352,907
Policy and contract claims                                                             41,169              38,494
Accumulated contract values                                                         1,284,873           1,127,873
Unearned policy charges                                                                11,005               9,373
Unearned reinsurance ceded allowance                                                    3,401               1,614
Deferred income taxes                                                                  32,991              32,934
Note payable - affiliate                                                                4,759               3,900
Dividends payable to policyowners                                                      10,374              10,367
Other liabilities                                                                      87,861              55,267
Separate accounts                                                                   1,979,823           2,417,355
                                                                             ------------------- -------------------
                             Total Liabilities                                      3,810,988           4,050,084
                                                                             ------------------- -------------------

COMMITMENTS AND CONTINGENCIES

Minority interest in subsidiary                                                        67,207              43,834

Common stock, par value $0.10 per share, 25,000,000 shares
  authorized, issued and outstanding                                                    2,500               2,500
Additional paid-in capital                                                              3,031               5,000
Retained earnings                                                                     690,202             651,596
Accumulated other comprehensive income                                                 12,357              19,925
                                                                             ------------------- -------------------
                             Total Stockholder's Equity                               708,090             679,021
                                                                             ------------------- -------------------
                                   Total Liabilities and
                                            Stockholder's Equity               $    4,586,285      $    4,772,939
                                                                             =================== ===================











The accompanying notes to the consolidated financial statements are an integral part of these statements.

                 AMERITAS LIFE INSURANCE CORP. AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF OPERATIONS
                                 (in thousands)

                                                                              Years Ended December 31
                                                               -----------------------------------------------------
                                                                     2002              2001              2000
                                                               ----------------- ----------------- -----------------
INCOME:
Insurance revenues:
  Premiums
    Life insurance                                               $      27,541     $      28,350     $      29,309
    Accident and health insurance                                      329,735           306,368           282,056
  Contract charges                                                      98,290            91,547            89,268
  Reinsurance, net                                                      56,141            36,706            (1,443)
  Reinsurance, ceded allowance                                           5,726             5,367             5,166
Investment revenues:
  Investment income, net                                               131,606           132,837           148,608
  Realized gains(losses), net                                           (4,313)           14,252            14,662
Broker/dealer revenues                                                  40,278            28,794            25,110
Other                                                                   23,469            17,809            17,327
                                                               ----------------- ----------------- -----------------
                                                                       708,473           662,030           610,063
                                                               ----------------- ----------------- -----------------
BENEFITS AND EXPENSES:
Policy benefits:
  Death benefits                                                        25,372            21,415            24,248
  Surrender benefits                                                     6,527             7,310             8,326
  Accident and health benefits                                         282,024           241,733           197,941
  Interest credited                                                     66,057            62,416            58,354
  Change in policy and contract reserves                                 1,094               263            (7,356)
  Other                                                                 12,611            12,834            13,563
Dividends appropriated for policyowners                                 10,446            10,480            10,436
Sales and operating expenses                                           209,218           178,826           149,155
Amortization of deferred policy acquisition costs                       39,515            29,019            35,201
                                                               ----------------- ----------------- -----------------
                                                                       652,864           564,296           489,868
                                                               ----------------- ----------------- -----------------
Income before income taxes and minority interest
  in (earnings)loss of subsidiary                                       55,609            97,734           120,195

Income taxes - current                                                  16,906            35,207            38,283
Income taxes - deferred                                                    152            (2,509)            1,349
                                                               ----------------- ----------------- -----------------
    Total income taxes                                                  17,058            32,698            39,632
                                                               ----------------- ----------------- -----------------

Income before minority interest in (earnings)loss
  of subsidiary                                                         38,551            65,036            80,563

Minority interest in (earnings)loss of subsidiary                           55            (3,021)           (3,172)
                                                               ----------------- ----------------- -----------------

Net income                                                       $      38,606     $      62,015     $      77,391
                                                               ================= ================= =================


The accompanying notes to the consolidated financial statements are an integral part of these statements.


                                      FP-4



                                  AMERITAS LIFE INSURANCE CORP. AND SUBSIDIARIES
                                  CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
                                                  (in thousands)

                                                                             Years Ended December 31
                                                                ----------------------------------------------------
                                                                       2002             2001              2000
                                                                ---------------- ----------------- -----------------

 Net Income                                                       $      38,606    $      62,015     $      77,391
 Other comprehensive income (loss), net of tax:
   Unrealized gains (losses) on securities:
     Unrealized holding gains (losses) arising during
     the period (net of deferred tax expense (benefit)
     of ($2,186) - 2002, ($6,099) - 2001, and $326 - 2000)               (4,507)         (11,673)              102
   Reclassification adjustment for (gains)losses
     included in net income (net of deferred tax
     (expense)benefit of $763 - 2002,
     ($5,268) - 2001, and ($5,418) - 2000)                                1,417           (9,785)          (10,064)
   Allocation to Closed Block policyholder
     dividend obligation (PDO) (net of deferred
     tax expense of $2,193 - 2002)                                       (4,073)               -                 -
   Change in accounting principle - unrealized
     holding gain (net of deferred tax expense of $1,627)                     -           (3,021)                -
   Minority interest                                                       (405)            (220)             (259)
                                                                ---------------- ----------------- -----------------
   Other comprehensive loss                                              (7,568)         (24,699)          (10,221)
                                                                ---------------- ----------------- -----------------

 Comprehensive income                                             $      31,038    $      37,316     $      67,170
                                                                ================ ================= =================














The accompanying notes to the consolidated financial statements are an integral part of these statements.

                 AMERITAS LIFE INSURANCE CORP. AND SUBSIDIARIES
                 CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
                                 (in thousands)

                                                                                               Accumulated
                                               Common Stock         Additional                   Other          Total
                                         ----------------------      Paid-In      Retained   Comprehensive  Stockholder's
                                            Shares        Amount     Capital      Earnings       Income        Equity
                                         ------------- ----------- -----------  ------------ ------------- --------------
BALANCE, January 1, 2000                       25,000   $   2,500   $   5,000    $  512,190   $    54,845    $   574,535

Net unrealized investment losses, net               -           -           -             -        (9,962)        (9,962)
Minority interest in net unrealized
 investment activity, net                           -           -           -             -          (259)          (259)
Net income                                          -           -           -        77,391             -         77,391

                                         ------------- ----------- -----------  ------------ ------------- --------------
BALANCE, December 31, 2000                     25,000       2,500       5,000       589,581        44,624        641,705
                                         ------------- ----------- -----------  ------------ ------------- --------------

Net unrealized investment losses, net               -           -           -             -       (24,479)       (24,479)
Minority interest in net unrealized
 investment activity, net                           -           -           -             -          (220)          (220)
Net income                                          -           -           -        62,015             -         62,015

                                         ------------- ----------- -----------  ------------ ------------- --------------
BALANCE, December 31, 2001                     25,000       2,500       5,000       651,596        19,925        679,021
                                         ------------- ----------- -----------  ------------ ------------- --------------

Net unrealized investment losses, net               -           -           -             -        (3,090)        (3,090)
Allocation to Closed Block PDO                      -           -           -             -        (4,073)        (4,073)
Minority interest in net unrealized
  investment activity, net                          -           -           -             -          (405)          (405)
Common control transactions (Note 5)                -           -      (1,969)            -             -         (1,969)
Net income                                          -           -           -        38,606             -         38,606

                                         ------------- ----------- -----------  ------------ ------------- --------------
BALANCE, December 31, 2002                     25,000   $   2,500   $   3,031    $  690,202    $   12,357   $    708,090
                                         ============= =========== ===========  ============ ============= ==============



The accompanying notes to the consolidated financial statements are an integral part of these statements.

                 AMERITAS LIFE INSURANCE CORP. AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                                 (in thousands)

                                                                              Years Ended December 31
                                                                ----------------------------------------------------
                                                                     2002              2001              2000
                                                               ----------------- ----------------- -----------------
OPERATING ACTIVITIES:
Net Income                                                       $      38,606     $      62,015     $      77,391
Adjustments to reconcile net income to net cash
  from operating activities:
    Depreciation and amortization                                        9,251             5,315             6,120
    Amortization of deferred policy acquisition costs                   39,515            29,019            35,201
    Policy acquisition costs deferred                                  (31,925)          (33,377)          (42,262)
    Interest credited to contract values                                66,057            62,416            58,354
    Amortization of discounts or premiums                               (1,256)           (1,753)             (772)
    Net realized (gains)losses on investment transactions                4,313           (14,252)          (14,662)
    Deferred income taxes                                                  152            (2,509)            1,349
    Minority interest in earnings(loss) of subsidiary                      (55)            3,021             3,172
    Change in assets and liabilities:
      Accrued investment income                                             87               281            (1,719)
      Reinsurance receivable - affiliate                                   618             9,426            25,126
      Current income taxes                                              (2,628)            1,321           (11,071)
      Other assets                                                     (14,902)          (12,241)           (1,719)
      Policy and contract reserves                                       1,265               326            (7,516)
      Policy and contract claims                                         2,675             3,021             3,574
      Unearned policy charges                                             (159)           (1,216)             (754)
      Unearned reinsurance ceded allowance                                (371)             (106)              (48)
      Dividends payable to policyowners                                      7               (71)              (79)
      Other liabilities                                                 24,136           (14,045)           19,923
                                                               ----------------- ----------------- -----------------
Net cash from operating activities                                     135,386            96,591           149,608
                                                               ----------------- ----------------- -----------------

INVESTING ACTIVITIES:
Purchase of investments:
   Fixed maturity securities held to maturity                           (8,901)           (4,979)          (32,416)
   Fixed maturity securities available for sale                       (357,503)         (209,528)         (125,441)
   Equity securities                                                   (45,991)          (61,895)          (48,761)
   Mortgage loans on real estate                                       (39,298)          (57,425)          (52,467)
   Real estate                                                          (1,270)             (985)           (2,814)
   Other investments                                                   (25,671)          (35,351)          (14,223)
Proceeds from sale of investments:
   Fixed maturity securities available for sale                         68,783            18,780             5,583
   Equity securities                                                    42,558            69,150            56,050
   Real estate                                                           3,725               722               151
   Other investments                                                     4,060             1,229               789


The accompanying notes to the consolidated financial statements are an integral part of these statements.

                                      FP-7



                 AMERITAS LIFE INSURANCE CORP. AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                                 (in thousands)

                                                                              Years Ended December 31
                                                               ------------------------------------------------------
                                                                     2002               2001              2000
                                                               ------------------ ----------------- -----------------
  INVESTING ACTIVITIES (continued):
  Proceeds from maturities or repayment of investments:
      Fixed maturity securities held to maturity                 $      98,823      $      74,820     $      62,933
      Fixed maturity securities available for sale                      70,372             55,841            42,654
      Mortgage loans on real estate                                     35,786             57,302            37,925
      Real estate                                                          179                  -                 -
      Other investments                                                 12,336              5,999             6,842
  Purchase of property and equipment                                   (15,802)            (5,031)           (4,220)
  Proceeds from sale of property and equipment                             143                 78               220
  Net change in loans on insurance policies                                118             (6,022)           (7,138)
  Proceeds from common control transactions (Note 5)                     3,560                  -                 -
                                                               ------------------ ----------------- -----------------
  Net cash from investing activities                                  (153,993)           (97,295)          (74,333)
                                                               ------------------ ----------------- -----------------

  FINANCING ACTIVITIES:
  Contribution by minority interest in subsidiary                        7,139              7,171                 -
  Note payable - affiliate                                                 859             (1,200)            5,100
  Net change in accumulated contract values                             68,922             41,851           (64,927)
                                                               ------------------ ----------------- -----------------
  Net cash from financing activities                                    76,920             47,822           (59,827)
                                                               ------------------ ----------------- -----------------

  INCREASE IN CASH AND CASH EQUIVALENTS                                 58,313             47,118            15,448

  CASH AND CASH EQUIVALENTS AT
    BEGINNING OF PERIOD                                                116,096             68,978            53,530
                                                               ------------------ ----------------- -----------------

  CASH AND CASH EQUIVALENTS AT
    END OF PERIOD                                                $     174,409      $     116,096     $      68,978
                                                               ================== ================= =================


  Supplemental cash flow information:
      Cash paid for income taxes                                 $      19,050      $      34,130     $      49,168

  Non-cash activities:
      Common control transactions (Note 5):
        Change in ownership in AMAL Corporation                  $      (1,969)     $           -     $           -
        Transfer of assets and liabilities from reinsurance
          transaction                                                    9,832                  -                 -
        Acquisition of The Advisors Group, Inc.                           (305)                 -                 -
      Transfer of securities from held to maturity to
        available for sale upon adoption of SFAS No. 133                     -            102,008                 -


The accompanying notes to the consolidated financial statements are an integral part of these statements.

                 AMERITAS LIFE INSURANCE CORP. AND SUBSIDIARIES
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
                                 (in thousands)

1.  BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND NATURE OF OPERATIONS
Ameritas Life Insurance Corp. (Ameritas) is a wholly owned subsidiary of Ameritas Holding Company (AHC) which is a wholly owned subsidiary of Ameritas Acacia Mutual Holding Company (AAMHC).

AAMHC is a mutual insurance holding company. Owners of designated policies issued by Ameritas have membership interest in AAMHC, while contractual rights remain with Ameritas.

Ameritas' insurance operations consist of life and health insurance and annuity and pension contracts. Ameritas and its subsidiaries operate in all 50 states and the District of Columbia. Wholly owned insurance subsidiaries include First Ameritas Life Insurance Corp. of New York (FALIC) and Pathmark Assurance Company. Ameritas is also a 52.41% (61% in 2001 and 66% in 2000) owner of AMAL Corporation (AMAL), which owns 100% of Ameritas Variable Life Insurance Company (AVLIC) and the enterprise's broker/dealers, Ameritas Investment Corp. and beginning June 1, 2002, The Advisors Group, Inc. In addition to the subsidiaries noted above, Ameritas conducts other diversified financial service related operations through the following wholly owned subsidiaries: Veritas Corp., a marketing organization for low-load insurance products; Ameritas Investment Advisors, Inc., an advisor providing investment management services; and Ameritas Managed Dental Plan, Inc., a prepaid dental organization.

BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The consolidated financial statements include the accounts of Ameritas and its majority owned subsidiaries (the Company). These consolidated financial statements exclude the effects of all material intercompany transactions.

USE OF ESTIMATES
The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates susceptible to significant change include deferred policy acquisition costs, reserves and income taxes.

RISKS AND UNCERTAINTIES
The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes.

Interest rate risk is the potential for interest rates to change, which can cause fluctuations in the value of investments, the liabilities for future policy benefits and the carrying amount of deferred policy acquisition costs. Market risk is the potential for market values to change, which can cause fluctuations in certain future policy benefits and contract charges. Credit risk is the risk that issuers of investments owned by the Company may default or that other parties may not be able to pay amounts due to the Company. The Company is also subject to various state and Federal regulatory authorities. The potential exists for changes in regulatory initiatives which can result in additional, unanticipated impacts to the Company.

RECLASSIFICATIONS
Certain items on the prior year financial statements have been reclassified to conform to current year presentation.

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, (continued)

INVESTMENTS
The Company classifies its securities into categories based upon the Company's intent relative to the eventual disposition of the securities. The first category, fixed maturity securities held to maturity, includes fixed maturity securities which the Company has the positive intent and ability to hold to maturity. These securities are carried at amortized cost. The second category, fixed maturity securities available for sale, may be sold to address the liquidity and other needs of the Company. Securities classified as available for sale are carried at fair value on the balance sheet with unrealized gains and losses excluded from operations and reported as a component of accumulated other comprehensive income, net of related deferred policy acquisition costs and income tax effects. The third category, trading securities, is for debt and equity securities acquired for the purpose of selling them in the near term. The Company has not classified any of its securities as trading securities.

For mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in net investment income.

Equity securities (common stock and nonredeemable preferred stock) are valued at fair value, and are classified as available for sale.

Mortgage loans on real estate are carried at amortized cost less an allowance for estimated uncollectible amounts except impaired loans which are measured at the present value of expected future cash flows, or alternatively, the observable market price or the fair value of the collateral. Total impaired loans as of December 31, 2002, 2001 and 2000, and the associated interest income were not material.

Loans on insurance policies are recorded at the unpaid principal balance.

Investment real estate owned directly by the Company is carried at cost less accumulated depreciation. Real estate acquired through foreclosure is carried at the lower of cost or fair value minus estimated costs to sell.

Other investments primarily include investments in venture capital partnerships accounted for using the cost or equity method, depending upon percentage ownership, investments in real estate limited partnerships accounted for on the equity method and securities owned by one of the broker dealer subsidiaries valued at fair value. Changes in the fair value of the securities owned by the broker dealer are included in investment income.

Realized investment gains and losses on sales of securities are determined on the specific identification method.

The Company records write-downs or allowances for its investments based upon an evaluation of specific problem investments. The Company reviews, on a continual basis, all invested assets to identify investments where the Company may have credit concerns. Investments with credit concerns include those the Company has identified as experiencing a deterioration in financial condition.

CASH EQUIVALENTS
The Company considers all highly liquid debt securities purchased with a remaining maturity of less than three months to be cash equivalents.

As of December 31, 2002 and 2001, the Company had investments classified as cash equivalents of $20,052 and $6,205, respectively, in various mutual funds to which an affiliate of the Company is the advisor. These investments are recorded at fair value based on net asset values.

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, (continued)

PROPERTY AND EQUIPMENT
Property and equipment are carried at cost less accumulated depreciation. The Company provides for depreciation of property and equipment using straight-line and accelerated methods over the estimated useful lives of the assets.

SEPARATE ACCOUNTS
The Company operates separate accounts on which the earnings or losses accrue exclusively to contract holders. The assets (principally investments) and liabilities of each account are segregated from other assets and liabilities of the Company. The separate accounts are an investment option for pension, variable life, and variable annuity products which the Company markets. Amounts are reported at fair value.

PREMIUM REVENUE AND BENEFITS TO POLICYOWNERS
RECOGNITION OF PARTICIPATING AND TERM LIFE, ACCIDENT AND HEALTH AND ANNUITY PREMIUM REVENUE AND BENEFITS TO POLICYOWNERS
Participating life insurance products include those products with fixed and guaranteed premiums and benefits on which dividends are paid by the Company. Premiums on participating and term life products and certain annuities with life contingencies (immediate annuities) are recognized as premium revenue when due. Accident and health insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the premium-paying period of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.

RECOGNITION OF UNIVERSAL LIFE-TYPE CONTRACTS REVENUE AND BENEFITS TO
POLICYOWNERS
Universal life-type policies are insurance contracts with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed to the policyowner, premiums paid by the policyowner or interest accrued to policyowners' balances. Amounts received as payments for such contracts are reflected as deposits in accumulated contract values and are not reported as premium revenues.

Revenues for universal life-type policies consist of charges assessed against policy account values for deferred policy loading, mortality risk expense, and the cost of insurance and policy administration. Policy benefits and claims that are charged to expense include interest credited to contracts under the fixed account benefit option and benefit claims incurred in the period in excess of related policy account balances.

RECOGNITION OF INVESTMENT CONTRACT REVENUE AND BENEFITS TO POLICYOWNERS Contracts that do not subject the Company to risks arising from policyowner mortality or morbidity are referred to as investment contracts. Deposit administration plans and certain deferred annuities are considered investment contracts. Amounts received as payments for such contracts are reflected as deposits in accumulated contract values and are not reported as premium revenues.

Revenues for investment products consist of investment income and policy administration charges. Contract benefits that are charged to expense include benefit claims incurred in the period in excess of related contract balances and interest credited to contract balances.

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, (continued)

RECOGNITION OF BROKER/DEALER REVENUES
Revenues generated in the broker dealer subsidiaries consist primarily of commissions from security transactions and underwriting fees. Securities transactions with and for customers are made on a fully disclosed basis with a clearing broker/dealer or investment company, which carries the accounts of such customers. Purchases and sales of securities and related commission revenues and expenses are recorded on a trade date basis. Underwriting income arises from security offerings in which the Company acts as an underwriter or agent. Underwriting fees are recorded at the time the underwriting is completed and the income is reasonably determinable.

DEFERRED POLICY ACQUISITION COSTS
Those costs of acquiring new business, which vary with and are directly related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future premiums. Such costs include commissions, certain costs of policy issuance and underwriting, and certain agency expenses.

Costs deferred related to term life insurance are amortized over the premium-paying period of the related policies, in proportion to the ratio of annual premium revenues to total anticipated premium revenues. Such anticipated premium revenues are estimated using the same assumptions used for computing liabilities for future policy benefits.

Costs deferred related to participating life, universal life-type policies and investment-type contracts are generally amortized over the lives of the policies, in relation to the present value of estimated gross profits from mortality, investment and expense margins. The estimated gross profits are reviewed and adjusted periodically based on actual experience and changes in assumptions.

A roll-forward of the amounts reflected in the consolidated balance sheets as deferred policy acquisition costs is as follows:

                                                                            Years Ended December 31
                                                            --------------------------------------------------------
                                                                  2002               2001               2000
--------------------------------------------------------------------------------------------------------------------
Beginning balance                                             $    222,533       $    222,870       $    218,267
Acacia National reinsurance transaction (Note 5)                    29,785                  -                  -
Acquisition costs deferred                                          31,925             33,377             42,262
Amortization of deferred policy acquisition costs                  (39,515)           (29,019)           (35,201)
Adjustment for unrealized investment gain                          (15,467)            (4,695)            (2,458)
--------------------------------------------------------------------------------------------------------------------
Ending balance                                                $    229,261       $    222,533       $    222,870
--------------------------------------------------------------------------------------------------------------------

To the extent that unrealized gains or losses on available for sale securities would result in an adjustment of deferred policy acquisition costs had those gains or losses actually been realized, the related unamortized deferred policy acquisition costs are recorded as an adjustment of the unrealized investment gains or losses included in accumulated other comprehensive income.

FUTURE POLICY AND CONTRACT BENEFITS
Liabilities for future policy and contract benefits for participating and term life contracts and additional coverages offered under policy riders are calculated using the net level premium method and assumptions as to investment yields, mortality, withdrawals and dividends. The assumptions are based on projections of past experience and include provisions for possible unfavorable deviation. These assumptions are made at the time the contract is issued. These liabilities are shown as policy and contract reserves.

Liabilities for future policy and contract benefits on universal life-type and investment-type contracts are based on the policy account balance, and are shown as accumulated contract values.

DIVIDENDS TO POLICYOWNERS
A portion of the Company's business has been issued on a participating basis. The amount of policyowners' dividends to be paid is determined annually by the Board of Directors.

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, (continued)

INCOME TAXES
All companies included in these consolidated financial statements, with the exception of AMAL and its subsidiaries, file a consolidated life/non-life federal income tax return. An agreement among the members of the consolidated group generally provides for distribution of consolidated income tax results as if filed on a separate income tax return basis. The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the cumulative differences in assets and liabilities determined on a tax return and financial statement basis at the current enacted tax rates.

Federal income tax returns for all companies, with the exception of AMAL and its subsidiaries, have been examined by the Internal Revenue Service (IRS) through 1998. AMAL and its subsidiaries have been examined by the IRS through 1995.

ACCOUNTING PRONOUNCEMENTS
In January 2003, the Financial Accounting Standards Board issued Interpretation No. 46, Consolidation of Variable Interest Entities (FIN 46). FIN 46 requires a variable interest entity to be consolidated by a company if that company is subject to a majority of the risk of loss from the variable interest entity's activities or entitled to receive a majority of the entity's residual returns or both. FIN 46 also requires disclosure about variable interest entities that a company is not required to consolidate but in which it has a significant variable interest. The consolidation requirements of FIN 46 apply immediately to variable interest entities created after January 31, 2003. The consolidation requirements apply to existing entities in the first fiscal year or interim period beginning after June 15, 2003. The Company is in the process of evaluating all of its investments and other interests in entities that may be deemed variable interest entities under the provisions of FIN 46. These include mortgage loans and real estate limited partnerships with assets totaling approximately $60,000. The Company's maximum exposure to loss represents its recorded investment in these loans and real estate limited partnerships totaling approximately $45,000. The Company believes that many of these interests and entities will not be consolidated, and may not ultimately fall under the provisions of FIN 46. The Company cannot make any definitive conclusion until it completes its evaluation.

CLOSED BLOCK AND IMPLEMENTATION OF STATEMENT OF POSITION 00-3
In 2001, the Company adopted the American Institute of Certified Public Accountants Statement of Position 00-3, Accounting by Insurance Enterprises for Demutualizations and Formations of Mutual Insurance Holding Companies and for Certain Long-Duration Participating Contracts (SOP 00-3). As a result, closed block assets, liabilities, revenues and expenses are no longer presented as separate line items in the financial statements, but are displayed together with all other assets, liabilities, revenues and expenses of the Company based on the nature of the particular item. Prior period information has been restated as required by SOP 00-3 to conform with the current presentation. In addition, under the provisions of SOP 00-3, if actual cumulative closed block earnings are greater than expected cumulative earnings, these excess earnings are recorded as a policyholder dividend obligation (PDO) because the excess will be paid as dividends to closed block policyholders unless offset by future results which are less than expected. Additionally, unrealized investment gains and losses related to the closed block enter into the determination of the PDO with an offsetting amount reported gross in other comprehensive income. The effect on retained earnings at January 1, 1999 and on net income for each year restated is not material.

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, (continued)

ACCOUNTING PRONOUNCEMENTS, (continued)
DERIVATIVE INSTRUMENTS AND IMPLEMENTATION OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 133
Effective January 1, 2001, the Company adopted the provisions of Statement of Financial Accounting Standards No. 133 Accounting for Derivative Instruments and Hedging Activities (SFAS No. 133), as amended. The statement requires that all derivatives (including certain derivatives embedded in contracts) be recorded on the balance sheet and measured at fair value. Changes in fair values of those derivatives will be reported in earnings or other comprehensive income depending on the use of the derivative and whether it qualifies for hedge accounting.

As permitted by SFAS No. 133, on January 1, 2001 the Company transferred a portion of its fixed maturity securities (including closed bock securities) from the held to maturity portfolio to the available for sale portfolio as follows:

--------------------------------------------------------------------------------
Available for sale (at fair value)                                $    96,363
Carrying amount (amortized cost)                                      102,008
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Unrealized loss                                                   $    (5,645)
Adjustment to unamortized deferred policy acquisition costs               997
Deferred income tax                                                     1,627
--------------------------------------------------------------------------------
Impact of transfer on other comprehensive income                  $    (3,021)
--------------------------------------------------------------------------------

The Company has determined there is no other material impact on its financial position or results of operations as a result of the adoption and application of SFAS No. 133.

2.  CLOSED BLOCK

Effective October 1, 1998 (the Effective Date) Ameritas formed a closed block (the Closed Block) of policies under an arrangement approved by the Insurance Department of the State of Nebraska, to provide for dividends on policies that were in force on the Effective Date and which were within the classes of individual policies for which Ameritas had a dividend scale in effect at the Effective Date. The Closed Block was designed to give reasonable assurance to owners of affected policies that the assets will be available to support such policies, including maintaining dividend scales in effect at the Effective Date, if the experience underlying such scales continues. The assets, including revenue thereon, will accrue solely to the benefit of the owners of policies included in the block until the block is no longer in effect.

The financial results of the Closed Block, while prepared in accordance with GAAP, reflect the provisions of the approved arrangement and not the actual results of operations and financial position. The arrangement provides for the level of expenses charged to the Closed Block, actual expenses related to the Closed Block operations are charged outside of the Closed Block; therefore, the contribution or loss from the Closed Block does not represent the actual operations of the Closed Block.

Summarized financial information for the Closed Block included in the consolidated financial statements as of December 31, 2002 and 2001 and for the years ended December 31, 2002, 2001 and 2000 is as follows:

                                                                                               December 31
--------------------------------------------------------------------------------------------------------------------
                                                                                         2002               2001
--------------------------------------------------------------------------------------------------------------------
Liabilities:
     Policy and contract reserves                                                  $    255,247       $    255,153
     Policy and contract claims                                                           1,329              1,660
     Accumulated contract values                                                         58,132             58,174
     Dividends payable                                                                   10,374             10,367
     Other liabilities (including PDO of $7,888 and $585)                                11,839              3,321
--------------------------------------------------------------------------------------------------------------------
     Total Closed Block liabilities                                                     336,921            328,675
--------------------------------------------------------------------------------------------------------------------
Assets:
     Fixed maturity securities held to maturity
       (fair value $83,786 - 2002; $104,743 - 2001)                                      76,776            100,245
     Fixed maturity securities available for sale
       (amortized cost $127,625 - 2002; $94,222 - 2001)                                 133,891             95,288
     Mortgage loans on real estate                                                       41,955             46,187
     Loans on insurance policies                                                         37,654             39,797
     Cash and cash equivalents                                                            8,169              8,056
     Accrued investment income                                                            5,184              5,522
     Deferred policy acquisition costs                                                    9,013              9,592
     Other assets                                                                         3,462              3,014
--------------------------------------------------------------------------------------------------------------------
     Total Closed Block assets                                                          316,104            307,701
--------------------------------------------------------------------------------------------------------------------
Excess of reported Closed Block liabilities over Closed Block assets                     20,817             20,974
Increase in unrealized investment gains, net of tax                                       4,073                693
Allocation to policyholder dividend obligation, net of tax                               (4,073)                 -
--------------------------------------------------------------------------------------------------------------------
Maximum future earnings to be recognized from Closed Block assets and
  liabilities                                                                      $     20,817       $     21,667
====================================================================================================================

                                                                                                December 31
--------------------------------------------------------------------------------------------------------------------
                                                                                           2002               2001
--------------------------------------------------------------------------------------------------------------------
Change in policyholder dividend obligation:
     Balance at beginning of period                                                $        585       $        592
     Impact on net income before income taxes                                             1,037                 (7)
     Unrealized investment gains                                                          6,266                  -
--------------------------------------------------------------------------------------------------------------------
     Balance at end of period                                                      $      7,888       $        585
====================================================================================================================

                                                                             Years Ended December 31
--------------------------------------------------------------------------------------------------------------------
                                                                      2002              2001              2000
--------------------------------------------------------------------------------------------------------------------
Revenues:
     Premiums                                                   $     15,219      $     15,752      $     16,302
     Investment income, net                                           20,048            19,459            20,285
--------------------------------------------------------------------------------------------------------------------
     Total Closed Block revenues                                      35,267            35,211            36,587
--------------------------------------------------------------------------------------------------------------------
Benefits and expenses:
     Policy benefits                                                  20,863            18,378            19,513
     Dividends appropriated for policyowners                          10,446            10,480            10,436
     Sales and operating expenses                                      2,395             2,524             2,729
     Amortization of deferred policy acquisition costs                   586               676               889
--------------------------------------------------------------------------------------------------------------------
     Total Closed Block benefits and expenses                         34,290            32,058            33,567
--------------------------------------------------------------------------------------------------------------------
Closed Block revenues, net of closed block benefits
     and expenses, before income taxes                                   977             3,153             3,020
Income taxes                                                             127             1,187             1,058
--------------------------------------------------------------------------------------------------------------------
Closed Block revenues, net of closed block benefits
     and expenses and income taxes                              $        850      $      1,966      $      1,962
====================================================================================================================

3.  INVESTMENTS

Investment income summarized by type of investment was as follows:
                                                                                   Years Ended December 31
                                                                         --------------------------------------------
                                                                                2002           2001           2000
---------------------------------------------------------------------------------------------------------------------
Fixed maturity securities held to maturity                                 $    36,611    $    42,101   $    53,478
Fixed maturity securities available for sale                                    55,729         48,306        34,398
Redeemable preferred stock - affiliate                                           2,000          2,000         1,555
Equity securities                                                                1,387            857         2,263
Mortgage loans on real estate                                                   24,238         24,915        22,356
Loans on insurance policies                                                      5,784          5,842         5,314
Real estate                                                                      7,958          9,105         9,377
Other investments                                                                4,462          7,978        25,825
Cash and cash equivalents                                                        5,316          3,739         4,937
---------------------------------------------------------------------------------------------------------------------
 Gross investment income                                                       143,485        144,843       159,503
Investment expenses                                                             11,879         12,006        10,895
---------------------------------------------------------------------------------------------------------------------
 Investment income, net                                                    $   131,606    $   132,837   $   148,608
---------------------------------------------------------------------------------------------------------------------

Net pretax realized investment gains (losses) were as follows:

                                                                                  Years Ended December 31
                                                                        ---------------------------------------------
                                                                               2002           2001           2000
---------------------------------------------------------------------------------------------------------------------
Net gains (losses) on disposals, including calls and writedowns, of investments
      Fixed maturity securities held to maturity                          $      (951)   $         -   $      (533)
      Fixed maturity securities available for sale                             (4,155)        (5,730)       (2,696)
      Equity securities                                                         1,852         19,163        18,174
      Mortgage loans on real estate                                                 -              -           400
      Real estate                                                               1,870            185             -
      Other investments                                                        (3,626)           649          (590)
---------------------------------------------------------------------------------------------------------------------
                                                                               (5,010)        14,267        14,755
---------------------------------------------------------------------------------------------------------------------
Provisions for losses on investments
      Mortgage loans on real estate                                               138              -           (52)
      Real estate                                                                 500             23           (25)
      Other investments                                                            59            (38)          (16)
---------------------------------------------------------------------------------------------------------------------
Net pretax realized investment gains(losses)                              $    (4,313)   $    14,252   $    14,662
---------------------------------------------------------------------------------------------------------------------

The Company recorded other than temporary impairments on fixed maturity securities of $3,837, $6,932 and $2,394 for the years ended December 31, 2002, 2001 and 2000, respectively.

Proceeds from sales of securities and gross gains and losses realized on those sales were as follows:
                                                                            Year Ended December 31, 2002
                                                                -----------------------------------------------------
                                                                     Proceeds           Gains           Losses
---------------------------------------------------------------------------------------------------------------------
Fixed maturity securities available for sale                     $       68,783      $      4,375   $       6,057
Equity securities                                                        42,558            12,456          10,604
---------------------------------------------------------------------------------------------------------------------
                                                                 $      111,341      $     16,831   $      16,661
---------------------------------------------------------------------------------------------------------------------

                                                                            Year Ended December 31, 2001
                                                                -----------------------------------------------------
                                                                     Proceeds           Gains           Losses
---------------------------------------------------------------------------------------------------------------------
Fixed maturity securities available for sale                     $       18,780      $      1,198   $         180
Equity securities                                                        69,150            35,840          16,677
---------------------------------------------------------------------------------------------------------------------
                                                                 $       87,930      $     37,038   $      16,857
---------------------------------------------------------------------------------------------------------------------

                                                                            Year Ended December 31, 2000
                                                                -----------------------------------------------------
                                                                     Proceeds           Gains           Losses
---------------------------------------------------------------------------------------------------------------------
Fixed maturity securities available for sale                     $        5,583      $          -   $         703
Equity securities                                                        56,050            21,073           2,899
---------------------------------------------------------------------------------------------------------------------
                                                                 $       61,633      $     21,073   $       3,602
---------------------------------------------------------------------------------------------------------------------

The amortized cost and fair value of investments in securities by type of investment were as follows:

                                                                           December 31, 2002
                                                    -----------------------------------------------------------------
                                                                           Gross Unrealized
                                                        Amortized  --------------------------------       Fair
                                                           Cost            Gains           Losses         Value
---------------------------------------------------------------------------------------------------------------------
Fixed maturity securities held to maturity
  U.S. Corporate                                     $    256,752    $     21,556    $      3,973   $    274,335
  Mortgage-backed                                          62,178           5,286               -         67,464
  Asset-backed                                              6,334             296             658          5,972
  U.S. Treasury securities and obligations of
    U.S. government agencies                               35,792           5,873               -         41,665
  Foreign                                                  79,284           7,375               1         86,658
---------------------------------------------------------------------------------------------------------------------
      Total fixed maturity securities held to
      maturity                                            440,340          40,386           4,632        476,094
---------------------------------------------------------------------------------------------------------------------
Redeemable preferred stock - affiliate                     25,000               -               -         25,000
---------------------------------------------------------------------------------------------------------------------
      Total held to maturity securities              $    465,340    $     40,386    $      4,632   $    501,094
---------------------------------------------------------------------------------------------------------------------
Fixed maturity securities available for sale
  U.S. Corporate                                     $    667,783    $     44,090    $      9,553   $    702,320
  Mortgage-backed                                          99,082           4,743             514        103,311
  Asset-backed                                             11,881             674           1,540         11,015
  U.S. Treasury securities and obligations of
    U.S. government agencies                              108,065           7,060               -        115,125
  Foreign                                                  71,169           6,473               6         77,636
---------------------------------------------------------------------------------------------------------------------
      Total fixed maturity securities available
      for sale                                            957,980          63,040          11,613      1,009,407
---------------------------------------------------------------------------------------------------------------------
Equity securities                                          98,499          13,082          21,125         90,456
---------------------------------------------------------------------------------------------------------------------
      Total available for sale securities            $  1,056,479    $     76,122    $     32,738   $  1,099,863
---------------------------------------------------------------------------------------------------------------------
         Total                                       $  1,521,819    $    116,508    $     37,370   $  1,600,957
---------------------------------------------------------------------------------------------------------------------


                                     FP-17


3.  INVESTMENTS, (continued)

At December 31, 2002, the Company had fixed maturity securities with a carrying amount of $14,406 on deposit with various state insurance departments.
                                                                           December 31, 2001
                                                    -----------------------------------------------------------------
                                                                           Gross Unrealized
                                                        Amortized  --------------------------------       Fair
                                                           Cost            Gains           Losses         Value
---------------------------------------------------------------------------------------------------------------------
 Fixed maturity securities held to maturity
   U.S. Corporate                                    $     308,025   $     13,053    $      1,336   $    319,742
   Mortgage-backed                                          80,447          4,037               -         84,484
   Asset-backed                                              6,937            332               -          7,269
   U.S. Treasury securities and obligations of
     U.S. government agencies                               46,127          4,633               -         50,760
   Foreign                                                  88,984          4,215             207         92,992
 --------------------------------------------------------------------------------------------------------------------
 Total fixed maturity securities held to
 maturity                                                  530,520         26,270           1,543        555,247
 --------------------------------------------------------------------------------------------------------------------
 Redeemable preferred stock - affiliate                     25,000              -               -         25,000
 --------------------------------------------------------------------------------------------------------------------
       Total held to maturity securities             $     555,520   $     26,270    $      1,543   $    580,247
 --------------------------------------------------------------------------------------------------------------------
 Fixed maturity securities available for sale
   U.S. Corporate                                    $     583,221   $     16,748    $      9,437   $    590,532
   Mortgage-backed                                          69,731          1,568             142         71,157
   Asset-backed                                             23,285            686             178         23,793
   U.S. Treasury securities and obligations of
     U.S. government agencies                               18,850          2,803               9         21,644
   Foreign                                                  43,924          1,753           1,345         44,332
 --------------------------------------------------------------------------------------------------------------------
       Total fixed maturity securities
       available for sale                                  739,011         23,558          11,111        751,458
 --------------------------------------------------------------------------------------------------------------------
 Equity securities                                          93,214         31,564          12,788        111,990
 --------------------------------------------------------------------------------------------------------------------
       Total available for sale securities           $     832,225   $     55,122    $     23,899   $    863,448
 --------------------------------------------------------------------------------------------------------------------
          Total                                      $   1,387,745   $     81,392    $     25,442   $  1,443,695
 --------------------------------------------------------------------------------------------------------------------

The amortized cost and fair value of fixed maturity securities by contractual maturity at December 31, 2002 are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                        Available for Sale                 Held to Maturity
                                                ---------------------------------------------------------------------
                                                       Amortized          Fair          Amortized           Fair
                                                         Cost             Value            Cost             Value
---------------------------------------------------------------------------------------------------------------------
Due in one year or less                          $       80,159   $       80,930   $       29,502   $       30,153
Due after one year through five years                   256,334          270,254          142,356          150,734
Due after five years through ten years                  407,812          436,728          113,841          124,705
Due after ten years                                     102,712          107,169           86,129           97,066
Mortgage-backed and asset-backed
  securities                                            110,963          114,326           68,512           73,436
---------------------------------------------------------------------------------------------------------------------
    Total                                        $      957,980   $    1,009,407   $      440,340   $      476,094
---------------------------------------------------------------------------------------------------------------------

                                     FP-18

4.  INCOME TAXES

The items that give rise to deferred tax assets and liabilities relate to the following:

                                                                                         December 31
                                                                           -----------------------------------------
                                                                                    2002                 2001
--------------------------------------------------------------------------------------------------------------------
Net unrealized investment gains                                             $       10,967       $        9,602
Equity in subsidiaries                                                              17,164               18,007
Deferred policy acquisition costs                                                   64,557               62,537
Prepaid expenses                                                                     5,345                4,661
Other                                                                                3,881                3,509
--------------------------------------------------------------------------------------------------------------------
Gross deferred tax liability                                                       101,914               98,316
--------------------------------------------------------------------------------------------------------------------
Future policy and contract benefits                                                 46,470               46,791
Deferred future revenues                                                             6,054                4,897
Policyowner dividends                                                                3,631                3,628
Policyholder dividend obligation                                                     2,761                    -
Pension and postretirement benefits                                                  5,928                6,278
Net operating/capital losses and AMT credits                                         2,871                    -
Other                                                                                1,208                3,788
--------------------------------------------------------------------------------------------------------------------
Gross deferred tax asset                                                            68,923               65,382
--------------------------------------------------------------------------------------------------------------------
  Net deferred tax liability                                                $       32,991       $       32,934
--------------------------------------------------------------------------------------------------------------------

The difference between the U.S. federal income tax rate and the consolidated tax provision rate is summarized as follows:

                                                                           Years Ended December 31
                                                              ------------------------------------------------------
                                                                       2002             2001              2000
--------------------------------------------------------------------------------------------------------------------
Federal statutory tax rate                                             35.0    %         35.0   %         35.0    %
Equity in subsidiaries                                                  -                 2.1              1.8
Dividend received deduction                                            (3.9)             (3.6)            (3.4)
Other                                                                  (0.4)              -               (0.4)
--------------------------------------------------------------------------------------------------------------------
  Effective tax rate                                                   30.7    %         33.5   %         33.0    %
--------------------------------------------------------------------------------------------------------------------

AVLIC has approximately $393 of gross capital loss carryforwards available as of December 31, 2002 that may be applied against AVLIC's capital gains reported in the next five years. AVLIC's gross capital loss carryforwards of approximately $255 and $138 will expire in 2004 and 2005, respectively. In 2000, the Company provided for a valuation allowance against the deferred tax asset related to the capital loss carryforwards. In 2001, this valuation allowance was released as the capital loss carryforwards are expected to be realized.

The carryback of AVLIC's 2002 and 2001 tax net operating loss subjected AVLIC to the Alternative Minimum Tax (AMT). As of December 31, 2002, AVLIC's AMT credit approximates $2,288. As of December 31, 2002, AVLIC had a gross net operating loss carryforward of $1,274 that expires in 2017. The Company believes it is more likely than not that the results of its future operations will be sufficient to realize the deferred tax assets.

5.  RELATED PARTY TRANSACTIONS

In addition to Ameritas, AHC is also a 100% owner of Acacia Life Insurance Company (Acacia), an insurance company domiciled in Washington, D.C., which in turn is a 100% owner of Acacia National Life Insurance Company (Acacia National), an insurance company domiciled in Washington, D.C., and Acacia Financial Corporation, which is a holding company of several financial service companies. Principle subsidiaries include: Calvert Group Ltd. (Calvert), a provider of investment advisory, management, and administrative services to The Calvert Group of mutual funds and Acacia Federal Savings Bank (AFSB), a federally chartered savings bank and prior to June 1, 2002, The Advisors Group, Inc., a broker dealer.

The Company provides technical, financial, legal, marketing and investment advisory support to the Acacia companies under administrative service agreements which were effective July 1, 1999. The income from these services for the years ended December 31, 2002, 2001 and 2000 was $6,910, $9,031 and $8,628,
respectively.

On December 20, 1999, Ameritas purchased $25,000 of redeemable preferred stock from Acacia Life Insurance Company. The stock, which pays dividends in an amount per annum equal to 8% and is non-voting, provides for redemption in equal installments beginning in 2005 with final redemption on or by January 1, 2015.

AmerUs Life Insurance Company (AmerUs), a minority owner of AMAL Corporation, through assumption reinsurance, has assumed approximately 99% of AVLIC's equity indexed annuity business as of December 31, 2002 and 2001. A receivable of $311 and $519 as of December 31, 2002 and 2001, respectively, from this affiliate supports the remaining co-insurance obligation. As a condition to assumption reinsurance, certain states have required AVLIC remain contingently liable in the event the assuming reinsurer is unable to fulfill its obligations. As of December 31, 2002 and 2001, AVLIC was contingently liable for $12,375 and $14,210, respectively, of additional reserves. The Company also has other reinsurance arrangements with AmerUs included in reinsurance receivable - affiliate.

AVLIC has a variable insurance trust (VIT). The Company offers the VIT as an investment option to policyowners through their separate accounts. The Company had separate account investments of $559,226 and $828,696 in the VIT as of December 31, 2002 and 2001, respectively. Affiliates of the Company provide investment advisory and administrative services to the VIT on a fee basis.

The Company offers Calvert Variable Series, Inc. (CVS) mutual funds, which are affiliates, to policyowners through the separate accounts. Separate account investments in mutual funds offered through CVS were $97,130 and $70,921 as of December 31, 2002 and 2001, respectively.

During 2000, AMAL Corporation entered into an unsecured loan agreement to borrow up to $20,000 from its parents. The note was amended in 2002 to borrow up to $15,000 and is due August 15, 2003. The note may be renewed until 2005 and carries an interest rate of LIBOR plus 0.625% (2.031% at December 31, 2002 and 2.625% at December 31, 2001). The note payable of $4,759 and $3,900 at December 31, 2002 and 2001, respectively, represents the amount due to AMAL Corporation's minority owners as the portion due to Ameritas has been eliminated in consolidation.

On December 29, 2000, the Company purchased $15,000 of unaffiliated bonds with a maturity date of October 31, 2001, from an affiliate, which are included in fixed maturity securities available for sale. The bonds were purchased at par but had a fair value of $14,400. Another affiliate guaranteed Ameritas up to 4% of par plus the accrued interest should Ameritas receive less than par upon maturity. During 2001, the issuing company declared bankruptcy and the bonds were unpaid at maturity. Ameritas considered the bonds to be impaired and recorded a write-down of $2,400 in 2001. In addition, in 2001 the Company received a promissory note from the affiliate which guaranteed the 4% of par for $600, this note at 3% interest matured and settled on October 31, 2002. The book carrying value of the bonds as of December 31, 2002 and December 31, 2001, is $14,325 and $14,100, respectively.

On April 1, 2002, AMAL Corporation transferred 13.70676 shares of newly issued common stock valued at $18,350 to AVLIC as an additional paid in capital contribution. The AMAL Corporation stock was immediately distributed by AVLIC in the following common control group transactions.

Effective April 1, 2002, AVLIC and Acacia National entered into agreements under which AVLIC accepted, either on a coinsurance (the fixed account business) or on a modified coinsurance basis (the separate account business), the rights, liabilities and obligations of the variable life and annuity products of Acacia National. In addition, AVLIC entered into an assumptive reinsurance agreement to assume these ceded policies upon regulatory or policyowner approval as required. These agreements were entered into with Acacia National in exchange for 9.33467 shares of AMAL Corporation common stock valued at $12,500.

On April 1, 2002, in connection with the coinsurance and modified coinsurance of the variable life and annuity products the following assets and liabilities were transferred from Acacia National to AVLIC and deferred taxes recorded:

Assets:
       Fixed maturity securities, available for sale
         (amortized cost $5,498)                                  $     5,930
       Loans on insurance policies                                      3,854
       Cash and cash equivalents                                        1,702
       Accrued investment income                                          197
       Prepaid reinsurance premium                                      1,642
       Deferred policy acquisition costs                               29,785
                                                                 -------------
                       Total assets                                    43,110
                                                                 -------------

Liabilities:
       Policy and contract reserves                                       560
       Accumulated contract values                                     22,021
       Unearned policy charges                                          1,791
       Unearned reinsurance ceded allowance                             2,158
       Deferred federal income taxes                                    4,765
                                                                 -------------
                       Total liabilities                               31,295
                                                                 -------------

       Accumulated other comprehensive income                             281
                                                                 -------------

                       Net assets transferred                     $    11,534
                                                                 =============


This transaction is considered a transaction between entities under common control and as such assets and liabilities were transferred at carrying value and no gain or loss was realized.

Also, on April 1, 2002, AVLIC transferred 4.37209 shares of AMAL Corporation common stock valued at $5,850 to Acacia in exchange for the right to be the sole underwriter for the future production of all variable life and annuity products sold by the Acacia distribution force. This was also a transaction between entities under common control and the field distribution received had no book carrying value.

In November 2002, under terms of the modified coinsurance agreement entered into between AVLIC and Acacia National, separate account assets and liabilities totaling $106,294 were transferred from Acacia National to AVLIC.

Effective June 1, 2002, Acacia Financial Corporation transferred ownership in The Advisors Group, Inc. to AMAL Corporation in exchange for 3.73135 newly issued shares of the AMAL Corporation common stock valued at $5,000. In connection, the following assets and liabilities were transferred from Acacia Financial Corporation to AMAL Corporation.

Assets:
           Cash and cash equivalents                          $     1,858
           Current income taxes                                       181
           Deferred income taxes                                       66
           Other assets                                             1,769
                                                             -------------
                           Total assets                             3,874
                                                             -------------

Liabilities:
           Other liabilities                                        2,321
                                                             -------------
                           Net assets transferred             $     1,553
                                                             =============

This transaction is considered a transaction between entities under common control and as such assets and liabilities were transferred at carrying value and no gain or loss was realized. The transaction also qualified as a tax free reorganization under the internal revenue code.

Additionally, in connection with the common control transactions, Ameritas' ownership in AMAL Corporation was reduced to 52.41% from 61%, resulting in a net decrease to paid in capital of $1,969.

6.  EMPLOYEE AND AGENT BENEFIT PLANS

DEFINED BENEFIT PLAN
The Company participates in a non-contributory defined benefit plan (the Plan or the Pension Plan) sponsored by AHC. The Plan was formerly sponsored by the Company as a non-contributory defined benefit pension plan (Ameritas Plan) covering substantially all employees of the Company and AMAL. During 2000 the Ameritas Plan was merged with the Acacia Retirement Plan (Acacia Plan), sponsored by Acacia.

Upon the merger of the Ameritas and Acacia Plans, accumulated benefits of the Plan were frozen, and AHC became the Plan sponsor. Accordingly, the Company's prepaid benefit cost was transferred to AHC, and the Company holds a pre-funded pension expense receivable, due from AHC. During 2002, the Company paid $8,700 to AHC which in turn contributed the money to the Plan. The balance of the prefunded pension expense receivable was $8,608 and $1,179 at December 31, 2002 and 2001, respectively.

While their pension plans were merged, the separate benefit formulas of the Ameritas Plan and Acacia Plan still exist within the Plan and are used to determine the amount of Plan expense to allocate from AHC to the participating companies. The Company incurred pension expense of $2,829, $1,484 and $1,430 in 2002, 2001 and 2000 respectively, for its participation in the Plan.

The Plan's assets include investments in a deposit administration contract with Ameritas and investments in two pension separate accounts of Ameritas, Ameritas Retirement Equity Account and Ameritas Separate Account D. The carrying value of the assets of the Plan invested in Ameritas and its separate accounts totaled $78,000 and $81,000 at December 31, 2002 and 2001, respectively. A portion of the separate accounts assets are invested in mutual funds which are advised by an affiliate of Acacia.

DEFINED CONTRIBUTION PLANS
The Company's employees and agents participate in defined contribution plans sponsored by AHC that cover substantially all full-time employees and agents. Company matching contributions under the defined contribution plan range from 0.5% to 3% in 2002, 2001 and 2000. In addition, for employees who are not Pension plan participants, the Company makes a contribution of 6.0% of the participants' compensation. The Company began making this additional 6.0% contribution during 2000. Contributions by the Company to the employee and agents defined contribution plans were $3,677, $3,183 and $1,690 in 2002, 2001 and 2000, respectively.

The defined contribution plans' assets also include investments in a deposit administration contract with Ameritas and investments in two pension separate accounts of Ameritas, the Ameritas Retirement Equity Account and Ameritas Separate Account D. The carrying value of the assets of the Plan invested in Ameritas and its separate accounts were approximately $125,000 and $127,000 at December 31, 2002 and 2001, respectively. A portion of the separate account assets are invested in mutual funds which are advised by an affiliate of Acacia.

POST-RETIREMENT BENEFIT PLANS
The Company provides certain health care benefits to retired employees. For associates eligible to retire at January 1, 2000, these benefits are a specified percentage of premium until age 65 and a flat dollar amount thereafter. For associates eligible for retirement after January 1, 2000, benefits will be provided until the associate becomes eligible for Medicare. Employees become eligible for these benefits upon the attainment of age 55, 15 years of service and participation in the Company's medical plan for the immediately preceding five years.

The following tables provide a reconciliation of the changes in the post-retirement benefit obligations and fair value of assets for the years ended December 31, 2002 and 2001, and a statement of the funded status as of December 31 of both years:

                                                                         2002            2001
 ------------------------------------------------------------------------------------------------
  Reconciliation of benefit obligation
     Benefit obligation at beginning of year                      $      3,682   $      3,194
     Service cost                                                          117             88
     Interest cost                                                         272            258
     Actuarial loss                                                        491            522
     Benefits paid                                                        (399)          (380)
 ------------------------------------------------------------------------------------------------
     Benefit obligation at end of year                            $      4,163   $      3,682
 ------------------------------------------------------------------------------------------------

 ------------------------------------------------------------------------------------------------
 Reconciliation of fair value of plan assets
     Fair value of plan assets at beginning of year               $      1,771   $      1,638
     Actual return on plan assets                                          113            108
     Employer contributions                                                453            235
     Benefits paid                                                        (229)          (210)
 ------------------------------------------------------------------------------------------------
     Fair value of plan assets at end of year                     $      2,108   $      1,771
 ------------------------------------------------------------------------------------------------

 ------------------------------------------------------------------------------------------------
 Funded status
     Funded status at end of year                                 $     (2,055)  $     (1,912)
     Unrecognized net actuarial gain                                      (921)        (1,472)
     Unrecognized prior service cost                                      (703)          (760)
 ------------------------------------------------------------------------------------------------
     Prepaid (accrued) benefit cost                               $     (3,679)  $     (4,144)
 ------------------------------------------------------------------------------------------------

Periodic post-retirement medical expense included the following components:

                                                                Years Ended December 31
                                               --------------------------------------------------
                                                        2002              2001              2000
-------------------------------------------------------------------------------------------------
Service cost                                    $        117      $         88      $         73
Interest cost                                            272               258               234
Expected return on plan assets                          (118)             (110)             (119)
Amortization of prior service cost                       (57)              (57)              (56)
Amortization of net gain                                 (54)             (102)             (111)
-------------------------------------------------------------------------------------------------
Net periodic benefit cost                       $        160      $         77      $         21
-------------------------------------------------------------------------------------------------

The assumptions used in the measurement of the post-retirement benefit obligations are:

                                                         2002             2001
 -------------------------------------------------------------------------------

 Weighted-average assumptions as of December 31
      Discount rate                                     6.75%             7.25%
      Expected return on plan assets                    7.50              7.50
 -------------------------------------------------------------------------------

The assumed health care trend line rate used in measuring the accumulated post-retirement benefit obligation, for pre-65 employees, was 5.5% in 2002 and 2001. Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A 1% change in health care trend rates would have the following effects:

------------------------------------------------------------------------------------------------------------------
                                                                                    1% increase       1% decrease
------------------------------------------------------------------------------------------------------------------
Effect on total of service and interest cost components of net periodic
post-retirement health care benefit cost                                             $        15       $      (14)

Effect on the health care component of the accumulated post-retirement benefit
obligation                                                                           $       119       $     (113)
------------------------------------------------------------------------------------------------------------------

OTHER PLANS
Separate supplemental retirement agreements totaling approximately $7,000 and $8,000 included in other liabilities at December 31, 2002 and 2001, respectively, cover members of the board of directors and certain active and retired employees. These plans are non-contributory and unfunded.

7.  INSURANCE REGULATORY MATTERS

STATUTORY SURPLUS AND NET INCOME
Combined net income of Ameritas and its insurance subsidiaries, as determined in accordance with statutory accounting practices prescribed or permitted by the Insurance Departments of the States of Nebraska and New York, was $31,800, $49,500 and $84,700 for 2002, 2001 and 2000, respectively and combined statutory surplus was $586,700, $585,000 and $487,900 at December 31, 2002, 2001 and 2000,
respectively. Insurance companies are required to maintain a certain level of surplus to be in compliance with state laws and regulations. Surplus is monitored by state regulators to ensure compliance with risk based capital requirements.

Under statutes of the Insurance Departments of the States of Nebraska and New York, the amount of dividends payable to stockholders are limited.

The Company adopted the provisions of the National Association of Insurance Commissioner's Codification of Statutory Accounting Practices for the preparation of statutory financial statements effective January 1, 2001. The adoption of the new accounting principles had the effect of increasing statutory surplus at January 1, 2001 by $36,800, which relates primarily to accounting principles regarding income taxes, prepayment penalty gains captured in the interest maintenance reserve, valuation of venture capital partnerships, electronic data processing equipment, and valuation of subsidiaries.

8.  REINSURANCE

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large risks. During 2001, the Company entered into reinsurance agreements with an unaffiliated insurance company assuming group dental and eyecare business which increased reinsurance revenues $59,525 and $41,682 in 2002 and 2001, respectively.

The effect of reinsurance on premiums earned is as follows:

                                                                             Years Ended December 31
                                                              ---------------------------------------------------
                                                                      2002                2001             2000
-----------------------------------------------------------------------------------------------------------------
Assumed                                                        $      85,057       $     56,618     $     16,214
Ceded                                                                (28,916)           (19,912)         (17,657)
----------------------------------------------------------------------------------------------------------------
    Reinsurance, net                                           $      56,141       $     36,706     $     (1,443)
-----------------------------------------------------------------------------------------------------------------

The Company is not relieved of its primary liability in the event that a reinsurer is unable to meet the obligations ceded under the reinsurance agreement.

9.  RESERVE FOR UNPAID CLAIMS

The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

                                                                          Years Ended December 31
                                                        --------------------------------------------------------
                                                                  2002                2001               2000
----------------------------------------------------------------------------------------------------------------
Balance at January 1                                      $      34,725       $      29,014        $     27,044
Reinsurance reserves (net)                                      (11,420)             (1,638)             (2,208)
----------------------------------------------------------------------------------------------------------------
                                                                 23,305              27,376              24,836
----------------------------------------------------------------------------------------------------------------
Incurred related to:
   Current year                                                 246,688             220,943             201,847
   Prior year                                                    (6,509)            (10,999)             (9,607)
----------------------------------------------------------------------------------------------------------------
    Total incurred                                              240,179             209,944             192,240
----------------------------------------------------------------------------------------------------------------
Paid related to:
   Current year                                                 222,452             197,638             174,471
   Prior year                                                    16,798              16,376              15,229
----------------------------------------------------------------------------------------------------------------
    Total paid                                                  239,250             214,014             189,700
----------------------------------------------------------------------------------------------------------------
                                                                 24,235              23,306              27,376
Reinsurance reserves (net)                                       12,703              11,419               1,638
----------------------------------------------------------------------------------------------------------------
Balance at December 31                                           36,938              34,725              29,014
Life insurance policy and contract claims                         4,231               3,769               6,459
----------------------------------------------------------------------------------------------------------------
    Total policy and contract claims                      $      41,169       $      38,494        $     35,473
----------------------------------------------------------------------------------------------------------------

As a result of favorable settlement of prior years' estimated claims, the provision for claims and claim adjustment expenses decreased by $6,509, $10,999 and $9,607 for the years ended December 31, 2002, 2001, and 2000, respectively.

10.  COMMITMENTS AND CONTINGENCIES

INVESTMENTS
Securities commitments of $43,634 and $39,755, and mortgage loan and real estate commitments of $18,780 and $22,918 were outstanding for investments to be purchased in subsequent years as of December 31, 2002 and 2001, respectively. These commitments have been made in the normal course of business and are not reflected in the accompanying financial statements. The Company's exposure to credit loss is represented by the contractual notional amount of these instruments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

In the normal course of business the Company's brokerage activities involve, principally through its clearing firm, various securities transactions. These activities may expose the Company to off balance sheet risk in the event the customer or clearing firm is unable to fulfill its contractual obligations.

LINE OF CREDIT
The Company has a $15,000 unsecured line of credit available at December 31, 2002. No balance was outstanding at any time during 2002 or 2001.

STATE LIFE AND HEALTH GUARANTY FUNDS
As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health insurance guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. The Company has estimated its costs related to past insolvencies and has provided a reserve included in other liabilities of $857 and $803 as of December 31, 2002 and 2001, respectively.

LITIGATION
From time to time, the Company and its subsidiaries are subject to litigation in the normal course of business. Management does not believe that the Company is party to any such pending litigation which would have a material adverse effect on its financial statements or future operations.

11.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The following disclosures are made regarding fair value information about certain financial instruments for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized on immediate settlement of the instrument. All nonfinancial instruments are excluded from disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The fair value estimates presented herein are based on pertinent information available to management as of December 31, 2002 and 2001. Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements since that date; therefore, current estimates of fair value may differ significantly from the amounts presented herein.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for each class of financial instrument for which it is practicable to estimate a value:

         Fixed maturity securities - For publicly traded securities, fair value is determined using an independent pricing source. For securities without a readily ascertainable fair value, the value has been determined using an interest rate spread matrix based upon quality, weighted average maturity and U.S. Treasury yields.

         Equity securities - Fair value is determined using prices from an independent pricing source.

         Mortgage loans on real estate - Mortgage loans in good standing are valued on the basis of discounted cash flow. The interest rate that is assumed is based upon the weighted average term of the mortgage and appropriate spread over U.S. Treasuries.

         Loans on insurance policies - Fair value for loans on insurance policies is estimated using a discounted cash flow analyses at interest rates currently being offered for similar loans. Loans on insurance policies with similar characteristics are aggregated for purposes of the calculations.

         Other investments - Fair value for venture capital partnerships is estimated based on values as last reported by the partnership and discounted for their lack of marketability. Real estate partnerships are carried on the equity method and are excluded from the fair value disclosure.

         Cash and cash equivalents, redeemable preferred stock - affiliate, and reinsurance receivable - affiliate - The carrying amounts equal fair value.

         Accrued investment income - Fair value equals carrying amount.

         Accumulated contract values - Funds on deposit with a fixed maturity are valued at discounted present value using market interest rates. Funds on deposit which do not have fixed maturities are carried at the amount payable on demand at the reporting date, which approximates fair value.

         Note payable - affiliate - As the note payable - affiliate is a variable rate note that reprices frequently, fair value is based on carrying amount.

         Commitments - The estimated fair value of commitments approximates carrying amount because the fees currently charged for these arrangements and the underlying interest rates approximate market.

Estimated fair values are as follows:

                                                                            December 31
                                                 -------------------------------------------------------------------
                                                               2002                              2001
                                                 --------------------------------- ---------------------------------
                                                       Carrying           Fair            Carrying          Fair
                                                        Amount           Value             Amount          Value
--------------------------------------------------------------------------------------------------------------------
Financial assets:

    Fixed maturity securities
      Held to maturity                            $      440,340  $      476,094    $      530,520  $      555,247
      Available for sale                               1,009,407       1,009,407           751,458         751,458
    Redeemable preferred stock - affiliate                25,000          25,000            25,000          25,000
    Equity securities                                     90,456          90,456           111,990         111,990
    Mortgage loans on real estate                        306,674         337,703           303,024         313,368
    Loans on insurance policies                           97,770          77,876            94,034          84,151
    Other investments                                     43,370          34,235            44,351          40,195
    Cash and cash equivalents                            174,409         174,409           116,096         116,096
    Accrued investment income                             26,132          26,132            26,022          26,022
    Reinsurance receivable - affiliate                       751             751             1,369           1,369
Financial liabilities:
    Accumulated contract values excluding
      amounts held under insurance contracts             729,881         737,869           772,169         775,870
    Note payable - affiliate                               4,759           4,759             3,900           3,900

   PART C

                                OTHER INFORMATION
     Item 27.     Exhibits

     Exhibit
     Number                Description of Exhibit

     (a) Board of Directors Resolution of Ameritas Life Insurance Corp. Authorizing Establishing the Separate Account. 1
     (b)  Custodian Agreements. Not Applicable.
     (c)  Principal Underwriting Agreement. 1
     (d)  Form of Policy. 2
     (e)  Form of Application. 2
     (f) Articles of Incorporation of Ameritas Life Insurance Corp. 1 Bylaws of Ameritas Life Insurance Corp. 2
     (g)  Reinsurance Agreement. Not Applicable.
     (h)  Forms of Participation Agreements:
          (1)  Neuberger Berman Advisers Management Trust. 3
          (2)  BT Insurance Funds Trust. 4
          (3)  Rydex Variable Trust. 5
          (4)  Calvert Variable Series, Inc. Ameritas Portfolios. 6
          (5)  Calvert Variable Series, Inc. (CVS Portfolios) 6
          (6) Variable Insurance Products Fund and Variable Insurance Products Fund II. 6
          (7)  INVESCO Variable Investment Funds, Inc. 7
          (8)  Third Avenue Variable Series Trust. 7
          (9)  Vanguard Variable Insurance Funds. 7
     (i)  Administrative Contracts. Not Applicable.
     (j)  Other Material Contracts: Powers of Attorney. 8, 9
     (k)  Legal Opinion of Donald R. Stading.
     (l)  Actuarial Opinion. Not applicable.
     (m)  Calculation. Not applicable.
     (n)  Other Opinions: Independent Auditors' Consent.
     (o)  No financial statements are omitted from Item 24.
     (p)  Initial Capital Agreements. Not applicable.
     (q)  Transfer and Redemption Procedures Pursuant to Rule
          6e-3(T)(b)(12)(iii). 1

Footnotes:
1 Incorporated by reference to Post-Effective Amendment No. 4 to Ameritas Life Insurance Corp. Separate Account LLVL, File No. 33-86500, filed on April 3, 1998.
2 Incorporated by reference to Post-Effective Amendment No. 5 to Ameritas Life Insurance Corp. Separate Account LLVL, File No. 33-86500, filed on February 26, 1999.
3 Incorporated by reference to the initial Registration Statement to Ameritas Life Insurance Corp. Separate Account LLVA, File No. 333-5529, filed on January 17, 1996.
4 Incorporated by reference to Pre-Effective Amendment No. 1 to Ameritas Life Insurance Corp. Separate Account LLVL, File No. 333-76359, filed on June 11, 1999.
5 Incorporated by reference to Pre-Effective Amendment No. 2 to Ameritas Life Insurance Corp. Separate Account LLVL, File No. 333-76359, filed on July 14, 1999.
6 Incorporated by reference to Post-Effective Amendment No. 1 to Ameritas Life Insurance Corp. Separate Account LLVL, File No. 333-76359, filed on March 1, 2000.
7 Incorporated by reference to Post-Effective Amendment No. 2 to Ameritas Life Insurance Corp. Separate Account LLVL, File No. 333-76359, filed on April 11, 2001.
8 Incorporated by reference to Post-Effective Amendment No. 10 Ameritas Life Insurance Corp. Separate Account LLVL, File No. 33-86500, filed on April 12, 2002.
9 Incorporated by reference to Post-Effective Amendment No. 9 to Ameritas Life Insurance Corp. Separate Account LLVA, File No. 333-05529, filed on April 18, 2003.

Item 28.      Directors and Officers of the Depositor

           Name and Principal               Position and Offices
           Business Address *               with Depositor
           David C. Moore                   Director, Chairman of the Board and Chief Executive Officer
           JoAnn M. Martin                  President and Chief Operating Officer
           James P. Abel                    Director
           Lawrence J. Arth                 Director
           Robert C. Barth                  Senior Vice President, Controller and Chief Accounting Officer
           Jan M. Connolly                  Senior Vice President - Operations, Planning and Quality
           William W. Cook, Jr.             Director
           Raymond M. Gilbertson            Vice President - Corporate Compliance
           William R. Giovanni              Senior Vice President, President and Chief Executive Officer - AIC
           Arnold D. Henkel                 Senior Vice President - Individual Distribution Head
           Paul E. Huebner                  Senior Vice President - E-Business Development
           William W. Lester                Senior Vice President - Investments & Treasurer
           William W. Nelson                Vice President - Ameritas Acacia Shared Services Center
           Tonn M. Ostergard                Director
           Barry C. Ritter                  Senior Vice President - Information Services
           Paul C. Schorr, III              Director
           William C. Smith                 Director
           Donald R. Stading                Senior Vice President, Secretary, and Corporate General Counsel
           Richard W. Vautravers            Senior Vice President & Corporate Actuary

* Principal business address: Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.

Item 29.     Persons Controlled by or Under Common Control with the Depositor or the Registrant

Name of Corporation (state where organized)                            Principal Business

Ameritas Acacia Mutual Holding Company (NE)............................mutual insurance holding company
     Ameritas Holding Company (NE).....................................stock insurance holding company

         Acacia Life Insurance Company (DC)............................life insurance company
              Acacia Financial Corp. (MD)..............................holding company
                   Acacia Federal Savings Bank (DE).....................federally chartered bank
                     Acacia Property & Casualty Insurance
                     Agency, Inc. (VA).................................insurance agency
                     Acacia Service Corp. (VA).........................deposit solicitation
                     Acacia Title Agency, Inc. (VA)....................title company
                  Acacia Realty Corporation (DC).......................real estate joint venture company
                  Calvert Group. Ltd. (DE).............................holding company
                     Calvert Asset Management Company (DE).............asset management services
                     Calvert Shareholder Services, Inc. (DE)...........administrative services
                     Calvert Administrative Services Company (DE)......administrative services
                     Calvert Distributors, Inc. (DE)...................broker-dealer
              Acacia National Life Insurance Company (DC)..............variable life/annuity insurance company
              Acacia Realty Square, LLC (DE)...........................property management company
              Enterprise Resources, LLC (DE)...........................class II insurance sales

         Ameritas Life Insurance Corp. (NE)............................life/health insurance company
              AMAL Corporation (NE)....................................a joint venture holding company between
                                                                       Ameritas Life Insurance Corp. (52.41%),
                                                                       AmerUs Life Insurance Company (33.59%),
                                                                       Acacia Life Insurance Company (3.60%),
                                                                       Acacia National Life Insurance Company
                                                                       (7.43%), and Acacia Financial Corp. (2.97%)
                  Ameritas Investment Corp. (NE).......................securities broker dealer & investment advisor

                  Ameritas Variable Life Insurance Company (NE)........life insurance company
                  The Advisors Group, Inc. (DE)........................securities broker-dealer, investment advisor
                     Advisors Group Insurance Agency of Texas,
                       Inc. (TX).......................................broker-dealer insurance broker
                     Acacia Insurance Agency of Massachusetts,
                       Inc. (MA).......................................broker-dealer insurance broker
                     The Advisors Group Insurance Agency of Ohio,
                       Inc. (OH).......................................broker-dealer insurance broker
                     The Advisors Group Insurance Agency of
                       Alabama, Inc.(AL)...............................broker-dealer insurance broker
              Ameritas Investment Advisors, Inc. (NE)..................investment advisor
              First Ameritas Life Insurance Corp. of New York (NY).....life insurance company
              Lincoln Gateway Shopping Center, Inc. (NE)...............real estate investment and management
              Pathmark Assurance Company (NE)..........................third-party administrator and reinsurer of dental and eye care insurance plans
              Veritas Corp. (NE).......................................insurance marketing agency

Subsidiaries are indicated by indentations. Ownership is 100% by the parent company except as noted.

Item 30.      Indemnification

Ameritas Life Insurance Corp.'s By-laws provide as follows:

The Company shall indemnify any person who was, or is a party, or is threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he is or was a director, officer, or employee of the Company or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses, including attorney's fees, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with such action, suit or proceeding to the full extent authorized by the laws of Nebraska.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.      Principal Underwriter

     a) Ameritas Investment Corp. which serves as the principal underwriter for the variable life insurance contracts issued through Ameritas Life Insurance Corp. Separate Account LLVL, also serves as the principal underwriter for variable annuity contracts issued through Ameritas Life Insurance Corp. Separate Account LLVA, and serves as the principal underwriter for variable life insurance contracts issued through Ameritas Variable Life Insurance Company Separate Account V and First Ameritas Variable Life Separate Account and variable annuity contracts issued through Ameritas Variable Life Insurance Company Separate Account VA-2 and First Ameritas Variable Annuity Separate Account. AIC is the underwriter for the Ameritas Portfolios and also serves as its investment advisor.

     b) The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Corp.

          Name and Principal                     Positions and Offices
          Business Address                       With Underwriter
          ----------------                       ----------------
          Lawrence J. Arth*                      Director and Chairman of the Board
          William R. Giovanni*                   Director, President and Chief Executive Officer
          Salene Hitchcock-Gear**                Director, Executive Vice President and Chief Operating Officer
          Gary R. McPhail***                     Director, Senior Vice President
          David C. Moore *                       Director, Senior Vice President
          Thomas C. Godlasky***                  Director
          Billie B. Beavers****                  Senior Vice President
          James R. Fox****                       Senior Vice President
          Michael P. Heaton****                  Senior Vice President
          William W. Lester*                     Treasurer
          Maria E. Sherffius*                    Assistant Vice President - Compliance Officer
          Donald R. Stading*                     Secretary and General Counsel
          Michael M. VanHorne****                Senior Vice President

* Principal business address: Ameritas Investment Corp., 5900 "O" Street, Lincoln, Nebraska 68510.
** Principal business address: The Advisors Group, Inc., 7315 Wisconsin Avenue, Bethesda, Maryland 20814.
*** Principal business address: AmerUs Life Insurance Company, 611 Fifth Avenue, Des Moines, Iowa 50309.
**** Principal business address: Ameritas Investment Corp., 440 Regency Parkway
     Drive, Suite 222, Omaha, Nebraska 68114.

(c) Compensation From the Registrant.
          (1)                          (2)                     (3)                     (4)               (5)
                                                         Compensation on
                                Net Underwriting       Events Occasioning
     Name of Principal           Discounts and         the Deduction of a           Brokerage           Other
     Underwriter                 Commissions          Deferred Sales Load          Commissions       Compensation
     Ameritas Investment
     Corp. ("AIC")                 $111,702                   $0                      $27                $26

          (2)+(4)+(5) = Gross variable life compensation received by AIC.
          (2) = Sales compensation received and paid out by AIC as underwriter; AIC retains 0.
          (4) = Sales compensation received by AIC for retail sales.
          (5) = Sales compensation received by AIC and retained as underwriting fee.

Item 32.  Location of Accounts and Records

          The Books, records and other documents required to be maintained by
          Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.

Item 33.  Management Services

          Not Applicable.

Item 34.  Fee Representation

          Ameritas Life Insurance Corp. represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Ameritas Life Insurance Corp. Separate Account LLVL, certifies that it meets all the requirements of effectiveness of this Post-Effective Amendment No. 12 to Registration Statement Number 33-86500 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly has caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Lincoln, County of Lancaster, State of Nebraska on this 16th day of April, 2003.

                 AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVL, Registrant
                                        AMERITAS LIFE INSURANCE CORP., Depositor

                                                        By: David C. Moore *
                                                          ---------------------
                                                          Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 16, 2003.

       SIGNATURE                                               TITLE
     David C. Moore **                  Director, Chairman of the Board and Chief Executive Officer

     JoAnn M. Martin *                  President and Chief Operating Officer

     Robert C. Barth ***                Senior Vice President, Controller and Chief Accounting Officer

     /S/Donald R. Stading

     Donald R. Stading                  Senior Vice President, Secretary and Corporate General Counsel

     William W. Lester*                 Senior Vice President -  Investments and Treasurer

     James P. Abel *                    Director

     Lawrence J. Arth *                 Director

     William W. Cook, Jr. *             Director

     Tonn M. Ostergard ***              Director

     Paul C. Schorr, III *              Director

     William C. Smith *                 Director

     * Signed by Donald R. Stading under Powers of Attorney executed effective as of January 25, 2001
     ** Signed by Donald R. Stading under Power of Attorney executed effective as of March 28, 2002
     *** Signed by Donald R. Stading under Power of Attorney executed effective as of April 1, 2003.

                                  Exhibit Index

     Exhibit

       (k) Legal Opinion of Donald R. Stading

       (n) Auditors' Consent